Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2022 (unaudited)

	Face
	Amount	Value
	(000)	(000)
Fixed Income Securities (98.4%)
Agency Fixed Rate Mortgages (20.8%)
Federal Home Loan Mortgage Corporation,
2.00%, 10/1/51	$409	$319
Conventional Pools:
2.50%, 11/1/49	616	532
3.00%, 11/1/49 – 12/1/49	414	361
3.50%, 8/1/49	156	141
4.00%, 4/1/49 – 11/1/49	563	533
4.50%, 2/1/49	328	321
Gold Pools:
3.00%, 3/1/47 – 6/1/49	1,191	1,070
3.50%, 1/1/44 – 4/1/49	796	744
4.00%, 6/1/44 – 1/1/48	308	297
5.41%, 7/1/37 – 8/1/37	10	10
5.44%, 1/1/37 – 2/1/38	40	41
5.46%, 5/1/37 – 1/1/38	39	39
5.48%, 8/1/37	10	10
5.50%, 8/1/37 – 11/1/37	40	42
5.52%, 10/1/37	5	5
5.62%, 12/1/36 – 8/1/37	45	47
6.00%, 10/1/36 – 8/1/38	41	43
6.50%, 12/1/25 – 8/1/33	49	52
7.00%, 6/1/28 – 11/1/31	19	20
Federal National Mortgage Association,
2.00%, 11/1/51	2,170	1,715
2.50%, 1/1/52 – 2/1/52	4,668	3,851
Conventional Pools:
2.50%, 2/1/50	734	633
3.00%, 6/1/40 – 1/1/50	3,020	2,682
3.50%, 8/1/45 – 1/1/50	3,057	2,806
4.00%, 11/1/41 – 9/1/49	2,587	2,482
4.50%, 3/1/41 – 8/1/49	1,002	982
5.00%, 3/1/41	79	80
5.50%, 6/1/35 – 1/1/37	29	30
5.62%, 12/1/36	17	18
6.50%, 4/1/24 – 1/1/34	417	437
7.00%, 5/1/28 – 12/1/33	62	67
9.50%, 4/1/30	14	15
January TBA:
2.50%, 1/1/53 (a)	6,825	5,787
3.50%, 1/1/53 (a)	28,200	25,651
4.00%, 1/1/53 (a)	10,475	9,835
4.50%, 1/1/53 (a)	25,225	24,318
5.00%, 1/1/53 (a)	8,925	8,802
5.50%, 1/1/53 (a)	18,475	18,533
Government National Mortgage Association,
January TBA:
3.00%, 1/20/53 (a)	8,800	7,839
Various Pools:
3.50%, 11/20/40 – 7/20/49	799	748
4.00%, 8/20/41 – 11/20/49	2,140	2,045
4.50%, 4/20/49 – 7/20/49	222	213
5.00%, 12/20/48 – 2/20/49	26	26
6.50%, 5/15/40	217	227
		124,449

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2022 (unaudited)(cont’d)

Asset-Backed Securities (13.4%)
AASET 2018-2 US Ltd.,
4.45%, 11/18/38 (b)		2,355	1,872
AIMCO CLO,
Series 2018-B
3 Month USD LIBOR + 1.10%, 5.18%, 1/15/32 (b)(c)		3,600	3,542
Allegro CLO XI Ltd.,
3 Month USD LIBOR + 1.39%, 5.62%, 1/19/33 (b)(c)		2,150	2,119
American Homes 4 Rent Trust,
6.07%, 10/17/52 (b)		1,001	974
Aqua Finance Trust,
3.47%, 7/16/40 (b)		900	840
BCMSC Trust,
7.51%, 1/15/29 (c)		1,294	1,172
Benefit Street Partners CLO XX Ltd.,
3 Month USD LIBOR + 1.17%, 5.25%, 7/15/34 (b)(c)		3,685	3,599
Blackbird Capital Aircraft,
2.44%, 7/15/46 (b)		1,337	1,100
Blackbird Capital Aircraft Lease Securitization Ltd.,
5.68%, 12/16/41 (b)		694	459
Cascade MH Asset Trust,
4.00%, 11/25/44 (b)(c)		1,128	1,060
Cologix Data Centers US Issuer LLC,
3.30%, 12/26/51 (b)	CAD	2,125	1,862
4.94%, 1/25/52 (b)		$3,600	2,430
Conn's Receivables Funding LLC,
2.87%, 5/15/26 (b)		1,300	1,277
9.52%, 12/15/26 (b)		3,500	3,473
ContiMortgage Home Equity Loan Trust,
8.10%, 8/15/25		18	14
Diamond Resorts Owner Trust,
4.02%, 2/20/32 (b)		389	378
ELFI Graduate Loan Program LLC,
4.51%, 8/26/47 (b)		1,543	1,463
Falcon Aerospace Ltd.,
3.60%, 9/15/39 (b)		704	572
FCI Funding LLC,
Class A
3.63%, 2/18/31 (b)		22	22
GAIA Aviation Ltd.,
7.00%, 12/15/44 (b)		1,487	844
GCI Funding I LLC,
2.82%, 10/18/45 (b)		736	650
Golub Capital Partners ABS Funding Ltd.,
2.77%, 4/20/29 (b)		875	792
Class A2
3.21%, 1/22/29 (b)		3,290	3,074
Goodgreen Trust,
5.53%, 4/15/55 (b)		1,818	1,519
5.74%, 10/15/56 (b)		2,657	2,109
JOL Air Ltd.,
4.95%, 4/15/44 (b)		241	161
Lunar Aircraft Ltd.,
3.38%, 2/15/45 (b)		379	311
MACH 1 Cayman Ltd.,
3.47%, 10/15/39 (b)		815	660
MAPS Ltd.,
4.21%, 5/15/43 (b)		385	344
METAL LLC,
Class A
4.58%, 10/15/42 (b)		591	311

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2022 (unaudited)(cont’d)

Mosaic Solar Loan Trust,
2.10%, 4/20/46 (b)	564	490
New Residential Mortgage LLC,
Class A
5.44%, 6/25/25 – 7/25/25 (b)	4,090	3,855
Newtek Small Business Loan Trust,
Class A
Daily U.S. Prime Rate - 0.55%, 6.95%, 2/25/44 (b)(c)	277	273
NRZ Excess Spread-Collateralized Notes,
Class A
3.47%, 11/25/26 (b)	2,058	1,821
Octagon Investment Partners 51 Ltd.,
3 Month USD LIBOR + 1.15%, 5.39%, 7/20/34 (b)(c)	5,225	5,096
Oxford Finance Funding LLC,
5.44%, 2/15/27 (b)	198	193
PMT FMSR Issuer Trust,
1 Month USD LIBOR + 3.00%, 7.39%, 3/25/26 (b)(c)	3,900	3,791
PNMAC GMSR Issuer Trust,
1 Month USD LIBOR + 2.35%, 6.74%, 4/25/23 (b)(c)	2,000	1,888
SOFR30A + 4.19%, 8.13%, 6/25/27 (b)(c)	2,700	2,598
SOFR30A + 4.25%, 8.18%, 5/25/27 (b)(c)	2,725	2,583
PRET 2021-NPL6 LLC,
2.49%, 7/25/51 (b)	1,468	1,363
Progress Residential Trust,
2.31%, 5/17/38 (b)	650	547
Raptor Aircraft Finance I LLC,
4.21%, 8/23/44 (b)	2,115	1,543
ReadyCap Lending Small Business Loan Trust,
Daily U.S. Prime Rate - 0.55%, 7.00%, 12/27/44 (b)(c)	374	355
Republic Finance Issuance Trust,
3.54%, 11/20/30 (b)	1,385	1,269
S-Jets Ltd.,
3.97%, 8/15/42 (b)	2,708	2,105
Sculptor CLO XXVI Ltd.,
3 Month USD LIBOR + 1.27%, 5.51%, 7/20/34 (b)(c)	4,900	4,779
START Ireland,
4.09%, 3/15/44 (b)	270	231
Start Ltd.,
4.09%, 5/15/43 (b)	2,685	2,151
Sunbird Engine Finance LLC,
3.67%, 2/15/45 (b)	921	736
Tricon American Homes Trust,
5.10%, 1/17/36 (b)	3,500	3,391
		80,061
Collateralized Mortgage Obligations - Agency Collateral Series (0.0%) (d)
Federal Home Loan Mortgage Corporation,
IO REMIC
6.00% - 1 Month USD LIBOR, 1.68%, 11/15/43 (e)	425	33
IO STRIPS
7.50%, 12/15/29	11	2
Federal National Mortgage Association,
IO PAC REMIC
8.00%, 9/18/27	28	3
IO REMIC
6.00%, 7/25/33	30	5
IO STRIPS
6.50%, 9/25/29 – 12/25/29	128	14
8.50%, 10/25/25	7	—@
9.00%, 11/25/26	6	—@

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2022 (unaudited)(cont’d)

REMIC
7.00%, 9/25/32	95	99
Government National Mortgage Association,
IO
5.00%, 2/16/41	85	19
		175
Commercial Mortgage-Backed Securities (15.9%)
BAMLL Commercial Mortgage Securities Trust,
1 Month Term SOFR + 3.00%, 7.34%, 1/15/39 (b)(c)	3,175	2,986
BANK 2019-BNK21,
IO
0.85%, 10/17/52 (c)	13,116	546
BANK 2020-BNK30,
2.92%, 12/15/53 (c)	4,200	2,677
Benchmark Mortgage Trust,
3.76%, 7/15/53 (b)	2,000	1,694
IO
0.88%, 9/15/48 (b)(c)	31,000	871
BF Mortgage Trust,
1 Month USD LIBOR + 1.70%, 6.02%, 12/15/35 (b)(c)	2,500	2,225
BPR Trust,
1 Month Term SOFR + 3.00%, 7.34%, 5/15/39 (b)(c)	3,170	3,146
BX Trust,
1 Month Term SOFR + 2.70%, 7.04%, 1/15/39 (b)(c)	3,630	3,390
BXP Trust,
1 Month USD LIBOR + 3.00%, 7.32%, 11/15/34 (b)(c)	1,150	921
CG-CCRE Commercial Mortgage Trust,
1 Month USD LIBOR + 1.85%, 6.17%, 11/15/31 (b)(c)	541	514
Citigroup Commercial Mortgage Trust,
3.50%, 12/10/41 (b)(c)	1,100	715
IO
0.72%, 11/10/48 (c)	2,342	38
0.87%, 9/10/58 (c)	4,244	80
Commercial Mortgage Trust,
3.40%, 8/15/57 (b)(c)	1,400	1,233
IO
0.03%, 7/10/45 (c)	7,291	—@
0.66%, 10/10/47 (c)	2,438	22
0.98%, 7/15/47 (c)	2,643	28
Credit Suisse Mortgage Trust,
Class A
1 Month USD LIBOR + 3.00%, 7.82%, 12/15/35 (b)(c)	5,275	5,263
1 Month USD LIBOR + 3.97%, 8.29%, 4/15/23 (b)(c)	2,844	2,779
CSWF Commercial Mortgage Trust,
1 Month USD LIBOR + 1.57%, 5.88%, 6/15/34 (b)(c)	2,680	2,521
DROP Mortgage Trust,
1 Month USD LIBOR + 1.15%, 5.47%, 10/15/43 (b)(c)	3,525	3,371
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates,
2.88%, 1/25/49 (c)	7,514	1,345
2.98%, 1/25/32 (c)	5,775	1,075
3.21%, 5/25/32 (c)	11,220	2,334
3.56%, 6/25/54 (c)	6,549	1,512
4.15%, 8/25/54 (c)	5,300	1,422
Federal Home Loan Mortgage Corporation,
IO
2.74%, 8/25/48 (c)	5,484	827
Federal Home Loan Mortgage Corporation,
1 Month USD LIBOR + 4.35%, 8.49%, 12/25/26 (b)(c)	61	58

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2022 (unaudited)(cont’d)

1 Month USD LIBOR + 5.25%, 9.39%, 7/25/26 (b)(c)		45	43
IO
0.33%, 11/25/27 (c)		23,351	324
2.63%, 1/25/49(c)		21,291	3,287
2.65%, 2/25/49 (c)		9,522	1,454
2.73%, 9/25/48 (c)		16,800	2,547
3.07%, 11/25/36 (c)		4,400	1,192
3.09%, 4/25/39 (c)		3,200	846
3.46%, 10/25/38 (c)		3,500	1,006
3.79%, 6/25/50 (c)		8,000	1,931
GS Mortgage Securities Trust,
4.72%, 8/10/46 (b)(c)		500	404
IO
0.71%, 9/10/47 (c)		4,430	40
1.20%, 10/10/48 (c)		4,587	123
Highways 2021 PLC,
4.68%, 12/18/31 (b)	GBP	2,775	3,217
Jackson Park Trust,
3.24%, 10/14/39 (b)(c)		$1,700	1,233
JP Morgan Chase Commercial Mortgage Securities Trust,
1 Month USD LIBOR + 2.45%, 6.77%, 4/15/38 (b)(c)		2,400	2,283
IO
0.58%, 4/15/46 (c)		6,956	10
0.59%, 12/15/49 (c)		3,572	62
0.81%, 7/15/47 (c)		4,160	25
JPMBB Commercial Mortgage Securities Trust,
4.65%, 4/15/47 (b)(c)		775	703
IO
0.94%, 8/15/47 (c)		2,878	27
Last Mile Logistics Pan Euro Finance DAC,
3 Month EURIBOR + 1.90%, 3.70%, 8/17/33 (b)(c)	EUR	747	718
Manhattan West Mortgage Trust,
2.34%, 9/10/39 (b)(c)		$1,500	1,198
MF1 2021-W10X,
1 Month Term SOFR + 2.82%, 7.16%, 12/15/34 (b)(c)		4,350	4,155
MFT Mortgage Trust,
3.28%, 8/10/40 (b)(c)		1,000	710
MFT Trust,
3.48%, 2/10/42 (b)(c)		800	497
MKT 2020-525M Mortgage Trust,
2.94%, 2/12/40 (b)(c)		1,000	539
Multifamily Connecticut Avenue Securities Trust,
1 Month USD LIBOR + 1.95%, 6.34%, 3/25/50 (b)(c)		219	217
Natixis Commercial Mortgage Securities Trust,
4.13%, 5/15/39(b)(c)		2,300	1,822
4.32%, 1/15/43 (b)(c)		800	636
1 Month USD LIBOR + 1.70%, 6.02%, 8/15/38 (b)(c)		3,250	3,080
1 Month Term SOFR + 2.20%, 6.52%, 7/15/36 (b)(c)		2,300	2,098
Olympic Tower Mortgage Trust,
3.57%, 5/10/39 (b)		2,900	2,578
Real Estate Asset Liquidity Trust,
IO
1.14%, 2/12/31 (b)(c)	CAD	32,273	1,072
SG Commercial Mortgage Securities Trust,
3.73%, 3/15/37 (b)(c)		$1,900	1,662
SLG Office Trust,
IO
0.26%, 7/15/41 (b)(c)		34,800	560
Taubman Centers Commercial Mortgage Trust,
1 Month Term SOFR + 2.19%, 6.52%, 5/15/37 (b)(c)		3,950	3,845

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2022 (unaudited)(cont’d)

Vita Scientia 2022-1 DAC,
3 Month EURIBOR + 2.49%, 4.41%, 8/27/25 (b)(c)	EUR	2,125	1,984
VMC Finance 2021-HT1 LLC,
1 Month USD LIBOR + 1.65%, 5.99%, 1/18/37 (b)(c)		$2,387	2,311
Wells Fargo Commercial Mortgage Trust,
1 Month USD LIBOR + 1.74%, 6.06%, 2/15/37 (b)(c)		900	863
WFRBS Commercial Mortgage Trust,
4.15%, 5/15/45 (b)(c)		425	403
			95,298
Corporate Bonds (26.8%)
Finance (10.7%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
3.00%, 10/29/28		1,925	1,616
4.13%, 7/3/23		1,150	1,142
Air Lease Corp.,
2.10%, 9/1/28		600	490
Australia & New Zealand Banking Group Ltd.,
2.57%, 11/25/35 (b)		875	644
Avolon Holdings Funding Ltd.,
2.88%, 2/15/25 (b)		2,650	2,450
Banco de Credito e Inversiones SA,
2.88%, 10/14/31 (b)		2,275	1,896
Banco Santander Chile,
2.70%, 1/10/25 (b)		1,125	1,069
Banco Santander SA,
4.18%, 3/24/28		800	743
5.18%, 11/19/25		600	591
Bank Hapoalim BM,
3.26%, 1/21/32 (b)		2,075	1,794
Bank of America Corp.,
2.69%, 4/22/32		7,200	5,780
3.85%, 3/8/37		125	104
5.02%, 7/22/33		125	119
Bank of Ireland Group PLC,
2.03%, 9/30/27 (b)		2,500	2,114
Bank of Montreal,
3.09%, 1/10/37		1,725	1,308
Belrose Funding Trust,
2.33%, 8/15/30 (b)		1,225	930
BNP Paribas SA,
2.22%, 6/9/26 (b)		575	528
4.40%, 8/14/28 (b)		1,050	995
BPCE SA,
3.12%, 10/19/32 (b)		1,100	805
5.15%, 7/21/24 (b)		2,750	2,694
Citigroup, Inc.,
2.52%, 11/3/32		4,850	3,784
3.06%, 1/25/33		475	385
CNO Financial Group, Inc.,
5.25%, 5/30/29		885	845
Coinbase Global, Inc.,
3.38%, 10/1/28 (b)		1,010	535
Credit Suisse Group AG,
6.54%, 8/12/33 (b)		1,550	1,364
Global Atlantic Fin Co.,
4.70%, 10/15/51 (b)		1,320	1,008
Goldman Sachs Group, Inc.,
2.62%, 4/22/32		3,150	2,520

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2022 (unaudited)(cont’d)

Grupo Aval Ltd.,
4.38%, 2/4/30 (b)	770	625
HSBC Holdings PLC,
3.80%, 3/11/25	2,400	2,334
Intesa Sanpaolo SpA,
5.25%, 1/12/24	610	605
Jefferies Finance LLC/JFIN Co.-Issuer Corp.,
5.00%, 8/15/28 (b)	1,490	1,218
JPMorgan Chase & Co.,
1.95%, 2/4/32	1,025	786
JPMorgan Chase Bank NA,
0.00%, 12/28/23	1,000	951
Life Storage LP,
2.40%, 10/15/31	1,050	810
Macquarie Group Ltd.,
2.87%, 1/14/33 (b)	1,350	1,039
Marsh & McLennan Cos., Inc.,
5.88%, 8/1/33	1,029	1,088
Nationwide Building Society,
3.96%, 7/18/30 (b)	1,200	1,041
4.30%, 3/8/29 (b)	1,550	1,401
Nordea Bank Abp,
5.38%, 9/22/27 (b)	1,200	1,208
Oversea-Chinese Banking Corp. Ltd.,
1.83%, 9/10/30 (b)(c)	970	871
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
3.88%, 3/1/31 (b)	2,850	2,182
Societe Generale SA,
2.63%, 1/22/25 (b)	1,625	1,529
Sun Communities Operating LP,
4.20%, 4/15/32	2,000	1,767
SVB Financial Group,
1.80%, 2/2/31 (g)	1,275	933
4.10%, 2/15/31 (f)	970	560
Toronto-Dominion Bank,
8.13%, 10/31/82	1,625	1,694
United Overseas Bank Ltd.,
3.86%, 10/7/32 (b)	2,950	2,723
Westpac Banking Corp.,
2.67%, 11/15/35	775	578
		64,196
Industrials (13.8%)
Airbnb, Inc.,
0.00%, 3/15/26	1,015	838
Alibaba Group Holding Ltd.,
2.13%, 2/9/31 (g)	825	659
Anheuser-Busch InBev Worldwide, Inc.,
4.60%, 4/15/48	914	799
AT&T, Inc.,
3.55%, 9/15/55	1,400	940
BAT Capital Corp.,
2.26%, 3/25/28	2,000	1,663
Boeing Co.,
3.25%, 2/1/35	775	592
BP Capital Markets PLC,
4.38%, 6/22/25 (f)	700	670
4.88%, 3/22/30 (f)	700	615
Celanese U.S. Holdings LLC,
6.17%, 7/15/27	2,150	2,124

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2022 (unaudited)(cont’d)

Charter Communications Operating LLC/Charter Communications Operating Capital,
2.80%, 4/1/31		1,275	995
3.50%, 3/1/42		2,575	1,658
Children's Health System of Texas,
2.51%, 8/15/50		800	481
CVS Health Corp.,
5.05%, 3/25/48		1,450	1,309
Dell International LLC/EMC Corp.,
3.45%, 12/15/51 (b)		2,575	1,586
Delta Air Lines Pass Through Trust,
Series AA
3.20%, 10/25/25		1,050	1,024
Dexcom, Inc.,
0.25%, 11/15/25 (g)		1,175	1,284
Dick's Sporting Goods, Inc.,
4.10%, 1/15/52		2,225	1,443
Duke University,
Series 2020
2.83%, 10/1/55		1,600	1,087
DXC Technology Co.,
1.80%, 9/15/26		3,450	3,009
Enterprise Products Operating LLC,
3.30%, 2/15/53		825	552
Expedia Group, Inc.,
0.00%, 2/15/26		950	832
Ford Motor Co.,
3.25%, 2/12/32		525	395
Ford Motor Credit Co., LLC,
GMTN
4.39%, 1/8/26		800	747
Galaxy Pipeline Assets Bidco Ltd.,
1.75%, 9/30/27 (b)		2,477	2,298
General Motors Co.,
5.40%, 10/15/29		1,225	1,172
6.75%, 4/1/46		925	891
Global Partners LP/GLP Finance Corp.,
7.00%, 8/1/27		715	680
GLP Capital LP/GLP Financing II, Inc.,
5.38%, 4/15/26		1,250	1,228
Grifols SA,
2.25%, 11/15/27	EUR	630	591
HCA, Inc.,
4.63%, 3/15/52 (b)		$500	391
5.25%, 6/15/49		1,025	878
Hyundai Capital America,
1.80%, 1/10/28 (b)		2,650	2,177
Imperial Brands Finance PLC,
3.13%, 7/26/24 (b)		1,000	957
Intel Corp.,
2.80%, 8/12/41		1,675	1,176
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
2.50%, 1/15/27 (b)		1,575	1,380
Johns Hopkins University,
Series A
2.81%, 1/1/60		1,170	736
Kimberly-Clark de Mexico SAB de CV,
2.43%, 7/1/31 (b)		1,375	1,102
Level 3 Financing, Inc.,
3.40%, 3/1/27 (b)		1,275	1,080

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2022 (unaudited)(cont’d)

Lions Gate Capital Holdings LLC,
5.50%, 4/15/29 (b)		1,570	912
Lowe's Cos., Inc.,
5.80%, 9/15/62		525	506
Macy's Retail Holdings LLC,
5.88%, 3/15/30 (b)		690	600
Magallanes, Inc.,
5.14%, 3/15/52 (b)		1,475	1,078
Matador Resources Co.,
5.88%, 9/15/26		1,785	1,719
McLaren Health Care Corp.,
Series A
4.39%, 5/15/48		1,175	984
Medline Borrower LP,
3.88%, 4/1/29 (b)		1,410	1,139
NBN Co. Ltd.,
2.63%, 5/5/31 (b)		2,400	1,906
Newcastle Coal Infrastructure Group Pty Ltd.,
4.40%, 9/29/27 (b)		2,550	2,200
Nissan Motor Co. Ltd.,
3.04%, 9/15/23 (b)		2,400	2,352
NOVA Chemicals Corp.,
4.25%, 5/15/29 (b)(g)		1,510	1,237
ONEOK, Inc.,
3.10%, 3/15/30		1,250	1,050
3.40%, 9/1/29		375	325
Ooredoo International Finance Ltd.,
2.63%, 4/8/31 (b)		1,268	1,093
Peloton Interactive, Inc.,
0.00%, 2/15/26		2,115	1,510
Resorts World Las Vegas LLC/RWLV Capital, Inc.,
4.63%, 4/16/29 (b)		1,400	995
RingCentral, Inc.,
0.00%, 3/15/26		895	707
Rockies Express Pipeline LLC,
3.60%, 5/15/25 (b)		2,125	2,010
Rogers Communications, Inc.,
4.55%, 3/15/52 (b)		1,525	1,189
Seattle Children's Hospital,
Series 2021
2.72%, 10/1/50		2,750	1,745
Silgan Holdings, Inc.,
1.40%, 4/1/26 (b)		2,150	1,899
Splunk, Inc.,
1.13%, 6/15/27		1,200	1,018
Spotify USA, Inc.,
0.00%, 3/15/26		1,190	964
Standard Industries, Inc.,
2.25%, 11/21/26 (b)	EUR	575	529
Syngenta Finance NV,
4.89%, 4/24/25 (b)		$975	945
Uber Technologies, Inc.,
0.00%, 12/15/25 (g)		1,560	1,322
Var Energi ASA,
7.50%, 1/15/28 (b)		1,025	1,046
Verizon Communications, Inc.,
2.36%, 3/15/32		300	239
2.65%, 11/20/40		2,050	1,391
3.40%, 3/22/41		275	208
Vontier Corp.,
2.40%, 4/1/28		2,700	2,167

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2022 (unaudited)(cont’d)

VTR Finance NV,
6.38%, 7/15/28 (b)	1,050	407
Warnermedia Holdings, Inc.,
4.28%, 3/15/32 (b)	1,750	1,446
5.05%, 3/15/42 (b)	925	711
Wayfair, Inc.,
0.63%, 10/1/25	1,675	1,100
		82,688
Utilities (2.3%)
Duke Energy Indiana LLC,
2.75%, 4/1/50	460	291
Enel Finance International NV,
5.00%, 6/15/32 (b)	1,275	1,152
Fells Point Funding Trust,
3.05%, 1/31/27 (b)	2,275	2,074
Jersey Central Power & Light Co.,
2.75%, 3/1/32 (b)	1,400	1,134
Mississippi Power Co.,
3.95%, 3/30/28	2,325	2,185
NextEra Energy Capital Holdings, Inc.,
3.00%, 1/15/52	1,350	887
Niagara Mohawk Power Corp.,
2.76%, 1/10/32 (b)	2,700	2,198
Northern States Power Co.,
2.90%, 3/1/50	1,400	964
Piedmont Natural Gas Co., Inc.,
2.50%, 3/15/31	975	798
Public Service Enterprise Group, Inc.,
2.45%, 11/15/31	1,350	1,082
Virginia Electric and Power Co.,
2.95%, 11/15/51	1,375	910
		13,675
		160,559
Mortgages - Other (17.2%)
510 Asset Backed 2021-NPL1 Trust,
2.24%, 6/25/61 (b)	1,861	1,709
Adjustable Rate Mortgage Trust,
4.78%, 6/25/35 (c)	34	32
Ajax Mortgage Loan Trust,
1.70%, 5/25/59 (b)	1,432	1,208
2.35%, 9/25/65 (b)(c)	725	563
Alternative Loan Trust,
1 Month USD LIBOR + 0.36%, 4.75%, 5/25/47 (c)	70	59
Banc of America Alternative Loan Trust,
1 Month USD LIBOR + 0.65%, 5.04%, 7/25/46 (c)	99	80
6.36%, 10/25/36	401	122
Banc of America Funding Trust,
5.25%, 7/25/37	13	13
Barclays Commercial Mortgage Trust,
0.46%, 12/15/55	18,450	739
Bear Stearns ARM Trust,
3.37%, 2/25/34 (c)	436	397
BRAVO Residential Funding Trust,
2.00%, 5/25/59 (b)(c)	1,675	1,471
Brean Asset Backed Securities Trust,
1.40%, 10/25/63 (b)(c)	2,112	1,809
1.75%, 10/25/61 (b)(c)	2,206	1,937

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2022 (unaudited)(cont’d)

Cascade Funding Mortgage Trust,
1.94%, 9/25/50 (b)(c)		3,543	3,195
2.72%, 12/26/30 (b)(c)		3,850	3,578
2.91%, 2/25/31 (b)(c)		3,800	3,522
3.73%, 6/25/36 (b)(c)		3,825	3,468
4.00%, 10/25/68 (b)(c)		1,996	1,888
CFMT 2022-HB8 LLC,
3.75%, 4/25/25 (b)(c)		2,650	2,288
CFMT LLC,
3.25%, 9/25/37 (b)(c)		1,840	1,438
ChaseFlex Trust,
6.00%, 2/25/37		587	241
COLT 2021-RPL1 Trust,
1.67%, 9/25/61 (b)(c)		1,386	1,215
E-MAC NL 2004-I BV,
Class A
3 Month EURIBOR + 0.18%, 3.80%, 7/25/36 (c)	EUR	319	313
Eurosail-NL 2007-2 BV,
3 Month EURIBOR + 1.80%, 3.18%, 10/17/40 (c)		700	738
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates,
0.15%, 11/25/55		$7,625	2,133
Federal Home Loan Mortgage Corporation,
3.00%, 7/25/46 – 5/25/47		979	840
3.50%, 5/25/45 – 5/25/47		378	331
3.85%, 5/25/45 (b)(c)		1	1
4.00%, 5/25/45		8	7
1 Month USD LIBOR + 5.15%, 9.54%, 10/25/29 (c)		300	319
FMC GMSR Issuer Trust,
3.85%, 10/25/26 (b)(c)		2,600	2,092
4.45%, 1/25/26 (b)(c)		3,500	3,066
7.90%, 7/25/27 (b)		2,675	2,525
GCAT 2022-NQM3 Trust,
4.35%, 4/25/67 (b)(c)		4,556	4,419
Headlands Residential 2021-RPL1 LLC,
2.49%, 9/25/26 (b)(c)		3,320	3,104
IM Pastor 3 FTH,
3 Month EURIBOR + 0.14%, 2.22%, 3/22/43 (c)	EUR	319	271
Imperial Fund Mortgage Trust,
2.49%, 2/25/67 (b)(c)		$2,629	2,288
JP Morgan Mortgage Trust,
3.46%, 6/25/37 (c)		57	46
6.00%, 6/25/37		7	10
Legacy Mortgage Asset Trust,
3.25%, 2/25/60 (b)		2,096	2,058
Lehman Mortgage Trust,
6.50%, 9/25/37		623	228
NYMT Loan Trust,
2.94%, 10/25/60 (b)(c)		2,484	2,396
OBX Trust,
3.50%, 2/25/60 (b)(c)		384	335
Pepper Residential Securities Trust,
1 Month USD LIBOR + 0.93%, 5.20%, 3/12/61 (b)(c)		252	252
PMC PLS ESR Issuer LLC,
5.11%, 2/25/27 (b)		2,362	2,226
PNMAC GMSR Issuer Trust,
1 Month USD LIBOR + 2.65%, 7.04%, 8/25/25 (b)(c)		1,400	1,397
1 Month USD LIBOR + 2.85%, 7.24%, 2/25/23 (b)(c)		1,000	1,003
Preston Ridge Partners LLC,
1.74%, 9/25/26 (b)(c)		1,978	1,764
2.36%, 10/25/26 (b)		2,227	2,022

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2022 (unaudited)(cont’d)

5.56%, 6/25/27 (b)		2,308	2,207
Sage AR Funding PLC (SGSHR) No. 1,
4.91%, 11/17/51 (b)	GBP	3,625	3,974
Seasoned Credit Risk Transfer Trust,
3.00%, 9/25/55 – 2/25/59		$9,469	8,374
4.00%, 7/25/56 (c)		248	244
4.00%, 8/25/56 (b)(c)		1,000	889
4.00%, 8/25/58 – 2/25/59		1,276	1,199
4.25%, 8/25/59 – 11/25/60(b)(c)		6,550	5,536
4.50%, 6/25/57		1,151	1,135
4.75%, 7/25/56 – 6/25/57(b)(c)		1,408	1,285
4.75%, 10/25/58 (c)		1,300	1,157
Stanwich Mortgage Loan Co. LLC,
2.74%, 10/16/26 (b)		2,260	2,001
Structured Asset Securities Corp. Reverse Mortgage Loan Trust,
1 Month USD LIBOR + 1.85%, 6.24%, 5/25/47 (b)(c)		1,557	1,384
TDA 27 FTA,
3 Month EURIBOR + 0.19%, 2.33%, 12/28/50 (c)	EUR	1,270	1,087
TVC Mortgage Trust,
3.47%, 9/25/24 (b)		$249	248
VOLT CV LLC,
2.49%, 11/27/51 (b)		1,627	1,437
VOLT XCIII LLC,
1.89%, 2/27/51 (b)		1,982	1,775
VOLT XCIV LLC,
2.24%, 2/27/51 (b)		2,437	2,215
			103,303
Municipal Bonds (0.8%)
Chicago O’Hare International Airport, IL,
O'Hare International Airport Revenue Series 2010B
6.40%, 1/1/40		255	286
City of New York, NY,
Series G-1
5.97%, 3/1/36		270	289
Illinois State Toll Highway Authority, IL,
Highway Revenue, Build America Bonds Series A
6.18%, 1/1/34		477	513
New York City, NY,
Transitional Finance Authority Future Tax Secured Revenue Series A
5.27%, 5/1/27		320	323
Onondaga Civic Development Corp., NY,
3.07%, 12/1/55		2,925	1,808
University of Michigan, MI,
Series A
4.45%, 4/1/22		1,645	1,338
			4,557
Sovereign (3.2%)
Dominican Republic International Bond,
4.88%, 9/23/32 (b)		410	342
5.88%, 1/30/60 (b)		2,310	1,703
Ecuador Government International Bond,
1.50%, 7/31/40 (b)(h)		261	107
Egypt Government International Bond,
6.38%, 4/11/31 (b)	EUR	2,025	1,514
7.50%, 2/16/61 (b)		$290	180
8.15%, 11/20/59 (b)		210	138
8.88%, 5/29/50 (b)		410	279

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2022 (unaudited)(cont’d)

Export-Import Bank of India,
3.25%, 1/15/30 (b)		670	582
3.88%, 2/1/28 (b)		505	470
Hellenic Republic Government Bond,
2.00%, 4/22/27 (b)	EUR	1,208	1,212
Ivory Coast Government International Bond,
4.88%, 1/30/32 (b)		$1,360	1,154
Mexico Government International Bond,
3.25%, 4/16/30 (g)		750	655
3.75%, 4/19/71		850	531
Pertamina Persero PT,
6.50%, 11/7/48 (b)		1,325	1,332
Perusahaan Penerbit SBSN Indonesia III,
4.70%, 6/6/32 (b)		711	701
Petroleos Mexicanos,
6.70%, 2/16/32		2,727	2,147
Philippine Government International Bond,
4.20%, 3/29/47		420	361
Republic of South Africa Government Bond,
8.00%, 1/31/30	ZAR	22,750	1,194
8.25%, 3/31/32		92,280	4,632
			19,234
Supranational (0.2%)
Banque Ouest Africaine de Developpement,
2.75%, 1/22/33 (b)	EUR	270	220
4.70%, 10/22/31 (b)		$1,240	1,062
			1,282
Variable Rate Senior Loan Interest (0.1%)
American Airlines, Inc.,
2018 Term Loan B
1 Month USD LIBOR + 1.75%, 3.19%, 6/27/25		970	914
Total Fixed Income Securities (Cost $663,385)			589,832

	Shares
Short-Term Investments (14.9%)
Investment Company (13.0%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (i) (Cost $78,013)		78,012,978	78,013
Securities held as Collateral on Loaned Securities (0.6%)
Investment Company (0.6%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (i) (Cost $3,500)		3,499,538	3,500

	Face
	Amount
	(000)
U.S. Treasury Security (1.3%)
U.S. Treasury Bill
3.84%, 3/16/23 (j) (Cost $7,743)	$7,803	7,738
Total Short-Term Investments (Cost $89,256)		89,251
Total Investments (113.3%) (Cost $752,641) Including $6,013 of Securities Loaned (k)(l)(m)		679,083
Liabilities in Excess of Other Assets (-13.3%)		(79,975)
Net Assets (100.0%)		$599,108

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2022 (unaudited)(cont’d)

(a)	Security is subject to delayed delivery.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	Floating or variable rate securities: The rates disclosed are as of December 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(d)	Amount is less than 0.05%.
(e)	Inverse Floating Rate Security - Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at December 31, 2022.
(f)	Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of December 31, 2022.
(g)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at December 31, 2022, were approximately $6,013,000 and $6,140,000, respectively. The Fund received cash collateral of approximately $3,500,000, which was subsequently invested in Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Class as reported in the Portfolio of Investments. The remaining collateral of approximately $2,640,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(h)	Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of December 31, 2022. Maturity date disclosed is the ultimate maturity date.
(i)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended December 31, 2022, advisory fees paid were reduced by approximately $31,000 relating to the Fund's investment in the Liquidity Funds.
(j)	Rate shown is the yield to maturity at December 31, 2022.
(k)	Securities are available for collateral in connection with securities purchased on a forward commitment basis, open foreign currency exchange contracts, futures contracts and swap agreements.
(l)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended December 31, 2022, the Fund did not engage in any cross-trade transactions.
(m)	At December 31, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,581,000 and the aggregate gross unrealized depreciation is approximately $78,472,000, resulting in net unrealized depreciation of approximately $76,891,000.
@	Value is less than $500.
CLO	Collateralized Loan Obligation.
EURIBOR	Euro Interbank Offered Rate.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
MTN	Medium Term Note.
PAC	Planned Amortization Class.
REMIC	Real Estate Mortgage Investment Conduit.
SOFR	Secured Overnight Financing Rate.
STRIPS	Separate Trading of Registered Interest and Principal of Securities.
TBA	To Be Announced.
USD	United States Dollar.

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2022 (unaudited)(cont’d)

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at December 31, 2022:

	Contracts		In			Unrealized
	to		Exchange			Appreciation
	Deliver		For		Delivery	(Depreciation)
Counterparty	(000)		(000)		Date	(000)
Australia & New Zealand Banking Group Ltd.	CAD	15		$11	1/4/23	$ —@
Australia & New Zealand Banking Group Ltd.		$4,027	AUD	6,020	2/9/23	77
Australia & New Zealand Banking Group Ltd.		$11	CAD	15	2/9/23	(—@ )
Australia & New Zealand Banking Group Ltd.		$6,202	EUR	5,960	2/9/23	194
Bank of America NA		$1,470	MXN	28,828	2/9/23	(—@ )
Barclays Bank PLC	AUD	6,040		$3,867	2/9/23	(251)
BNP Paribas SA	CNY	24,384		$3,416	2/9/23	(102)
BNP Paribas SA	GBP	6,136		$6,939	2/9/23	(485)
BNP Paribas SA		$23	CAD	31	2/9/23	—@
BNP Paribas SA		$1,160	CNY	8,047	2/9/23	1
BNP Paribas SA		$778	CNY	5,391	2/9/23	(1)
BNP Paribas SA		$785	CNY	5,473	2/9/23	4
Goldman Sachs International		$1,743	BRL	9,071	2/9/23	(36)
HSBC Bank PLC	EUR	15,826		$15,722	2/9/23	(1,259)
JPMorgan Chase Bank NA	SEK	10,785		$1,050	2/9/23	14
JPMorgan Chase Bank NA		$34	CAD	46	2/9/23	(—@ )
JPMorgan Chase Bank NA		$790	CNY	5,473	2/9/23	(—@ )
JPMorgan Chase Bank NA		$1,716	JPY	250,153	2/9/23	199
JPMorgan Chase Bank NA		$1,830	MXN	36,286	2/9/23	20
JPMorgan Chase Bank NA	ZAR	97,138		$5,275	2/9/23	(424)
Royal Bank of Canada	CAD	1,240		$920	2/9/23	4
Royal Bank of Canada		$661	EUR	625	2/9/23	10
Royal Bank of Canada		$575	JPY	77,508	2/9/23	18
Royal Bank of Canada		$2,301	JPY	310,031	2/9/23	72
State Street Bank & Trust Co.	EUR	1		$1	2/9/23	(—@ )
UBS AG	CAD	5,022		$3,693	2/9/23	(17)
UBS AG		$876	EUR	828	2/9/23	12
UBS AG		$67	GBP	54	2/9/23	(1)
						$(1,951)

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2022 (unaudited)(cont’d)

Futures Contracts:

The Fund had the following futures contracts open at December 31, 2022:

						Unrealized
	Number			Notional		Appreciation
	of	Expiration		Amount	Value	(Depreciation)
	Contracts	Date		(000)	(000)	(000)
Long:
U.S. Treasury 10 yr. Note	88	Mar-23		$8,800	$9,882	$(102)
U.S. Treasury 10 yr. Ultra Note	249	Mar-23		24,900	29,452	(87)
U.S. Treasury 5 yr. Note	271	Mar-23		27,100	29,249	(154)
U.S. Treasury Long Bond	398	Mar-23		39,800	49,887	(541)
U.S. Treasury Ultra Bond	229	Mar-23		22,900	30,758	(205)

Short:
Euro-Buxl 30 yr. Bond	3	Mar-23	EUR	(300)	(434)	78
German Euro-OAT Index	11	Mar-23		(1,100)	(1,499)	97
Japan 10 Yr. Bond Index	9	Mar-23	JPY	(900,000)	(9,975)	182
U.S. Treasury 2 yr. Note	171	Mar-23		$(34,200)	(35,069)	(12)
						$(744)

Credit Default Swap Agreements:

The Fund had the following credit default swap agreements open at December 31, 2022:

	Credit							Upfront
	Rating of					Notional		Payment	Unrealized
Swap Counterparty and	Reference	Buy/Sell	Pay/Receive	Payment	Maturity	Amount	Value	Paid	Depreciation
Reference Obligation	Obligation†	Protection	Fixed Rate	Frequency	Date	(000)	(000)	(000)	(000)
Morgan Stanley & Co. LLC*
CDX.NA.HY.39	NR	Buy	5.00%	Quarterly	12/20/27	$11,900	$(93)	$545	$(638)

@		Value is less than $500.
*		Cleared swap agreement, the broker is Morgan Stanley & Co. LLC.
†		Credit rating as issued by Standard & Poor’s.
BTP		Buoni del Tesoro Poliennali.
OAT		Obligations Assimilables du Trésor (Treasury Obligation).
NR		Not rated.
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CNY	—	Chinese Yuan Renminbi
EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen
MXN	—	Mexican Peso
SEK	—	Swedish Krona
USD	—	United States Dollar
ZAR	—	South African Rand

Portfolio Composition*

	Percentage of
Classification	Total Investments
Agency Fixed Rate Mortgages	18.4%
Mortgages - Other	15.3
Commercial Mortgage-Backed Securities	14.1
Short-Term Investments	12.7
Industrials	12.2
Asset-Backed Securities	11.9
Finance	9.5
Other**	5.9
Total Investments	100.0	%***

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of December 31, 2022.

**	Industries and/or investment types representing less than 5% of total investments.

***	Does not include open long/short futures contracts with a value of approximately $196,205,000 and net unrealized depreciation of approximately $744,000. Does not include open foreign currency forward exchange contracts with net unrealized depreciation of approximately $1,951,000. Also does not include open swap agreements with total unrealized depreciation of approximately $638.

Morgan Stanley Institutional Fund Trust

Corporate Bond Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2022 (unaudited)

	Face
	Amount		Value
	(000)		(000)
Fixed Income Securities (97.1%)
Commercial Mortgage-Backed Securities (2.5%)
Credit Suisse Mortgage Trust, Class A
1 Month Term SOFR + 3.14%, 7.48%, 9/9/24 (a)(b)		$1,100	$1,090
J.P. Morgan Chase Commercial Mortgage Securities Trust
1 Month Term SOFR + 2.18%, 6.51%, 8/15/39 (a)(b)		1,300	1,302
Taurus 2018-2 UK DAC
3 Month GBP SONIA + 1.22%, 4.50%, 5/22/28 (b)	GBP	588	704
			3,096
Corporate Bonds (94.6%)
Finance (35.1%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
1.65%, 10/29/24		$625	577
2.88%, 8/14/24		175	166
3.00%, 10/29/28		925	777
Air Lease Corp.,
2.10%, 9/1/28		300	245
4.63%, 10/1/28		1,250	1,172
American National Group, Inc.
6.14%, 6/13/32 (a)		550	522
Aon Corp./Aon Global Holdings PLC
2.60%, 12/2/31		625	512
Australia & New Zealand Banking Group Ltd.
2.57%, 11/25/35 (a)		300	221
Avolon Holdings Funding Ltd.
2.88%, 2/15/25 (a)		550	508
Banco de Credito e Inversiones SA
2.88%, 10/14/31 (a)		200	167
Banco Santander SA,
1.72%, 9/14/27		1,000	855
4.18%, 3/24/28		600	557
Bank Hapoalim BM
3.26%, 1/21/32 (a)		725	627
Bank of America Corp.,
2.69%, 4/22/32		900	723
3.85%, 3/8/37		800	665
5.02%, 7/22/33		2,200	2,095
Bank of Ireland Group PLC
2.03%, 9/30/27 (a)		1,725	1,459
Belrose Funding Trust
2.33%, 8/15/30 (a)		475	361
BNP Paribas SA
4.40%, 8/14/28 (a)		375	355
Boston Properties LP
6.75%, 12/1/27		325	336
BPCE SA,
3.12%, 10/19/32 (a)		375	274
3.65%, 1/14/37 (a)(c)		500	375
5.15%, 7/21/24 (a)		1,025	1,004
Capital One Financial Corp.
3.27%, 3/1/30		850	728
Carlyle Finance Subsidiary LLC
3.50%, 9/19/29 (a)		425	360
Charles Schwab Corp.,
Series G
5.38%, 1/6/25 (d)		650	639

Morgan Stanley Institutional Fund Trust

Corporate Bond Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2022 (unaudited)(cont’d)

CI Financial Corp.
4.10%, 6/15/51	1,025	607
Citigroup, Inc.,
2.52%, 11/3/32	525	410
3.06%, 1/25/33	1,175	951
6.27%, 11/17/33	850	880
Coinbase Global, Inc.
3.38%, 10/1/28 (a)	190	101
Corporate Office Properties LP
2.75%, 4/15/31	850	638
Credit Suisse Group AG
9.02%, 11/15/33 (a)	1,250	1,283
Deutsche Bank AG
2.22%, 9/18/24	450	435
Extra Space Storage LP Co.
3.90%, 4/1/29	750	673
First-Citizens Bank & Trust Co.
2.97%, 9/27/25	775	733
Global Atlantic Fin Co.
4.40%, 10/15/29 (a)	1,375	1,154
Goldman Sachs Group, Inc.
2.62%, 4/22/32	3,200	2,559
Grupo Aval Ltd.
4.38%, 2/4/30 (a)	375	304
High Street Funding Trust I
4.11%, 2/15/28 (a)(c)	850	793
HSBC Holdings PLC,
1.59%, 5/24/27	1,250	1,079
4.76%, 6/9/28	650	615
Intact Financial Corp.
5.46%, 9/22/32 (a)	850	841
Intesa Sanpaolo SpA
7.00%, 11/21/25 (a)	625	638
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.
2.63%, 10/15/31	450	344
JPMorgan Chase & Co.,
1.95%, 2/4/32	1,475	1,132
4.57%, 6/14/30	450	424
KKR Group Finance Co. XII LLC
4.85%, 5/17/32 (a)	175	164
LeasePlan Corp. NV
2.88%, 10/24/24 (a)	675	634
Life Storage LP
2.40%, 10/15/31	625	482
Macquarie Group Ltd.
2.87%, 1/14/33 (a)	575	443
Marsh & McLennan Cos., Inc.
5.88%, 8/1/33	350	370
National Australia Bank Ltd.
2.33%, 8/21/30 (a)	375	286
Nordea Bank Abp
5.38%, 9/22/27 (a)	625	629
Radian Group, Inc.
4.88%, 3/15/27	1,050	964
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.
3.88%, 3/1/31 (a)	345	264
Sabra Health Care LP
3.20%, 12/1/31	825	616
Santander U.K. Group Holdings PLC
6.83%, 11/21/26	625	634

Morgan Stanley Institutional Fund Trust

Corporate Bond Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2022 (unaudited)(cont’d)

Shinhan Bank Co., Ltd.
4.00%, 4/23/29 (a)	875	781
Societe Generale SA
2.89%, 6/9/32 (a)	200	154
Stewart Information Services Corp.
3.60%, 11/15/31	500	384
Sun Communities Operating LP
4.20%, 4/15/32	775	685
SVB Financial Group,
1.80%, 2/2/31 (c)	650	476
4.10%, 2/15/31 (d)	123	71
Swedbank AB
3.36%, 4/4/25 (a)	350	337
Synchrony Bank
5.63%, 8/23/27	675	659
Synchrony Financial
4.88%, 6/13/25	175	171
Synovus Financial Corp.
5.20%, 8/11/25	475	469
Toronto-Dominion Bank
8.13%, 10/31/82	1,000	1,042
Wells Fargo & Co.,
MTN
2.88%, 10/30/30	375	319
Westpac Banking Corp.
2.67%, 11/15/35	225	168
		44,076
Industrials (49.6%)
AbbVie, Inc.,
4.05%, 11/21/39	300	258
4.25%, 11/21/49	350	292
Adventist Health System
5.43%, 3/1/32	700	692
Airbnb, Inc.
0.00%, 3/15/26	265	219
Alaska Airlines 2020-1 Class A Pass Through Trust
4.80%, 2/15/29 (a)	1,075	1,025
Alibaba Group Holding Ltd.
2.70%, 2/9/41	240	154
Altria Group, Inc.
3.40%, 2/4/41	350	233
Amazon.com, Inc.,
2.70%, 6/3/60	425	258
4.70%, 12/1/32	875	869
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.75%, 4/20/29 (a)	220	201
Anheuser-Busch InBev Worldwide, Inc.,
4.35%, 6/1/40	750	662
4.60%, 4/15/48	309	270
Apple, Inc.,
2.38%, 2/8/41	425	302
3.95%, 8/8/52	700	599
AT&T, Inc.,
2.55%, 12/1/33	825	636
3.55%, 9/15/55	1,452	975
Baidu, Inc.
1.72%, 4/9/26	450	401
BAT Capital Corp.,
2.26%, 3/25/28	1,050	873

Morgan Stanley Institutional Fund Trust

Corporate Bond Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2022 (unaudited)(cont’d)

3.73%, 9/25/40	250	171
Boeing Co.,
2.95%, 2/1/30	675	573
3.25%, 2/1/35	600	458
BP Capital Markets PLC,
4.38%, 6/22/25 (d)	1,050	962
Braskem Netherlands Finance BV
4.50%, 1/31/30 (a)	340	290
Broadcom, Inc.,
3.19%, 11/15/36 (a)	550	397
3.42%, 4/15/33 (a)	225	181
Brunswick Corp.
5.10%, 4/1/52	425	307
Cedars-Sinai Health System,
Series 2021
2.29%, 8/15/31	620	499
Celanese U.S. Holdings LLC
6.17%, 7/15/27	1,350	1,334
Charter Communications Operating LLC/Charter Communications Operating Capital,
2.80%, 4/1/31	275	215
3.50%, 3/1/42	975	628
5.13%, 7/1/49	500	380
Comcast Corp.,
3.75%, 4/1/40	575	477
4.00%, 3/1/48	650	524
CommonSpirit Health
6.07%, 11/1/27	575	589
Consorcio Transmantaro SA
4.70%, 4/16/34 (a)	400	365
Continental Resources, Inc.,
2.27%, 11/15/26 (a)	275	239
2.88%, 4/1/32 (a)	875	649
Coterra Energy, Inc.
3.90%, 5/15/27	950	888
CVS Health Corp.,
1.75%, 8/21/30	625	494
5.05%, 3/25/48	650	587
Daimler Trucks Finance North America LLC
2.00%, 12/14/26 (a)	775	684
Dell International LLC/EMC Corp.
3.45%, 12/15/51 (a)	725	446
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.50%, 10/20/25 (a)	1,025	1,001
Diamondback Energy, Inc.
3.13%, 3/24/31	600	498
Dick's Sporting Goods, Inc.
4.10%, 1/15/52	450	292
DuPont de Nemours, Inc.
5.32%, 11/15/38	225	217
DXC Technology Co.
1.80%, 9/15/26	950	829
Enbridge, Inc.
2.50%, 8/1/33	325	251
Energy Transfer LP,
5.00%, 5/15/50	125	100
6.25%, 4/15/49	100	93
Enterprise Products Operating LLC
3.30%, 2/15/53	625	419
EQT Corp.
5.70%, 4/1/28	575	573

Morgan Stanley Institutional Fund Trust

Corporate Bond Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2022 (unaudited)(cont’d)

Exelon Corp.
4.10%, 3/15/52		225	181
Ferguson Finance PLC
4.65%, 4/20/32 (a)		300	274
Ford Motor Credit Co., LLC,
GMTN
4.39%, 1/8/26		315	294
General Motors Co.,
6.60%, 4/1/36		325	319
6.75%, 4/1/46		125	120
Georgia-Pacific LLC
2.30%, 4/30/30 (a)		650	541
Glencore Funding LLC
2.50%, 9/1/30 (a)(c)		600	488
Global Payments, Inc.
5.40%, 8/15/32		500	478
Grifols SA
2.25%, 11/15/27 (a)	EUR	310	291
HCA, Inc.,
4.63%, 3/15/52 (a)		$275	215
5.25%, 6/15/49		550	471
HF Sinclair Corp.
5.88%, 4/1/26		500	501
Hyundai Capital America
3.00%, 2/10/27 (a)		1,200	1,079
Imperial Brands Finance PLC,
3.13%, 7/26/24 (a)		725	694
6.13%, 7/27/27 (a)		400	399
Intel Corp.,
2.80%, 8/12/41		550	386
3.25%, 11/15/49		300	206
International Business Machines Corp.
2.85%, 5/15/40		375	274
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
2.50%, 1/15/27 (a)		550	482
JDE Peet's NV
1.38%, 1/15/27 (a)		875	740
JetBlue Pass Through Trust,
Series AA
2.75%, 11/15/33		433	356
Kimberly-Clark de Mexico SAB de CV
2.43%, 7/1/31 (a)		275	220
Kinder Morgan, Inc.
5.45%, 8/1/52		175	158
Kyndryl Holdings, Inc.
2.05%, 10/15/26		1,075	878
Level 3 Financing, Inc.
3.40%, 3/1/27 (a)		625	529
Lowe's Cos., Inc.
5.80%, 9/15/62		575	554
Macy's Retail Holdings LLC
5.88%, 3/15/30 (a)		405	352
Marriott International, Inc.,
Series HH
2.85%, 4/15/31		1,075	873
McDonald's Corp.
4.45%, 9/1/48		350	306
MDGH GMTN (RSC) Ltd.
4.50%, 11/7/28 (a)		425	422
Micron Technology, Inc.
2.70%, 4/15/32		1,275	956

Morgan Stanley Institutional Fund Trust

Corporate Bond Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2022 (unaudited)(cont’d)

Microsoft Corp.
2.53%, 6/1/50		525	348
Midwest Connector Capital Co. LLC
4.63%, 4/1/29 (a)		600	543
Minsur SA
4.50%, 10/28/31 (a)		200	174
MPLX LP
5.20%, 12/1/47		100	86
National Fuel Gas Co.
2.95%, 3/1/31		1,036	814
NBN Co. Ltd.
2.63%, 5/5/31 (a)		1,225	973
Newcastle Coal Infrastructure Group Pty Ltd.
4.40%, 9/29/27 (a)		1,125	971
Nissan Motor Co. Ltd.
3.52%, 9/17/25 (a)		1,025	953
NOVA Chemicals Corp.
4.88%, 6/1/24 (a)		300	291
ONEOK, Inc.,
3.10%, 3/15/30		1,125	945
3.40%, 9/1/29		275	238
Oracle Corp.,
3.60%, 4/1/50		525	356
3.85%, 7/15/36		225	185
Peloton Interactive, Inc.
0.00%, 2/15/26		415	296
Philip Morris International, Inc.
5.75%, 11/17/32		300	307
Prosus NV
3.68%, 1/21/30 (a)		775	646
Q-Park Holding I BV
1.50%, 3/1/25 (a)	EUR	150	148
QUALCOMM, Inc.
1.65%, 5/20/32		$400	309
Resorts World Las Vegas LLC/RWLV Capital, Inc.
4.63%, 4/16/29 (a)		300	213
RingCentral, Inc.
0.00%, 3/15/26		175	138
Rockies Express Pipeline LLC
3.60%, 5/15/25 (a)		400	378
Rogers Communications, Inc.
4.55%, 3/15/52 (a)		550	429
Sabine Pass Liquefaction LLC
4.50%, 5/15/30		950	883
Sealed Air Corp.
1.57%, 10/15/26 (a)		800	692
Sigma Alimentos SA de CV
4.13%, 5/2/26		450	427
Silgan Holdings, Inc.
1.40%, 4/1/26 (a)		500	442
Smithfield Foods, Inc.
3.00%, 10/15/30 (a)		850	649
Sodexo, Inc.
2.72%, 4/16/31 (a)		675	540
Spotify USA, Inc.
0.00%, 3/15/26		165	134
Standard Industries, Inc.
2.25%, 11/21/26 (a)	EUR	100	92
Syngenta Finance NV
4.89%, 4/24/25 (a)		$300	291

Morgan Stanley Institutional Fund Trust

Corporate Bond Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2022 (unaudited)(cont’d)

T-Mobile USA, Inc.,
2.25%, 11/15/31	725	572
3.30%, 2/15/51	250	168
Tencent Holdings Ltd.,
2.39%, 6/3/30 (a)	200	163
3.60%, 1/19/28 (a)	500	459
3.98%, 4/11/29 (a)	300	277
Transportadora de Gas Internacional SA ESP
5.55%, 11/1/28 (a)	400	368
Transurban Finance Co. Pty Ltd.
2.45%, 3/16/31 (a)	500	394
Uber Technologies, Inc.
0.00%, 12/15/25 (c)	150	127
Union Pacific Corp.
4.95%, 9/9/52	350	338
Var Energi ASA
7.50%, 1/15/28 (a)	600	612
Verizon Communications, Inc.,
1.75%, 1/20/31	500	389
2.36%, 3/15/32	250	199
2.65%, 11/20/40	850	577
3.40%, 3/22/41	300	227
VICI Properties LP
4.75%, 2/15/28	300	285
VICI Properties LP/VICI Note Co., Inc.
3.88%, 2/15/29 (a)	850	746
Vontier Corp.
2.95%, 4/1/31	725	525
Walt Disney Co.
3.50%, 5/13/40	450	364
Warnermedia Holdings, Inc.,
4.28%, 3/15/32 (a)	475	392
5.05%, 3/15/42 (a)	325	250
5.14%, 3/15/52 (a)	725	530
Western Digital Corp.
1.50%, 2/1/24 (e)	215	206
Williams Cos., Inc.
5.30%, 8/15/52	600	540
Ziff Davis, Inc.
1.75%, 11/1/26 (a)	200	200
		62,365
Utilities (9.9%)
APA Infrastructure Ltd.
4.20%, 3/23/25 (a)	300	290
Berkshire Hathaway Energy Co.,
2.85%, 5/15/51	350	231
4.60%, 5/1/53 (a)	150	131
Cleveland Electric Illuminating Co.
4.55%, 11/15/30 (a)	250	235
Consumers Energy Co.
2.50%, 5/1/60	325	183
Dominion Energy, Inc.
5.38%, 11/15/32	400	398
DTE Electric Co.
3.95%, 3/1/49	450	371
Duke Energy Corp.
5.00%, 8/15/52	525	469
Duke Energy Indiana LLC
2.75%, 4/1/50	580	367

Morgan Stanley Institutional Fund Trust

Corporate Bond Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2022 (unaudited)(cont’d)

Edison International
6.95%, 11/15/29	825	863
EDP Finance BV
6.30%, 10/11/27 (a)	700	721
Enel Finance International NV
5.00%, 6/15/32 (a)	600	542
Entergy Texas, Inc.
3.55%, 9/30/49	200	144
Fells Point Funding Trust
3.05%, 1/31/27 (a)	1,275	1,162
Interstate Power and Light Co.,
2.30%, 6/1/30	300	246
3.50%, 9/30/49	175	126
Jersey Central Power & Light Co.
2.75%, 3/1/32 (a)	375	304
New England Power Co.
5.94%, 11/25/52 (a)	300	310
NextEra Energy Capital Holdings, Inc.
3.00%, 1/15/52	475	312
Niagara Mohawk Power Corp.
2.76%, 1/10/32 (a)	800	651
Northern States Power Co.
2.90%, 3/1/50	350	241
Pacific Gas and Electric Co.
3.30%, 8/1/40	375	255
PECO Energy Co.
3.05%, 3/15/51	425	293
Piedmont Natural Gas Co., Inc.
2.50%, 3/15/31	475	389
Public Service Co. of Colorado,
Series 34
3.20%, 3/1/50	275	196
4.50%, 6/1/52	275	248
Public Service Enterprise Group, Inc.
2.45%, 11/15/31	525	421
Southern California Edison Co.
4.00%, 4/1/47	250	197
Southern Co.
4.40%, 7/1/46	525	440
Union Electric Co.
3.90%, 4/1/52	250	203
Virginia Electric and Power Co.,
2.45%, 12/15/50	275	164
2.95%, 11/15/51	375	248
Series C
4.63%, 5/15/52	225	198
Vistra Operations Co. LLC
4.88%, 5/13/24 (a)	900	883
		12,432
Total Fixed Income Securities (Cost $136,510)		121,969

	Shares
Short-Term Investments (3.5%)
Investment Company (0.9%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (f) (Cost $1,192)	1,191,553	1,192

Securities held as Collateral on Loaned Securities (1.1%)
Investment Company (1.1%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (f) (Cost $1,369)	1,368,525	1,369

	Face
	Amount
	(000)
U.S. Treasury Security (1.5%)
U.S. Treasury Bill
3.84%, 3/16/23 (g)(h) (Cost $1,851)	$1,865	1,850
Total Short-Term Investments (Cost $4,412)		4,411
Total Investments (100.6%) (Cost $140,922) Including $1,480 of Securities Loaned (i)(j)(k)		126,380
Liabilities in Excess of Other Assets (-0.6%)		(730)
Net Assets (100.0%)		$125,650

Morgan Stanley Institutional Fund Trust

Corporate Bond Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2022 (unaudited)(cont’d)

(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Floating or variable rate securities: The rates disclosed are as of December 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(c)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at December 31, 2022, were approximately $1,480,000 and $1,512,000, respectively. The received cash collateral of approximately $1,369,000, was subsequently invested in Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class as reported in the Portfolio of Investments. The remaining collateral of approximately $143,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(d)	Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of December 31, 2022.
(e)	Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of December 31, 2022. Maturity date disclosed is the ultimate maturity date.
(f)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended December 31, 2022, advisory fees paid were reduced by approximately $1,000 relating to the Fund's investment in the Liquidity Funds.
(g)	Rate shown is the yield to maturity at December 31, 2022.
(h)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(i)	Securities are available for collateral in connection with, purchase of open foreign currency forward exchange contracts and open futures contracts.
(j)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended December 31, 2022, the Fund did not engage in any cross-trade transactions.
(k)	At December 31, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $802,000 and the aggregate gross unrealized depreciation is approximately $15,269,000, resulting in net unrealized depreciation of approximately $14,467,000.
MTN	Medium Term Note.
SOFR	Secured Overnight Financing Rate.
SONIA	Sterling Overnight Index Average.

Morgan Stanley Institutional Fund Trust

Corporate Bond Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2022 (unaudited)(cont’d)

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at December 31, 2022:

	Contracts		In			Unrealized
	to		Exchange			Appreciation
	Deliver		For		Delivery	(Depreciation)
Counterparty	(000)		(000)		Date	(000)
HSBC Bank PLC	EUR	531		$527	2/9/23	$(42)
JPMorgan Chase Bank NA	EUR	2		$2	2/9/23	(—@ )
UBS AG		$9	EUR	9	2/9/23	—@
UBS AG		$6	GBP	5	2/9/23	(—@ )
UBS AG	GBP	585		$663	2/9/23	(45)
						$(87)

Futures Contracts:

The Fund had the following futures contracts open at December 31, 2022:

						Unrealized
	Number			Notional		Appreciation
	of	Expiration		Amount	Value	(Depreciation)
	Contracts	Date		(000)	(000)	(000)
Long:
U.S. Treasury 2 yr. Note	75	Mar-23		$15,000	$15,381	$13
U.S. Treasury Long Bond	85	Mar-23		8,500	10,654	(108)
U.S. Treasury Ultra Bond	38	Mar-23		3,800	5,104	(55)

Short:
German Euro-BOBL Index	1	Mar-23	EUR	(100)	(120)	5
German Euro-Bund Index	1	Mar-23		(100)	(142)	10
U.S. Treasury 10 yr. Note	73	Mar-23		$(7,300)	(8,198)	30
U.S. Treasury 10 yr. Ultra Note	166	Mar-23		(16,600)	(19,635)	266
U.S. Treasury 5 yr. Note	13	Mar-23		(1,300)	(1,403)	1
						$162

@	Value is less than $500.
EUR	Euro.
GBP	British Pound.

Portfolio Composition*

	Percentage of
Classification	Total Investments
Industrials	49.9%
Finance	35.3
Utilities	9.9
Others**	4.9
Total Investments	100.0	%***

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of December 31, 2022.
**	Industries and/or investment types representing less than 5% of total investments.
***	Does not include open long/short futures contracts with a value of approximately $60,637,000 and net unrealized appreciation of approximately $162,000. Does not include open foreign currency forward exchange contracts with net unrealized depreciation of approximately $87,000.

Morgan Stanley Institutional Fund Trust

Discovery Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2022 (unaudited)

	Shares	Value (000)
Common Stocks (95.4%)
Biotechnology (1.0%)
Intellia Therapeutics, Inc. (a)	119,608	$4,173
ProKidney Corp. (a)(b)	788,497	5,409
		9,582
Chemicals (0.4%)
Ginkgo Bioworks Holdings, Inc. (a)(b)	2,214,653	3,743

Commercial Services & Supplies (0.2%)
Aurora Innovation, Inc. (a)(b)	1,465,343	1,773

Consumer Finance (0.5%)
Upstart Holdings, Inc. (a)(b)	373,465	4,937

Entertainment (4.5%)
ROBLOX Corp., Class A (a)	1,455,645	41,428

Health Care Providers & Services (7.1%)
Agilon Health, Inc. (a)	3,655,191	58,995
Guardant Health, Inc. (a)	228,675	6,220
		65,215
Health Care Technology (5.6%)
Doximity, Inc., Class A (a)	1,546,285	51,893

Information Technology Services (23.1%)
Adyen NV (Netherlands) (a)	40,719	56,529
Affirm Holdings, Inc. (a)	2,035,482	19,683
Cloudflare, Inc., Class A (a)	1,299,441	58,748
Shopify, Inc., Class A (Canada) (a)	474,000	16,453
Snowflake, Inc., Class A (a)	432,439	62,072
		213,485
Interactive Media & Services (4.5%)
ZoomInfo Technologies, Inc., Class A (a)	1,380,442	41,565

Internet & Direct Marketing Retail (14.5%)
Chewy, Inc., Class A (a)	1,115,102	41,348
Coupang, Inc. (a)	1,500,013	22,065
DoorDash, Inc., Class A (a)	849,350	41,465
Global-e Online Ltd. (Israel) (a)	990,620	20,446
Wayfair, Inc., Class A (a)(b)	277,276	9,120
		134,444
Leisure Products (1.6%)
Peloton Interactive, Inc., Class A (a)(b)	1,868,575	14,836

Life Sciences Tools & Services (3.2%)
10X Genomics, Inc., Class A (a)	441,700	16,096
Illumina, Inc. (a)	65,674	13,279
		29,375
Media (6.1%)
Trade Desk, Inc., Class A (a)	1,253,264	56,184

Morgan Stanley Institutional Fund Trust

Discovery Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2022 (unaudited)(cont’d)

Pharmaceuticals (7.1%)
Royalty Pharma PLC, Class A (United Kingdom)	1,673,034	66,118

Road & Rail (2.1%)
Grab Holdings Ltd., Class A (Singapore) (a)	5,925,433	19,080

Software (13.6%)
Bill.Com Holdings, Inc. (a)	451,227	49,166
Datadog, Inc., Class A (a)	615,615	45,248
Gitlab, Inc., Class A (a)(b)	358,980	16,312
MicroStrategy, Inc., Class A (a)(b)	24,176	3,422
Samsara, Inc., Class A (a)	938,514	11,666
		125,814
Specialty Retail (0.3%)
Carvana Co. (a)(b)	622,742	2,952
Total Common Stocks (Cost $1,599,760)		882,424

Preferred Stock (2.6%)
Software (2.6%)
Databricks, Inc.(a)(c)(d) (acquisition cost — $31,810 ; acquired 8/31/21) (Cost $31,810)	432,882	23,813

Investment Company (0.6%)
Grayscale Bitcoin Trust (a) (Cost $29,298)	692,207	5,738

No. of Warrants
Warrant (0.0%) (e)
Chemicals (0.0%) (e)
Ginkgo Bioworks Holdings, Inc. expires 12/31/27 (a) (Cost $656)	196,782	39

Shares
Short-Term Investments (3.8%)
Securities held as Collateral on Loaned Securities (2.6%)
Investment Company (2.2%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (f)	20,195,785	20,196

	Face Amount (000)
Repurchase Agreements (0.4%)
HSBC Securities USA, Inc., (4.27%, dated 12/30/22, due 1/3/23; proceeds $1,873; fully collateralized by a U.S. Government obligation; 4.38% due 5/15/41; valued at $1,911)	$1,873	1,873
Merrill Lynch & Co., Inc., (4.25%, dated 12/30/22, due 1/3/23; proceeds $1,874; fully collateralized by a U.S. Government obligation; 1.50% due 2/15/25; valued at $1,911)	1,874	1,874
		3,747
Total Securities held as Collateral on Loaned Securities (Cost $23,943)		23,943

	Shares
Investment Company (1.2%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (f) (Cost $11,404)	11,403,678	11,404
Total Short-Term Investments (Cost $35,347)		35,347
Total Investments Excluding Purchased Options (102.4%) (Cost $1,696,871)		947,361
Total Purchased Options Outstanding (0.2%) (Cost $2,783)		1,774
Total Investments (102.6%) (Cost $1,699,654) Including $25,511 of Securities Loaned (g)(h)(i)(j)		949,135
Liabilities in Excess of Other Assets (-2.6%)		(23,670)
Net Assets (100.0%)		$925,465

Morgan Stanley Institutional Fund Trust

Discovery Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2022 (unaudited)(cont’d)

(a)	Non-income producing security.
(b)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at December 31, 2022, were approximately $25,511,000 and $26,406,000, respectively. The Fund received cash collateral of approximately $23,943,000 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Consolidated Portfolio of Investments. The remaining collateral of approximately $2,463,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Consolidated Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(c)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at December 31, 2022 amounts to approximately $23,813,000 and represents 2.6% of net assets.
(d)	At December 31, 2022, the Fund held a fair valued security at approximately $23,813,000, representing 2.6% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Trust's (as defined herein) Trustees.
(e)	Amount is less than 0.05%.
(f)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended December 31, 2022, advisory fees paid were reduced by approximately $19,000 relating to the Fund's investment in the Liquidity Funds.
(g)	The approximate fair value and percentage of net assets, $56,529,000 and 6.1%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Consolidated Portfolio of Investments.
(h)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended December 31, 2022, the Fund did not engage in any cross-trade transactions.
(i)	Securities are available for collateral in connection with purchased options.
(j)	At December 31, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $10,369,000 and the aggregate gross unrealized depreciation is approximately $760,888,000, resulting in net unrealized depreciation of approximately $750,519,000.

Call Options Purchased:

The Fund had the following call options purchased open at December 31, 2022:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
Goldman Sachs International	USD/CNH	CNH	7.87	Oct-23	2,378,602	2,379	$6	$11	$(5)
JP Morgan Chase Bank NA	USD/CNH	CNH	7.53	Jul-23	279,968,319	279,968	807	1,390	(583)
Standard Chartered Bank	USD/CNH	CNH	7.57	Aug-23	309,556,026	309,556	961	1,382	(421)
							$1,774	$2,783	$(1,009)

CNH    — Chinese Yuan Renminbi Offshore

USD     — United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Information Technology Services	23.1%
Others**	20.3
Software	16.2
Internet & Direct Marketing Retail	14.5
Pharmaceuticals	7.2
Health Care Providers & Services	7.0
Media	6.1
Health Care Technology	5.6
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of December 31, 2022.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund Trust

Dynamic Value Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2022 (unaudited)

	Shares	Value (000)
Common Stocks (94.4%)
Automobiles (0.8%)
Ford Motor Co.	40,918	$476
General Motors Co.	14,220	478
		954
Banks (3.6%)
Citizens Financial Group, Inc.	21,821	859
KeyCorp	49,944	870
PacWest Bancorp	35,789	821
Popular, Inc.	13,120	870
Signature Bank	7,269	838
		4,258
Beverages (0.6%)
Molson Coors Beverage Co., Class B	13,683	705

Building Products (1.7%)
Builders FirstSource, Inc. (a)	7,571	491
Fortune Brands Innovations, Inc.	8,128	464
Hayward Holdings, Inc. (a)	53,572	504
Masterbrand, Inc.	8,128	61
Owens Corning	5,407	461
		1,981
Capital Markets (2.6%)
Carlyle Group, Inc.	26,108	779
Invesco Ltd.	41,687	750
State Street Corp.	10,147	787
Virtu Financial, Inc., Class A	35,029	715
		3,031
Chemicals (2.7%)
Chemours Co.	14,861	455
Dow, Inc.	9,057	456
Huntsman Corp.	16,288	448
LyondellBasell Industries NV, Class A	5,595	465
Mosaic Co.	9,763	428
Olin Corp.	8,210	435
Westlake Chemical Corp.	4,303	441
		3,128
Commercial Banks (0.7%)
Western Alliance Bancorp	14,316	853

Commercial Services & Supplies (0.3%)
Clean Harbors, Inc. (a)	2,596	296

Construction & Engineering (0.4%)
MDU Resources Group, Inc.	16,124	489

Consumer Finance (3.7%)
Ally Financial, Inc.	30,441	744
Capital One Financial Corp.	8,170	760
Discover Financial Services	7,391	723
OneMain Holdings, Inc.	20,469	682

Morgan Stanley Institutional Fund Trust

Dynamic Value Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2022 (unaudited)(cont’d)

SLM Corp.	45,794	760
Synchrony Financial	21,941	721
		4,390
Containers & Packaging (1.1%)
Berry Global Group, Inc.	7,500	453
International Paper Co.	12,627	437
WestRock Co.	12,724	448
		1,338
Diversified Consumer Services (0.6%)
ADT, Inc.	39,155	355
H&R Block, Inc.	9,043	330
		685
Diversified Telecommunication Services (1.5%)
Lumen Technologies, Inc.	333,122	1,739

Electric Utilities (3.1%)
Edison International	10,959	697
Evergy, Inc.	12,327	775
Hawaiian Electric Industries, Inc.	17,772	744
NRG Energy, Inc.	21,488	684
PG&E Corp. (a)	46,607	758
		3,658
Electrical Equipment (0.9%)
Generac Holdings, Inc. (a)	5,333	537
Regal Rexnord Corp.	4,079	489
		1,026
Electronic Equipment, Instruments & Components (1.8%)
Arrow Electronics, Inc. (a)	4,181	437
Avnet, Inc.	10,282	428
Jabil, Inc.	6,267	427
TD SYNNEX Corp.	4,559	432
Vontier Corp.	23,305	450
		2,174
Equity Real Estate Investment Trusts (REITs) (5.8%)
Annaly Capital Management, Inc. REIT	36,283	765
Apartment Income Corp. REIT	11,732	403
Boston Properties, Inc. REIT	6,477	438
Cousins Properties, Inc. REIT	17,218	435
Douglas Emmett, Inc. REIT	27,503	431
EPR Properties REIT	10,235	386
Highwoods Properties, Inc. REIT	15,307	428
Kilroy Realty Corp. REIT	11,009	426
Kimco Realty Corp. REIT	19,070	404
Medical Properties Trust, Inc. REIT	35,458	395
New Residential Investment Corp. REIT	85,551	699
Omega Healthcare Investors, Inc. REIT	14,234	398
SL Green Realty Corp. REIT	12,162	410
VICI Properties, Inc. REIT	12,558	407
Weyerhaeuser Co. REIT	13,389	415
		6,840

Morgan Stanley Institutional Fund Trust

Dynamic Value Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2022 (unaudited)(cont’d)

Food & Staples Retailing (1.1%)
Walgreens Boots Alliance, Inc.	35,374	1,321

Food Products (3.1%)
Bunge Ltd.	7,653	763
Darling Ingredients, Inc. (a)	11,690	732
Pilgrim's Pride Corp. (a)	29,143	692
Seaboard Corp.	186	702
Tyson Foods, Inc., Class A	11,414	710
		3,599
Gas Utilities (1.2%)
National Fuel Gas Co.	11,546	731
UGI Corp.	18,763	695
		1,426
Health Care Equipment & Supplies (2.1%)
Maravai LifeSciences Holdings, Inc. (a)	72,072	1,031
QuidelOrtho Corp. (a)	6,045	518
Sotera Health Co. (a)	110,634	922
		2,471
Health Care Providers & Services (5.3%)
Centene Corp. (a)	6,452	529
Cigna Corp.	1,694	561
CVS Health Corp.	5,516	514
DaVita, Inc. (a)	7,548	564
ENHABIT, Inc. (a)	39,012	513
Henry Schein, Inc. (a)	6,930	553
Laboratory Corp. of America Holdings	2,393	564
Premier, Inc., Class A	16,918	592
Quest Diagnostics, Inc.	3,775	591
Tenet Healthcare Corp. (a)	12,544	612
Universal Health Services, Inc., Class B	4,407	621
		6,214
Health Care Technology (0.5%)
Envista Holdings Corp. (a)	17,158	578

Hotels, Restaurants & Leisure (1.9%)
Aramark	9,277	384
Boyd Gaming Corp.	6,502	355
Marriott Vacations Worldwide Corp.	2,730	367
Penn National Gaming, Inc. (a)	11,335	337
Six Flags Entertainment Corp. (a)	17,827	414
Travel & Leisure Co.	10,332	376
		2,233
Household Durables (1.4%)
Lennar Corp., Class A	3,080	279
Lennar Corp., Class B	3,727	279
Mohawk Industries, Inc. (a)	2,833	289
Newell Brands, Inc.	21,233	278
Pulte Group, Inc.	6,128	279
Toll Brothers, Inc.	5,547	277
		1,681

Morgan Stanley Institutional Fund Trust

Dynamic Value Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2022 (unaudited)(cont’d)

Independent Power Producers & Energy Traders (0.6%)
Vistra Corp.	30,463	707

Information Technology Services (4.3%)
Akamai Technologies, Inc. (a)	3,462	292
Amdocs Ltd.	3,512	319
Cognizant Technology Solutions Corp., Class A	5,231	299
Concentrix Corp.	2,663	355
DXC Technology Co. (a)	11,589	307
Euronet Worldwide, Inc. (a)	3,472	328
Fidelity National Information Services, Inc.	4,531	308
Fiserv, Inc. (a)	3,090	312
FleetCor Technologies, Inc. (a)	1,689	310
Genpact Ltd.	6,981	323
Global Payments, Inc.	3,187	317
International Business Machines Corp.	2,111	298
Kyndryl Holdings, Inc. (a)	28,539	317
SS&C Technologies Holdings, Inc.	6,163	321
Western Union Co.	22,453	309
WEX, Inc. (a)	1,945	318
		5,033
Insurance (3.6%)
American International Group, Inc.	8,476	536
Axis Capital Holdings Ltd.	9,221	500
CNA Financial Corp.	12,670	536
F&G Annuities & Life, Inc. (a)	1	—@
Fidelity National Financial, Inc.	14,150	532
First American Financial Corp.	10,133	530
Old Republic International Corp.	22,015	532
Principal Financial Group, Inc.	5,800	487
Unum Group	12,732	522
		4,175
Life Sciences Tools & Services (0.8%)
Syneos Health, Inc. (a)	26,898	987

Machinery (3.3%)
AGCO Corp.	3,646	506
Allison Transmission Holdings, Inc.	11,180	465
Esab Corp.	10,563	496
Gates Industrial Corp. PLC (a)	45,076	514
PACCAR, Inc.	4,711	466
Pentair PLC	10,937	492
Stanley Black & Decker, Inc.	6,268	471
Timken Co.	7,031	497
		3,907
Media (4.8%)
Altice USA, Inc., Class A (a)	163,702	753
Comcast Corp., Class A	18,058	631
DISH Network Corp., Class A (a)	42,857	602
Fox Corp., Class A	20,477	622
Fox Corp., Class B	21,743	618
Liberty Media Corp-Liberty SiriusXM, Class A (a)	14,957	588
Liberty Media Corp-Liberty SiriusXM, Class C (a)	14,995	587
Nexstar Media Group, Inc., Class A	3,445	603

Morgan Stanley Institutional Fund Trust

Dynamic Value Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2022 (unaudited)(cont’d)

Paramount Global, Class B	34,515	583
		5,587
Metals & Mining (0.8%)
Cleveland-Cliffs, Inc. (a)	28,697	462
Reliance Steel & Aluminum Co.	2,208	447
		909
Multi-Line Retail (0.6%)
Macy's, Inc.	16,964	350
Nordstrom, Inc.	21,708	351
		701
Oil, Gas & Consumable Fuels (6.4%)
Chesapeake Energy Corp.	11,393	1,075
EQT Corp.	29,302	991
HF Sinclair Corp.	20,964	1,088
Ovintiv, Inc.	21,442	1,087
PDC Energy, Inc.	16,138	1,025
Phillips 66	10,484	1,091
Valero Energy Corp.	9,002	1,142
		7,499
Personal Products (1.3%)
Coty, Inc., Class A (a)	93,297	798
Olaplex Holdings, Inc. (a)	133,358	695
		1,493
Pharmaceuticals (6.3%)
Bristol-Myers Squibb Co.	11,492	827
Catalent, Inc. (a)	19,484	877
Elanco Animal Health, Inc. (a)	73,144	894
Jazz Pharmaceuticals PLC (a)	6,097	971
Organon & Co.	35,490	991
Perrigo Co. PLC	28,959	987
Pfizer, Inc.	18,210	933
Viatris, Inc.	84,127	937
		7,417
Professional Services (1.0%)
Dun & Bradstreet Holdings, Inc.	22,621	277
ManpowerGroup, Inc.	3,551	296
Robert Half International, Inc.	4,130	305
Science Applications International Corp.	2,725	302
		1,180
Real Estate Management & Development (0.4%)
Jones Lang LaSalle, Inc. (a)	2,636	420

Road & Rail (1.8%)
Avis Budget Group, Inc. (a)	1,957	321
Hertz Global Holdings, Inc. (a)	22,911	353
Knight-Swift Transportation Holdings, Inc.	6,735	353
Schneider National, Inc., Class B	15,121	354
U-Haul Holding Co.	5,881	354

Morgan Stanley Institutional Fund Trust

Dynamic Value Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2022 (unaudited)(cont’d)

XPO Logistics, Inc. (a)	10,501	349
		2,084
Semiconductors & Semiconductor Equipment (2.4%)
Cirrus Logic, Inc. (a)	6,467	481
Intel Corp.	16,637	440
Micron Technology, Inc.	8,780	439
MKS Instruments, Inc.	5,839	495
Qorvo, Inc. (a)	4,940	448
Skyworks Solutions, Inc.	5,127	467
		2,770
Software (1.3%)
AppLovin Corp., Class A (a)	28,831	303
Dropbox, Inc., Class A (a)	14,103	316
Gen Digital, Inc.	13,669	293
NCR Corp. (a)	13,602	318
Zoom Video Communications, Inc., Class A (a)	4,399	298
		1,528
Specialty Retail (1.8%)
AutoNation, Inc. (a)	3,236	347
Dick's Sporting Goods, Inc.	3,335	401
Lithia Motors, Inc., Class A	1,709	350
Penske Automotive Group, Inc.	3,083	354
Victoria's Secret & Co. (a)	8,748	313
Williams-Sonoma, Inc.	3,496	402
		2,167
Tech Hardware, Storage & Peripherals (0.7%)
Dell Technologies, Inc., Class C	10,410	419
Hewlett Packard Enterprise Co.	27,503	439
		858
Textiles, Apparel & Luxury Goods (0.2%)
PVH Corp.	3,777	267

Thrifts & Mortgage Finance (1.5%)
MGIC Investment Corp.	66,393	863
New York Community Bancorp, Inc.	99,778	858
		1,721
Trading Companies & Distributors (2.0%)
Air Lease Corp.	12,808	492
Core & Main, Inc., Class A (a)	23,424	452
United Rentals, Inc. (a)	1,384	492
Univar Solutions, Inc. (a)	14,747	469
WESCO International, Inc. (a)	3,990	500
		2,405
Total Common Stocks (Cost $117,967)		110,883

Short-Term Investment (4.9%)
Investment Company (4.9%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (b) (Cost $5,754)	5,754,004	5,754
Total Investments (99.3%) (Cost $123,721) (c)(d)(e)		116,637
Other Assets in Excess of Liabilities (0.7%)		868
Net Assets (100.0%)		$117,505

Morgan Stanley Institutional Fund Trust

Dynamic Value Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2022 (unaudited)(cont’d)

(a)	Non-income producing security.
(b)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the fund due to its investment in the Liquidity Funds. For the three months ended December 31, 2022, advisory fees paid were approximately $4,000 relating to the fund's investment in the Liquidity Funds.
(c)	Securities are available for collateral in connection with purchase of swap agreements.
(d)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended December 31, 2022, the Fund did not engage in any cross-trade transactions.
(e)	At December 31, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $3,963,000 and the aggregate gross unrealized depreciation is approximately $10,834,000, resulting in net unrealized depreciation of approximately $6,871,000.
@	Value is less than $500.
REIT	Real Estate Investment Trust.

Total Return Swap Agreements:

The Fund had the following total return swap agreements open at December 31, 2022:

Swap Counterparty	Index	Pay/Receive Total Return of Referenced Index	Floating Rate	Payment Frequency	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase Bank NA	JP Morgan Russell 1000 Anti-Value Index††	Pay	SOFR + 0.15%	Quarterly	12/11/23	$35,377	817	$—	$817
JPMorgan Chase Bank NA	JP Morgan Russell 1000 Value Index††	Receive	SOFR + 0.15%	Quarterly	12/11/23	41,318	(604)	—	(604)
							$213	$—	$213

†† See tables below for details of the equity basket holdings underlying the swap.

Morgan Stanley Institutional Fund Trust

Dynamic Value Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2022 (unaudited)(cont’d)

The following table represents the equity basket holdings underlying the total return swap with JPM Russell 1000 Anti-Value Index as of December 31, 2022:

Security Description	Shares	Value (000)	Index Weight
JPM Russell 1000 Anti-Value Index
10X Genomics, Inc.	1,068	$39	0.54%
Alnylam Pharmaceuticals, Inc.	160	38	0.52
Alteryx, Inc.	854	43	0.60
Ameren Corp.	425	38	0.52
Aptargroup, Inc.	345	38	0.52
Atlassian Corp.	294	38	0.52
Boeing Co.	208	40	0.54
Cloudflare, Inc.	829	37	0.52
Cms Energy Corp.	602	38	0.52
Confluent, Inc.	1,749	39	0.53
Coupa Software, Inc.	602	48	0.66
Datadog, Inc.	537	39	0.54
Deckers Outdoor Corp.	98	39	0.54
Estee Lauder Cos, Inc.	158	39	0.54
First Republic Bank	313	38	0.53
Five9, Inc.	572	39	0.53
Grocery Outlet Holding Corp.	1,281	37	0.51
Hess Corp.	273	39	0.53
Hubspot, Inc.	133	39	0.53
Jpmorgan Chase & Co.	280	37	0.52
Lyft, Inc.	3,571	39	0.54
Madison Square Garden Sports Corp.	231	42	0.58
Markel Corp.	28	37	0.51
Mongodb, Inc.	208	41	0.56
Msa Safety, Inc.	274	39	0.54
Natera, Inc.	959	39	0.53
Nike, Inc.	339	40	0.55
Norfolk Southern Corp.	152	38	0.52
Nov, Inc.	1,804	38	0.52
O'Reilly Automotive, Inc.	45	38	0.52
Pinterest, Inc.	1,618	39	0.54
Planet Fitness, Inc.	482	38	0.52
Pnc Financial Services Group, Inc.	237	38	0.52
Public Service Enterprise Group, Inc.	613	38	0.52
Ryan Specialty Holdings, Inc.	904	38	0.52
Sarepta Therapeutics, Inc.	307	40	0.55
Schlumberger Ltd.	738	39	0.54
Seagen, Inc.	309	40	0.55
Smartsheet, Inc.	1,025	40	0.55
Snowflake, Inc.	268	38	0.53
Spirit Aerosystems Holdings, Inc.	1,392	41	0.57
Spotify Technology SA	487	38	0.53
Tandem Diabetes Care, Inc.	872	39	0.54
Tfs Financial Corp.	2,681	39	0.53
Toro Co.	333	38	0.52
Transdigm Group, Inc.	60	38	0.52
Ultragenyx Pharmaceutical, Inc.	930	43	0.59
Under Armour, Inc.	3,907	40	0.55
White Mountains Insurance Group Ltd.	28	40	0.55
Zoominfo Technologies, Inc.	1,299	39	0.54

Morgan Stanley Institutional Fund Trust

Dynamic Value Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2022 (unaudited)(cont’d)

The following table represents the equity basket holdings underlying the total return swap with JPM Russell 1000 Value Index as of December 31, 2022:

Security Description	Shares	Value (000)	Index Weight
JPM Russell 1000 Value Index
Ally Financial, Inc.	3,044	$74	0.76%
Annaly Capital Management, Inc.	3,588	76	0.77
Bristol-Myers Squibb Co.	1,197	86	0.88
Bunge Ltd.	749	75	0.76
Capital One Financial Corp.	817	76	0.78
Carlyle Group, Inc.	2,617	78	0.80
Catalent, Inc.	2,032	91	0.93
Chesapeake Energy Corp.	1,215	115	1.17
Citizens Financial Group, Inc.	2,236	88	0.90
Coty, Inc.	9,117	78	0.80
Darling Ingredients, Inc.	1,138	71	0.73
Discover Financial Services	735	72	0.73
Elanco Animal Health, Inc.	7,590	93	0.95
EQT Corp.	3,172	107	1.10
Evergy, Inc.	1,186	75	0.76
Hawaiian Electric Industries, Inc.	1,732	72	0.74
Hf Sinclair Corp.	2,276	118	1.21
Invesco Ltd.	4,150	75	0.76
Jazz Pharmaceuticals PLC	634	101	1.03
Keycorp	5,112	89	0.91
Lumen Technologies, Inc.	38,211	199	2.04
Maravai Lifesciences Holdings, Inc.	7,512	108	1.10
Mgic Investment Corp.	6,818	89	0.91
Molson Coors Beverage Co.	1,349	70	0.71
National Fuel Gas Co.	1,123	71	0.73
New York Community Bancorp, Inc.	10,259	88	0.90
Organon & Co.	3,674	103	1.05
Ovintiv, Inc.	2,328	118	1.21
Pacwest Bancorp	3,667	84	0.86
Pdc Energy, Inc.	1,751	111	1.14
Perrigo Co PLC	3,024	103	1.05
Pfizer, Inc.	1,902	97	1.00
PG&E Corp.	4,515	73	0.75
Phillips 66	1,130	118	1.20
Popular, Inc.	1,351	90	0.92
Rithm Capital Corp.	8,496	69	0.71
Seaboard Corp.	19	70	0.71
Signature Bank	757	87	0.89
Slm Corp.	4,575	76	0.78
Sotera Health Co.	11,504	96	0.98
State Street Corp.	947	73	0.75
Synchrony Financial	2,201	72	0.74
Syneos Health, Inc.	2,822	104	1.06
Tyson Foods, Inc.	1,120	70	0.71
Valero Energy Corp.	969	123	1.26
Viatris, Inc.	8,764	98	1.00
Virtu Financial, Inc.	3,505	72	0.73
Vistra Corp.	2,979	69	0.71
Walgreens Boots Alliance, Inc.	4,015	150	1.53
Western Alliance Bancorp	1,471	88	0.89

SOFR Secured Overnight Financing Rate.

Portfolio Composition

Classification	Percentage of Total Investments
Others*	76.0%
Oil, Gas & Consumable Fuels	6.4
Pharmaceuticals	6.4
Equity Real Estate Investment Trusts (REITs)	5.9
Health Care Providers & Services	5.3
Total Investments	100.0	%**

*	Industries and/or investment types representing less than 5% of total investments.
**	Does not include open swap agreements with net unrealized appreciation of approximately $213,000.

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2022 (unaudited)

	Face Amount (000)		Value (000)
Fixed Income Securities (52.9%)
Agency Fixed Rate Mortgages (4.0%)
United States (4.0%)
Federal Home Loan Mortgage Corporation,
Conventional Pools:
2.50%, 4/1/52		$2,520	$2,075
4.50%, 1/1/49		59	58
Gold Pools:
3.50%, 1/1/44 – 6/1/45		493	462
4.50%, 1/1/49		16	15
6.50%, 5/1/32 – 7/1/32		22	24
7.50%, 5/1/35		2	2
Federal National Mortgage Association,
Conventional Pools:
3.00%, 7/1/49		224	200
3.50%, 3/1/47 – 1/1/51		1,073	991
4.00%, 4/1/45 – 9/1/45		518	499
4.50%, 3/1/41 – 11/1/44		85	84
5.00%, 1/1/41 – 3/1/41		214	217
6.00%, 1/1/38		2	2
6.50%, 12/1/29		5	5
7.50%, 8/1/37		3	3
January TBA:
2.00%, 1/1/53 (a)		1,900	1,551
2.50%, 1/1/53 (a)		3,000	2,544
3.00%, 1/1/53 (a)		5,150	4,525
4.00%, 1/1/53 (a)		300	282
5.00%, 1/1/53 (a)		1,750	1,726
6.00%, 1/1/53 (a)		2,200	2,234
Government National Mortgage Association,
Various Pools:
4.00%, 8/20/41 – 11/20/42		131	126
4.50%, 6/20/49		31	30
5.00%, 2/20/49 – 6/20/49		60	59
5.50%, 8/15/39		15	16
			17,730
Asset-Backed Securities (0.3%)
United States (0.3%)
Harbor Group International LLC,
1 Month USD LIBOR + 1.00%, 5.33%, 9/17/36 (b)(c)		500	476
Renaissance Home Equity Loan Trust,
1 Month USD LIBOR + 0.76%, 5.15%, 12/25/32 (c)		187	171
SASCO Mortgage Loan Trust,
1 Month USD LIBOR + 2.18%, 4.43%, 5/25/34 (c)		128	126
SLM Student Loan Trust,
3 Month EURIBOR + 0.55%, 2.09%, 7/25/39 (c)	EUR	335	344
			1,117
Commercial Mortgage-Backed Securities (0.5%)
United Kingdom (0.1%)
Taurus 2018-2 UK DAC,
4.50%, 5/22/28 (c)	GBP	147	176

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2022 (unaudited)(cont’d)

United States (0.4%)
Ashford Hospitality Trust,
1 Month USD LIBOR + 1.85%, 6.17%, 6/15/35 (b)(c)		$250	239
Commercial Mortgage Trust,
4.75%, 7/15/47 (b)(c)		152	138
Life Mortgage Trust,
1 Month Term SOFR + 1.30%, 5.63%, 5/15/39 (b)(c)		500	489
Taubman Centers Commercial Mortgage Trust,
1 Month Term SOFR + 2.19%, 6.52%, 5/15/37 (b)(c)		500	487
WFRBS Commercial Mortgage Trust,
4.00%, 10/15/57 (b)(c)		200	175
4.98%, 9/15/46 (b)(c)		375	338
			1,866
			2,042
Corporate Bonds (10.2%)
Australia (0.5%)
Australia & New Zealand Banking Group Ltd.,
2.57%, 11/25/35 (b)		600	442
Commonwealth Bank of Australia,
1.94%, 10/3/29	EUR	400	404
Macquarie Group Ltd.,
4.15%, 3/27/24 (b)		$225	224
NBN Co. Ltd.,
2.63%, 5/5/31 (b)		575	457
Transurban Finance Co. Pty Ltd.,
2.00%, 8/28/25	EUR	350	361
Westpac Banking Corp.,
2.67%, 11/15/35		$650	484
			2,372
Canada (0.6%)
Enbridge, Inc.,
2.50%, 1/15/25		600	568
Province of Ontario Canada,
2.30%, 6/15/26		970	901
Province of Quebec Canada,
0.00%, 10/29/30	EUR	1,080	893
Rogers Communications, Inc.,
3.80%, 3/15/32 (b)		$525	455
			2,817
China (0.1%)
Alibaba Group Holding Ltd.,
2.13%, 2/9/31		400	319

Colombia (0.2%)
Ecopetrol SA,
5.88%, 9/18/23		1,000	996

France (0.6%)
AXA SA,
3.25%, 5/28/49	EUR	500	476
Banque Federative du Credit Mutuel SA,
0.75%, 7/17/25		400	400
BNP Paribas SA,
1.13%, 6/11/26		485	475
1.25%, 7/13/31	GBP	200	172

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2022 (unaudited)(cont’d)

BPCE SA,
5.15%, 7/21/24 (b)		$925	906
Orange SA,
5.00%, 10/1/26 (d)	EUR	250	269
TotalEnergies SE,
2.71%, 5/5/23 (d)		100	106
			2,804
Germany (0.9%)
Bayer US Finance II LLC,
3.88%, 12/15/23 (b)		$875	863
Daimler Finance North America LLC,
0.75%, 3/1/24 (b)		550	522
Deutsche Bank AG,
2.22%, 9/18/24		250	241
Series E
0.96%, 11/8/23		375	361
Deutsche Telekom International Finance BV,
4.38%, 6/21/28 (b)		625	601
Kreditanstalt fuer Wiederaufbau,
1.13%, 9/15/32	EUR	810	728
Volkswagen International Finance NV,
Series 10Y
1.88%, 3/30/27		500	483
			3,799
India (0.3%)
Indian Railway Finance Corp. Ltd.,
3.57%, 1/21/32 (b)		$200	172
ONGC Videsh Vankorneft Pte Ltd.,
3.75%, 7/27/26		1,050	982
			1,154
Ireland (0.2%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
2.45%, 10/29/26		425	372
Avolon Holdings Funding Ltd.,
2.88%, 2/15/25 (b)		325	301
			673
Italy (0.1%)
Assicurazioni Generali SpA,
5.50%, 10/27/47	EUR	400	433

Japan (0.2%)
NTT Finance Corp.,
1.59%, 4/3/28 (b)		$800	672

Korea, Republic of (0.4%)
Korea Electric Power Corp.,
2.50%, 6/24/24 (b)		810	779
Korea Hydro & Nuclear Power Co., Ltd.,
3.75%, 7/25/23 (b)		510	508
Korea Southern Power Co. Ltd.,
0.75%, 1/27/26 (b)		730	641
			1,928

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2022 (unaudited)(cont’d)

Luxembourg (0.1%)
Blackstone Property Partners Europe Holdings Sarl,
1.25%, 4/26/27	EUR	400	335
Logicor Financing Sarl,
1.50%, 7/13/26		300	272
			607
Mexico (0.1%)
Fomento Economico Mexicano SAB de CV,
0.50%, 5/28/28		500	438

Netherlands (0.1%)
ASR Nederland NV,
5.00%, 9/30/24 (d)		425	452

Qatar (0.0%) (e)
Ooredoo International Finance Ltd.,
2.63%, 4/8/31 (b)		$200	172

Spain (0.4%)
Banco Santander SA,
3.13%, 1/19/27	EUR	400	411
5.18%, 11/19/25		$800	788
CaixaBank SA,
0.75%, 4/18/23	EUR	400	426
			1,625
Sweden (0.1%)
Akelius Residential Property Financing BV,
1.13%, 1/11/29		400	332

Switzerland (0.0%) (e)
Syngenta Finance NV,
4.44%, 4/24/23 (b)		$200	199

United Arab Emirates (0.2%)
ADCB Finance Cayman Ltd.,
4.00%, 3/29/23 (b)		200	199
Galaxy Pipeline Assets Bidco Ltd.,
2.63%, 3/31/36 (b)		650	526
			725
United Kingdom (1.0%)
BAT Capital Corp.,
3.56%, 8/15/27		675	618
HSBC Holdings PLC,
2.26%, 11/13/26	GBP	300	327
2.63%, 11/7/25		$525	493
7.39%, 11/3/28		775	816
Lloyds Banking Group PLC,
1.75%, 9/7/28	EUR	330	340
2.25%, 10/16/24	GBP	400	459
Nationwide Building Society,
3.77%, 3/8/24 (b)		$300	298
4.36%, 8/1/24 (b)		200	198
National Grid Electricity Distribution West Midlands PLC,
5.75%, 4/16/32		200	245
NGG Finance PLC,
5.63%, 6/18/73	GBP	350	401
			4,195

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2022 (unaudited)(cont’d)

United States (4.1%)
Amazon.com, Inc.,
2.70%, 6/3/60		$250	152
American Express Co.,
2.55%, 3/4/27		300	273
American Tower Corp.,
1.60%, 4/15/26		175	156
Aon Corp.,
2.80%, 5/15/30		250	214
AT&T, Inc.,
1.80%, 9/5/26	EUR	400	399
2.90%, 12/4/26	GBP	350	391
Bank of America Corp.,
2.69%, 4/22/32		$325	261
3.71%, 4/24/28		600	556
3.85%, 3/8/37		150	125
5.02%, 7/22/33		125	119
Capital One Financial Corp.,
3.30%, 10/30/24		425	410
CDW LLC/CDW Finance Corp.,
2.67%, 12/1/26		100	89
Celanese U.S. Holdings LLC,
6.17%, 7/15/27		550	543
Charter Communications Operating LLC/Charter Communications Operating Capital,
2.80%, 4/1/31		275	215
3.50%, 3/1/42		125	80
5.13%, 7/1/49		125	95
Chubb INA Holdings, Inc.,
0.88%, 6/15/27	EUR	400	375
Cigna Corp.,
3.88%, 10/15/47		$200	156
Citigroup, Inc.,
2.52%, 11/3/32		725	566
3.06%, 1/25/33		300	243
Comcast Corp.,
1.95%, 1/15/31		675	547
CVS Health Corp.,
5.05%, 3/25/48		375	338
Deere & Co.,
3.10%, 4/15/30		450	404
Energy Transfer LP,
2.90%, 5/15/25		775	730
Enterprise Products Operating LLC,
3.95%, 1/31/60		275	200
Georgia-Pacific LLC,
2.30%, 4/30/30 (b)		950	791
Global Payments, Inc.,
4.95%, 8/15/27		475	461
Goldman Sachs Group, Inc.,
2.62%, 4/22/32		775	620
HCA, Inc.,
5.25%, 6/15/49		250	214
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
2.50%, 1/15/27 (b)		350	307
Jersey Central Power & Light Co.,
2.75%, 3/1/32 (b)		500	405

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2022 (unaudited)(cont’d)

JPMorgan Chase & Co.,
1.95%, 2/4/32		1,000	767
Level 3 Financing, Inc.,
3.40%, 3/1/27 (b)		550	466
Lowe's Cos., Inc.,
1.30%, 4/15/28		425	354
1.70%, 10/15/30		475	373
McDonald's Corp.,
MTN
3.38%, 5/26/25		350	339
Medtronic Global Holdings SCA,
1.00%, 7/2/31	EUR	250	215
Metropolitan Life Global Funding I,
2.95%, 4/9/30 (b)		$575	500
NextEra Energy Capital Holdings, Inc.,
2.75%, 11/1/29		525	455
NVIDIA Corp.,
2.85%, 4/1/30		900	787
PepsiCo, Inc.,
2.63%, 4/28/26	EUR	400	420
Prologis Euro Finance LLC,
1.88%, 1/5/29		300	283
Thermo Fisher Scientific Finance I BV,
2.00%, 10/18/51		100	68
Thermo Fisher Scientific, Inc.,
0.88%, 10/1/31		650	551
1.88%, 10/1/49		100	69
Upjohn Finance BV,
1.91%, 6/23/32		550	452
Verizon Communications, Inc.,
1.13%, 11/3/28	GBP	300	292
3.40%, 3/22/41		$375	283
Vontier Corp.,
2.40%, 4/1/28		250	201
Walt Disney Co.,
2.65%, 1/13/31		300	257
Warnermedia Holdings, Inc.,
4.28%, 3/15/32 (b)		375	310
5.05%, 3/15/42 (b)		125	96
Wells Fargo & Co.,
MTN
2.88%, 10/30/30		375	319
			18,292
			45,004
Mortgages - Other (1.2%)
Germany (0.0%) (e)
Berg Finance,
2.55%, 4/22/33 (c)	EUR	144	146

Ireland (0.1%)
Glenbeigh 2 Issuer 2021-2 DAC,
3 Month EURIBOR + 0.75%, 2.88%, 6/24/50 (b)(c)		378	394

Netherlands (0.0%) (e)
E-MAC NL 2006-II BV,
3 Month EURIBOR + 0.13%, 2.76%, 1/25/39 (c)		140	136

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2022 (unaudited)(cont’d)

United Kingdom (0.1%)
Great Hall Mortgages No. 1 PLC,
3 Month EURIBOR + 0.25%, 2.31%, 6/18/38 (c)		200	202
Landmark Mortgage Securities No. 3 PLC,
3 Month GBP LIBOR + 2.10%, 5.49%, 4/17/44 (c)	GBP	187	210
			412
United States (1.0%)
Banc of America Alternative Loan Trust,
6.36%, 10/25/36 (f)		$22	7
Bayview MSR Opportunity Master Fund Trust,
3.00%, 1/25/52 (b)(c)		663	554
ChaseFlex Trust,
6.00%, 2/25/37		20	8
Federal Home Loan Mortgage Corporation,
3.00%, 9/25/45 – 5/25/47		245	212
3.50%, 5/25/45 – 7/25/46		88	77
4.00%, 5/25/45		5	4
GS Mortgage-Backed Securities Trust,
2.50%, 1/25/52 (b)(c)		527	426
GSR Mortgage Loan Trust,
5.75%, 1/25/37		7	5
Hundred Acre Wood Trust,
2.50%, 10/25/51 (b)(c)		463	372
JP Morgan Mortgage Trust,
3.00%, 4/25/52 – 9/25/52(b)(c)		1,070	897
3.25%, 7/25/52 (b)(c)		645	553
Lehman Mortgage Trust,
6.50%, 9/25/37		17	6
Mello Mortgage Capital Acceptance,
2.50%, 8/25/51 (b)(c)		529	427
PRMI Securitization Trust,
2.50%, 4/25/51 (b)(c)		611	492
Seasoned Credit Risk Transfer Trust,
3.00%, 7/25/58 – 10/25/58		266	236
4.00%, 10/25/58		27	25
			4,301
			5,389
Municipal Bond (0.1%)
United States (0.1%)
University of Michigan, MI,
Series A
4.45%, 4/1/22		400	325

Sovereign (29.5%)
Australia (1.0%)
Australia Government Bond,
0.25%, 11/21/25	AUD	3,450	2,142
1.25%, 5/21/32		3,850	2,057
3.25%, 4/21/25		240	163
			4,362
Austria (0.1%)
Republic of Austria Government Bond,
0.00%, 2/20/30 (b)	EUR	360	312

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2022 (unaudited)(cont’d)

Belgium (0.3%)
Kingdom of Belgium Government Bond,
0.90%, 6/22/29 (b)		170	161
1.70%, 6/22/50 (b)		480	363
1.90%, 6/22/38 (b)		760	674
			1,198
Brazil (3.1%)
Brazil Notas do Tesouro Nacional,
10.00%, 1/1/27	BRL	79,088	13,775

Canada (1.3%)
Canadian Government Bond,
1.25%, 6/1/30	CAD	2,940	1,883
2.00%, 12/1/51		100	56
2.25%, 6/1/29		5,220	3,630
			5,569
China (9.4%)
Agricultural Development Bank of China,
2.25%, 4/22/25	CNY	3,600	514
3.79%, 10/26/30		3,430	520
China Development Bank,
3.07%, 3/10/30		7,380	1,066
3.34%, 7/14/25		3,430	503
China Government Bond,
2.37%, 1/20/27		16,900	2,406
2.76%, 5/15/32		204,760	29,208
3.13%, 11/21/29		20,150	2,961
3.27%, 11/19/30		13,760	2,045
3.52%, 4/25/46		1,430	213
3.53%, 10/18/51		1,300	196
3.81%, 9/14/50		3,170	501
3.86%, 7/22/49		6,000	955
Export-Import Bank of China,
2.93%, 3/2/25		3,470	503
			41,591
Colombia (0.0%) (e)
Colombian TES Series B,
7.75%, 9/18/30	COP	618,000	96

Czech Republic (0.0%) (e)
Czech Republic Government Bond,
1.20%, 3/13/31	CZK	6,000	197

Denmark (0.1%)
Denmark Government Bond,
0.50%, 11/15/27	DKK	3,000	390

Finland (0.1%)
Finland Government Bond,
1.13%, 4/15/34 (b)	EUR	370	323

France (1.8%)
Agence Francaise de Developpement EPIC,
1.50%, 10/31/34		500	430
Banque Federative du Credit Mutuel SA,
1.25%, 12/5/25	GBP	400	434

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2022 (unaudited)(cont’d)

French Republic Government Bond OAT,
0.00%, 11/25/29	EUR	6,580	5,811
2.00%, 5/25/48 (b)		860	721
SNCF Reseau,
1.88%, 3/30/34		400	363
			7,759
Germany (1.2%)
Bundesrepublik Deutschland Bundesanleihe,
0.00%, 5/15/36		110	84
0.25%, 2/15/29		2,930	2,750
4.25%, 7/4/39		1,140	1,492
State of North Rhine-Westphalia Germany,
1.65%, 2/22/38		1,320	1,149
			5,475
Greece (2.6%)
Hellenic Republic Government Bond,
0.75%, 6/18/31 (b)		14,526	11,534

Hong Kong (0.1%)
Hong Kong Government International Bond,
2.50%, 5/28/24 (b)		$250	243

Hungary (0.0%) (e)
Hungary Government Bond,
3.00%, 8/21/30	HUF	24,000	43

Indonesia (0.2%)
Indonesia Government International Bond,
1.75%, 4/24/25	EUR	270	277
Indonesia Treasury Bond,
6.50%, 2/15/31	IDR	4,104,000	256
8.25%, 5/15/29		1,408,000	97
8.38%, 3/15/34		3,572,000	252
			882
Ireland (0.1%)
Ireland Government Bond,
0.20%, 10/18/30	EUR	410	357

Italy (1.1%)
Italy Buoni Poliennali Del Tesoro,
0.00%, 8/1/26		1,190	1,119
0.45%, 2/15/29		160	138
1.85%, 7/1/25 (b)		1,960	2,017
2.45%, 9/1/50 (b)		1,250	893
2.50%, 12/1/32		220	197
Republic of Italy Government International Bond,
0.88%, 5/6/24		$745	697
			5,061
Japan (4.1%)
Japan Government Five Year Bond,
0.10%, 6/20/24	JPY	605,000	4,615
Japan Government Ten Year Bond,
0.10%, 6/20/26 – 6/20/31		550,000	4,112
Japan Government Thirty Year Bond,
0.30%, 6/20/46		207,000	1,228

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2022 (unaudited)(cont’d)

0.40%, 9/20/49		131,000	754
0.60%, 6/20/50		143,300	863
1.70%, 6/20/33		447,800	3,792
Japan Government Twenty Year Bond,
0.40%, 6/20/41		431,000	2,824
			18,188
Korea, Republic of (0.4%)
Export-Import Bank of Korea,
0.63%, 2/9/26		$640	565
2.38%, 6/25/24		510	491
Korea Development Bank,
0.80%, 7/19/26		590	514
Korea International Bond,
2.00%, 6/19/24		350	336
			1,906
Malaysia (0.3%)
Malaysia Government Bond,
3.89%, 8/15/29	MYR	2,330	525
Petronas Capital Ltd.,
3.50%, 3/18/25 (b)		$875	850
			1,375
Mexico (0.2%)
Mexican Bonos,
Series M
7.50%, 6/3/27	MXN	6,000	291
8.50%, 5/31/29		5,900	295
Mexico Government International Bond,
4.50%, 4/22/29		$530	506
			1,092
Netherlands (0.3%)
Nederlandse Waterschapsbank NV,
1.00%, 5/28/30 (b)	EUR	376	299
Netherlands Government Bond,
0.00%, 7/15/30 (b)		970	846
2.75%, 1/15/47 (b)		90	98
			1,243
Nigeria (0.0%) (e)
Africa Finance Corp.,
4.38%, 4/17/26 (b)		$200	189

Norway (0.0%) (e)
Norway Government Bond,
2.13%, 5/18/32 (b)	NOK	790	74

Poland (0.1%)
Republic of Poland Government Bond,
0.25%, 10/25/26	PLN	1,300	232

Spain (0.5%)
Spain Government Bond,
0.00%, 1/31/28	EUR	540	494
0.70%, 4/30/32 (b)		399	333
1.25%, 10/31/30 (b)		955	878

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2022 (unaudited)(cont’d)

2.70%, 10/31/48 (b)		410	359
3.45%, 7/30/66 (b)		120	115
			2,179
Sweden (0.1%)
Sweden Government Bond,
0.75%, 5/12/28	SEK	2,430	213
1.00%, 11/12/26		1,440	130
			343
United Kingdom (1.0%)
United Kingdom Gilt,
0.38%, 10/22/30	GBP	1,780	1,682
0.63%, 10/22/50		680	367
1.25%, 10/22/41		1,150	882
1.63%, 10/22/28		650	706
3.50%, 1/22/45		840	935
			4,572
			130,560
Supranational (1.3%)
Asian Development Bank,
2.13%, 5/19/31	NZD	300	150
European Investment Bank,
0.20%, 7/15/24	EUR	970	996
Series EARN
0.00%, 1/14/31		925	777
International Bank for Reconstruction & Development,
2.20%, 2/27/24	AUD	3,040	2,030
SOFR + 0.43%, 4.58%, 8/19/27 (c)		$1,630	1,638
			5,591
U.S. Treasury Securities (5.8%)
United States (5.8%)
U.S. Treasury Bonds,
1.13%, 5/15/40		4,920	3,082
1.25%, 5/15/50		180	97
1.75%, 8/15/41		600	411
2.50%, 2/15/45		2,000	1,508
2.75%, 8/15/47		2,720	2,124
U.S. Treasury Inflation-Indexed Bond,
0.63%, 7/15/32		6,168	5,654
U.S. Treasury Notes,
0.50%, 4/30/27		2,030	1,748
1.13%, 10/31/26		2,210	1,977
1.38%, 11/15/31		3,410	2,776
1.88%, 6/30/26		1,950	1,810
2.13%, 5/15/25		1,390	1,321
2.50%, 5/15/24		2,480	2,408
4.13%, 9/30/27		760	763
			25,679
Total Fixed Income Securities (Cost $269,228)			233,437

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2022 (unaudited)(cont’d)

	Shares
Common Stocks (32.0%)
Australia (1.2%)
Ampol Ltd.	1,149	22
ANZ Group Holdings Ltd.	14,062	226
APA Group	5,562	41
Aristocrat Leisure Ltd.	2,860	59
ASX Ltd.	929	43
Aurizon Holdings Ltd.	8,900	23
BHP Group Ltd.	23,760	736
BlueScope Steel Ltd.	2,238	25
Brambles Ltd.	6,674	55
Cochlear Ltd.	316	44
Coles Group Ltd.	6,393	72
Commonwealth Bank of Australia	8,063	560
Computershare Ltd.	2,587	46
CSL Ltd.	2,301	449
Dexus REIT	5,193	27
Endeavour Group Ltd. (Australia)	6,462	28
Fortescue Metals Group Ltd.	7,959	111
Goodman Group REIT	8,132	96
GPT Group REIT	9,089	26
IDP Education Ltd.	978	18
IGO Ltd.	3,185	29
Insurance Australia Group Ltd.	11,768	38
James Hardie Industries PLC CDI	2,154	39
Lendlease Corp Ltd. REIT	3,266	17
Lottery Corp. Ltd. (g)	10,535	32
Macquarie Group Ltd.	1,746	197
Medibank Pvt Ltd.	13,051	26
Mineral Resources Ltd.	800	42
Mirvac Group REIT	18,891	27
National Australia Bank Ltd.	15,411	313
Newcrest Mining Ltd.	4,232	59
Northern Star Resources Ltd.	5,323	40
OneMarket Ltd. (g)	390	–
Orica Ltd.	2,141	22
Origin Energy Ltd.	8,297	43
Pilbara Minerals Ltd. (g)	12,190	31
Qantas Airways Ltd. (g)	4,335	18
QBE Insurance Group Ltd.	7,070	64
Ramsay Health Care Ltd.	857	38
REA Group Ltd.	250	19
Reece Ltd.	1,089	10
Rio Tinto Ltd.	1,752	138
Santos Ltd.	15,055	74
Scentre Group REIT	24,683	48
SEEK Ltd.	1,596	23
Sonic Healthcare Ltd.	2,130	43
South32 Ltd.	21,701	59
Stockland REIT	11,392	28
Suncorp Group Ltd.	5,983	49
Telstra Corp., Ltd.	19,101	52
Transurban Group (Units)	14,669	129
Treasury Wine Estates Ltd.	3,310	31
Vicinity Centres REIT	18,275	25
Washington H Soul Pattinson & Co. Ltd.	1,023	19
Wesfarmers Ltd.	5,359	167
Westpac Banking Corp.	16,571	262

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2022 (unaudited)(cont’d)

WiseTech Global Ltd.	690	24
Woodside Energy Group Ltd.	8,930	216
Woolworths Group Ltd.	5,717	131
Xero Ltd. (g)	640	30
		5,359
Austria (0.1%)
Erste Group Bank AG	8,028	257
OMV AG	736	38
Verbund AG	347	29
voestalpine AG	584	15
		339
Belgium (0.2%)
Ageas SA	786	35
Anheuser-Busch InBev SA	4,230	255
Argenx SE (g)	270	102
D'ieteren Group	120	23
Elia Group SA	161	23
Groupe Bruxelles Lambert SA	485	39
KBC Group NV	5,859	377
Sofina SA	76	17
Solvay SA	361	36
UCB SA	617	48
Umicore SA	1,023	37
Warehouses De Pauw CVA REIT	791	23
		1,015
Canada (1.9%)
Agnico Eagle Mines Ltd.	2,084	108
Air Canada (g)	805	12
Algonquin Power & Utilities Corp.	3,284	21
Alimentation Couche-Tard, Inc.	3,966	174
AltaGas Ltd.	1,324	23
ARC Resources Ltd.	3,184	43
Bank of Montreal	3,235	293
Bank of Nova Scotia	5,668	278
Barrick Gold Corp. (LSE)	6,338	109
Barrick Gold Corp. (NYSE)	1,893	33
BCE, Inc.	344	15
Brookfield Asset Management Ltd., Class A (g)	1,618	46
Brookfield Corp.	6,928	218
Brookfield Renewable Corp., Class A	615	17
BRP, Inc.	171	13
CAE, Inc. (g)	1,511	29
Cameco Corp.	2,024	46
Canadian Apartment Properties REIT	401	13
Canadian Imperial Bank of Commerce	4,321	175
Canadian National Railway Co.	2,888	343
Canadian Natural Resources Ltd.	5,366	298
Canadian Pacific Railway Ltd.	4,450	332
Canadian Tire Corp., Ltd., Class A	262	27
Canadian Utilities Ltd., Class A	606	16
CCL Industries, Inc., Class B	706	30
Cenovus Energy, Inc.	6,704	130
CGI, Inc. (g)	998	86
Constellation Software, Inc.	95	148
Descartes Systems Group, Inc. (g)	398	28
Dollarama, Inc.	1,310	77

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2022 (unaudited)(cont’d)

Element Fleet Management Corp.	1,835	25
Emera, Inc.	1,255	48
Empire Co., Ltd., Class A	766	20
Enbridge, Inc.	9,669	378
Fairfax Financial Holdings Ltd.	108	64
First Quantum Minerals Ltd.	2,977	62
FirstService Corp.	190	23
Fortis, Inc.	2,262	91
Franco-Nevada Corp.	894	122
George Weston Ltd.	340	42
GFL Environmental, Inc.	861	25
Gildan Activewear, Inc.	860	24
Great-West Lifeco, Inc.	1,311	30
Hydro One Ltd.	1,552	42
IA Financial Corp., Inc.	498	29
IGM Financial, Inc.	390	11
Imperial Oil Ltd.	1,055	51
Intact Financial Corp.	828	119
Ivanhoe Mines Ltd., Class A (g)	3,215	25
Keyera Corp.	1,040	23
Kinross Gold Corp.	6,090	25
Loblaw Cos., Ltd.	773	68
Lundin Mining Corp.	3,181	20
Magna International, Inc.	1,328	75
Manulife Financial Corp.	9,209	164
Metro, Inc.	1,131	63
National Bank of Canada	1,571	106
Northland Power, Inc.	1,122	31
Nutrien Ltd.	2,650	193
Nuvei Corp. (g)	308	8
Onex Corp.	344	17
Open Text Corp.	1,264	37
Pan American Silver Corp.	926	15
Parkland Corp.	746	16
Pembina Pipeline Corp.	2,602	88
Power Corp. of Canada	2,709	64
Quebecor, Inc., Class B	740	17
Restaurant Brands International, Inc.	1,382	89
RioCan Real Estate Investment Trust REIT	705	11
Ritchie Bros Auctioneers, Inc.	528	31
Rogers Communications, Inc., Class B	1,652	77
Royal Bank of Canada	6,723	632
Saputo, Inc.	1,186	29
Shaw Communications, Inc., Class B	2,242	65
Shopify, Inc., Class A (g)	5,586	194
Sun Life Financial, Inc.	2,752	128
Suncor Energy, Inc.	6,555	208
TC Energy Corp.	4,905	196
Teck Resources Ltd., Class B	2,326	88
TELUS Corp.	2,202	43
TFI International, Inc.	383	38
Thomson Reuters Corp.	800	91
TMX Group Ltd.	261	26
Toromont Industries Ltd.	390	28
Toronto-Dominion Bank	8,702	563
Tourmaline Oil Corp.	1,521	77
West Fraser Timber Co., Ltd.	282	20
Wheaton Precious Metals Corp.	2,049	80
WSP Global, Inc.	593	69
		8,225

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2022 (unaudited)(cont’d)

China (0.0%) (e)
China Common Rich Renewable Energy Investments Ltd. (g)	42,000	—
Chow Tai Fook Jewellery Group Ltd. (h)	8,796	18
		18
Denmark (0.5%)
AP Moller - Maersk AS Series A	14	31
AP Moller - Maersk AS Series B	24	54
Carlsberg AS Series B	470	62
Chr Hansen Holding AS	518	37
Coloplast AS Series B	578	68
Danske Bank AS	3,293	65
Demant AS (g)	449	12
DSV AS	906	143
Genmab AS (g)	318	134
Novo Nordisk AS Series B	7,883	1,071
Novozymes AS Series B	1,004	51
Orsted AS	928	84
Pandora AS	437	31
ROCKWOOL AS, Class B	43	10
Tryg AS	1,732	41
Vestas Wind Systems AS	4,989	146
		2,040
Finland (0.2%)
Elisa Oyj	686	36
Fortum Oyj	2,104	35
Kesko Oyj, Class B	1,331	29
Kone Oyj, Class B	1,653	86
Neste Oyj	2,023	93
Nokia Oyj	26,286	122
Orion Oyj, Class B	507	28
Sampo Oyj, Class A	2,326	122
Stora Enso Oyj, Class R	2,674	38
UPM-Kymmene Oyj	2,574	96
Wartsila Oyj Abp	2,321	20
		705
France (2.2%)
Accor SA (g)	815	20
Aeroports de Paris (g)	143	19
Air Liquide SA	2,463	350
Airbus SE	2,787	331
Alstom SA	1,523	37
Amundi SA	288	16
ArcelorMittal SA	2,469	65
Arkema SA	283	25
AXA SA	8,783	245
BioMerieux	199	21
BNP Paribas SA	25,793	1,469
Bollore SA	4,177	23
Bouygues SA	1,091	33
Bureau Veritas SA	1,398	37
Capgemini SE	771	129
Carrefour SA	2,786	47
Cie de Saint-Gobain	2,322	114
Cie Generale des Etablissements Michelin SCA	3,208	89
Covivio REIT	227	13
Credit Agricole SA	28,008	295

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2022 (unaudited)(cont’d)

Danone SA	3,034	160
Dassault Aviation SA	117	20
Dassault Systemes SE	3,169	114
Edenred	1,176	64
Eiffage SA	393	39
Electricite de France SA	2,504	32
Engie SA	9,088	130
EssilorLuxottica SA	1,378	249
Eurazeo SE	206	13
Eurofins Scientific SE	631	45
Euronext NV	404	30
Gecina SA REIT	221	22
Getlink SE	2,093	33
Hermes International	149	231
Ipsen SA	175	19
Kering SA	364	185
Klepierre SA REIT (g)	1,035	24
L'Oreal SA	1,139	408
La Francaise des Jeux SAEM	494	20
Legrand SA	1,263	101
LVMH Moet Hennessy Louis Vuitton SE	1,316	958
Orange SA	9,492	94
Pernod Ricard SA	969	191
Publicis Groupe SA	1,084	69
Remy Cointreau SA	110	18
Renault SA (g)	932	31
Safran SA	1,602	201
Sanofi	5,392	520
Sartorius Stedim Biotech	132	43
Schneider Electric SE	2,568	361
SEB SA	118	10
Societe Generale SA	18,454	463
Sodexo SA	417	40
STMicroelectronics NV	3,232	115
Teleperformance	281	67
Thales SA	505	64
TotalEnergies SE	11,569	726
Ubisoft Entertainment SA (g)	445	13
Unibail-Rodamco-Westfield REIT (g)	579	30
Valeo SA	1,004	18
Veolia Environnement SA	3,214	83
Vinci SA	2,530	252
Vivendi SE	3,392	32
Wendel SE	126	12
Worldline SA (g)	1,139	45
		9,773
Germany (1.3%)
Adidas AG	831	113
Allianz SE (Registered)	1,908	407
Aroundtown SA	5,055	12
BASF SE	4,363	215
Bayer AG (Registered)	4,638	239
Bayerische Motoren Werke AG	1,565	139
Bayerische Motoren Werke AG (Preference)	281	24
Bechtle AG	388	14
Beiersdorf AG	474	54
Brenntag SE	725	46
Carl Zeiss Meditec AG	190	24
Commerzbank AG (g)	24,506	229

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2022 (unaudited)(cont’d)

Continental AG	521	31
Covestro AG	916	36
Daimler Truck Holding AG (g)	2,136	66
Delivery Hero SE (g)	804	39
Deutsche Bank AG (Registered)	9,348	105
Deutsche Boerse AG	892	154
Deutsche Lufthansa AG (Registered) (g)	2,821	23
Deutsche Post AG (Registered)	4,699	176
Deutsche Telekom AG (Registered)	15,229	303
Dr Ing hc F Porsche AG (Preference) (g)	547	55
E.ON SE	10,686	106
Evonik Industries AG	1,000	19
Fresenius Medical Care AG & Co., KGaA	982	32
Fresenius SE & Co., KGaA	2,001	56
GEA Group AG	713	29
Hannover Rueck SE (Registered)	283	56
HeidelbergCement AG	685	39
HelloFresh SE (g)	793	17
Henkel AG & Co., KGaA	490	31
Henkel AG & Co., KGaA (Preference)	838	58
Infineon Technologies AG	6,110	186
Knorr-Bremse AG	341	18
LEG Immobilien SE	360	23
Mercedes-Benz Group AG (Registered)	3,810	249
Merck KGaA	612	118
MTU Aero Engines AG	252	54
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	656	212
Nemetschek SE	272	14
Porsche Automobil Holding SE (Preference)	729	40
Puma SE	506	31
QIAGEN NV (g)	1,083	54
Rational AG	24	14
Rheinmetall AG	216	43
RWE AG	3,052	135
SAP SE	4,938	510
Sartorius AG (Preference)	116	46
Scout24 SE	383	19
Siemens AG (Registered)	3,618	499
Siemens Energy AG (g)	2,058	39
Siemens Healthineers AG	1,368	68
Symrise AG	632	69
Telefonica Deutschland Holding AG	4,890	12
United Internet AG (Registered)	454	9
Volkswagen AG	140	22
Volkswagen AG (Preference)	879	109
Vonovia SE	3,457	81
Zalando SE (g)	1,077	38
		5,659
Hong Kong (0.5%)
AIA Group Ltd.	55,656	615
BOC Hong Kong Holdings Ltd.	17,060	58
Budweiser Brewing Co., APAC Ltd.	7,886	25
CK Asset Holdings Ltd.	8,908	55
CK Hutchison Holdings Ltd.	12,318	74
CK Infrastructure Holdings Ltd.	2,965	15
CLP Holdings Ltd.	7,619	56
ESR Group Ltd.	9,447	20
Futu Holdings Ltd. ADR (g)	292	12

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2022 (unaudited)(cont’d)

Galaxy Entertainment Group Ltd.	10,857	71
Hang Lung Properties Ltd.	9,499	18
Hang Seng Bank Ltd.	3,593	60
Henderson Land Development Co., Ltd.	6,983	24
HK Electric Investments & HK Electric Investments Ltd.	11,715	8
HKT Trust & HKT Ltd.	18,209	22
Hong Kong & China Gas Co., Ltd.	52,029	49
Hong Kong Exchanges & Clearing Ltd.	5,582	240
Hongkong Land Holdings Ltd.	5,012	23
Jardine Matheson Holdings Ltd.	754	38
Link REIT	10,113	74
MTR Corp., Ltd.	7,396	39
New World Development Co. Ltd.	7,212	20
Power Assets Holdings Ltd.	6,556	36
Sands China Ltd. (g)	11,607	38
Sino Land Co., Ltd.	16,479	21
SITC International Holdings Co. Ltd.	7,524	17
Sun Hung Kai Properties Ltd.	6,889	94
Swire Pacific Ltd., Class A	2,378	21
Swire Properties Ltd.	5,311	13
Techtronic Industries Co., Ltd.	6,754	75
WH Group Ltd.	39,386	23
Wharf Real Estate Investment Co., Ltd.	8,010	47
Xinyi Glass Holdings Ltd.	8,851	16
		2,017
Ireland (0.1%)
AIB Group PLC	5,118	20
Bank of Ireland Group PLC	5,156	49
CRH PLC	3,744	149
Flutter Entertainment PLC (g)	837	115
Kerry Group PLC, Class A	791	71
Kingspan Group PLC	768	41
Smurfit Kappa Group PLC	1,233	46
		491
Israel (0.1%)
Azrieli Group Ltd.	200	13
Bank Hapoalim BM	5,970	54
Bank Leumi Le-Israel BM	7,258	60
Bezeq The Israeli Telecommunication Corp. Ltd.	9,751	17
Check Point Software Technologies Ltd. (g)	471	59
CyberArk Software Ltd. (g)	191	25
Elbit Systems Ltd.	125	20
ICL Group Ltd.	3,328	24
Israel Discount Bank Ltd., Class A	5,815	31
Mizrahi Tefahot Bank Ltd.	725	23
Nice Ltd.	299	58
Teva Pharmaceutical Industries Ltd. ADR (g)	5,216	48
Tower Semiconductor Ltd. (g)	514	22
Wix.com Ltd. (g)	269	21
ZIM Integrated Shipping Services Ltd.	395	7
		482
Italy (0.7%)
Amplifon SpA	586	17
Assicurazioni Generali SpA	5,185	92
CNH Industrial NV	4,749	76
Davide Campari-Milano NV	2,499	25

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2022 (unaudited)(cont’d)

DiaSorin SpA	119	17
Enel SpA	38,299	206
Eni SpA	11,554	164
EXOR NV	1,022	75
Ferrari NV	596	128
FinecoBank Banca Fineco SpA	13,923	231
Infrastrutture Wireless Italiane SpA	1,587	16
Intesa Sanpaolo SpA	381,740	846
Mediobanca Banca di Credito Finanziario SpA	14,025	135
Moncler SpA	967	51
Nexi SpA (g)	2,794	22
Poste Italiane SpA	2,416	24
Prysmian SpA	1,200	45
Recordati Industria Chimica e Farmaceutica SpA	494	21
Snam SpA	9,525	46
Stellantis NV	10,430	148
Telecom Italia SpA (Milano) (g)	46,925	11
Tenaris SA	2,186	38
Terna - Rete Elettrica Nazionale	6,649	49
UniCredit SpA	47,080	668
		3,151
Japan (0.8%)
Chiba Bank Ltd.	15,190	111
Concordia Financial Group Ltd.	31,195	130
Japan Post Bank Co. Ltd.	11,819	101
Mizuho Financial Group, Inc.	69,124	974
Resona Holdings, Inc.	61,920	340
Shizuoka Financial Group, Inc.	12,791	103
Sumitomo Mitsui Financial Group, Inc.	37,414	1,505
Sumitomo Mitsui Trust Holdings, Inc.	9,679	338
		3,602
Netherlands (0.9%)
ABN AMRO Bank NV CVA	9,711	134
Adyen NV (g)	103	143
Aegon NV	8,420	43
AerCap Holdings NV (g)	639	37
Akzo Nobel NV	865	58
ASM International NV	222	56
ASML Holding NV	1,916	1,045
BNP Paribas Emissions- und Handelsgesellschaft mbH	89,338	1,088
Coca-Cola Europacific Partners PLC	972	54
Heineken Holding NV	474	37
Heineken NV	1,219	115
IMCD NV	269	38
JDE Peet's NV	478	14
Just Eat Takeaway.com NV (g)	879	19
Koninklijke Ahold Delhaize NV	4,905	141
Koninklijke DSM NV	818	100
Koninklijke KPN NV	15,517	48
Koninklijke Philips NV	4,342	65
NN Group NV	1,314	54
OCI NV	501	18
Prosus NV (g)	3,941	272
Randstad NV	564	34
Universal Music Group NV	3,427	83
Wolters Kluwer NV	1,238	130
		3,826

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2022 (unaudited)(cont’d)

New Zealand (0.0%) (e)
Auckland International Airport Ltd. (g)	6,071	30
Fisher & Paykel Healthcare Corp., Ltd.	2,808	40
Mercury NZ Ltd.	3,399	12
Meridian Energy Ltd.	6,087	21
Spark New Zealand Ltd.	9,107	31
		134
Norway (0.1%)
Adevinta ASA (g)	1,463	10
Aker BP ASA	1,535	48
DNB Bank ASA	4,503	89
Equinor ASA	4,626	166
Gjensidige Forsikring ASA	975	19
Kongsberg Gruppen ASA	429	18
Mowi ASA	2,004	34
Norsk Hydro ASA	6,452	48
Orkla ASA	3,649	26
Salmar ASA	315	13
Telenor ASA	3,454	32
Yara International ASA	810	36
		539
Portugal (0.0%) (e)
EDP - Energias de Portugal SA	11,293	56
EDP Renovaveis SA	1,197	27
Galp Energia SGPS SA	2,018	27
Jeronimo Martins SGPS SA	1,137	25
		135
Singapore (0.2%)
CapitaLand Ascendas REIT	15,500	32
CapitaLand Integrated Commercial Trust REIT	24,402	37
Capitaland Investment Ltd.	11,800	33
City Developments Ltd.	1,900	12
DBS Group Holdings Ltd.	8,200	207
Genting Singapore Ltd.	27,400	19
Grab Holdings Ltd., Class A (g)	6,200	20
Jardine Cycle & Carriage Ltd.	500	11
Keppel Corp., Ltd.	6,700	36
Mapletree Commercial Trust REIT	11,000	14
Mapletree Logistics Trust REIT	15,500	18
Oversea-Chinese Banking Corp., Ltd.	15,500	141
Sea Ltd. ADR (g)	1,700	88
Singapore Airlines Ltd.	6,100	25
Singapore Exchange Ltd.	3,900	26
Singapore Technologies Engineering Ltd.	7,200	18
Singapore Telecommunications Ltd.	36,800	71
United Overseas Bank Ltd.	5,400	124
UOL Group Ltd.	2,100	11
Venture Corp. Ltd.	1,200	15
Wilmar International Ltd.	8,700	27
		985
Spain (0.8%)
Acciona SA	119	22
ACS Actividades de Construccion y Servicios SA	1,032	30
Aena SME SA (g)	363	45
Amadeus IT Group SA (g)	2,161	112

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2022 (unaudited)(cont’d)

Banco Bilbao Vizcaya Argentaria SA	152,149	916
Banco Santander SA	399,490	1,194
CaixaBank SA	104,721	411
Cellnex Telecom SA (g)	2,604	86
Corp. ACCIONA Energias Renovables SA	317	12
Enagas SA	1,188	20
Endesa SA	1,514	29
Ferrovial SA	2,347	61
Grifols SA (g)	1,438	17
Iberdrola SA	28,788	336
Industria de Diseno Textil SA	5,163	137
Naturgy Energy Group SA	699	18
Red Electrica Corp., SA	1,939	34
Repsol SA	6,444	103
Siemens Gamesa Renewable Energy SA (g)	1,133	22
Telefonica SA	24,606	89
Telepizza Group SA (g)	156	1
		3,695
Sweden (0.5%)
Alfa Laval AB	1,376	40
Assa Abloy AB, Class B	4,793	103
Atlas Copco AB, Class A	12,771	151
Atlas Copco AB, Class B	7,432	79
Boliden AB	1,291	49
Electrolux AB, Class B	1,060	14
Embracer Group AB (g)	3,057	14
Epiroc AB, Class A	3,141	57
Epiroc AB, Class B	1,857	30
EQT AB	1,449	31
Essity AB, Class B	2,881	75
Evolution AB	867	84
Fastighets AB Balder, Class B (g)	3,036	14
Getinge AB, Class B	1,106	23
Hennes & Mauritz AB, Class B	3,525	38
Hexagon AB, Class B	9,319	98
Holmen AB, Class B	442	18
Husqvarna AB, Class B	2,024	14
Industrivarden AB, Class A	622	15
Industrivarden AB, Class C	736	18
Indutrade AB	1,312	27
Investment AB Latour, Class B	712	13
Investor AB, Class A	2,367	44
Investor AB, Class B	8,650	157
Kinnevik AB, Class B (g)	1,162	16
L E Lundbergforetagen AB, Class B	362	15
Lifco AB, Class B	1,121	19
Nibe Industrier AB, Class B	7,308	68
Nordea Bank Abp	15,678	168
Sagax AB, Class B	911	21
Sandvik AB	5,082	92
Securitas AB, Class B	2,329	19
Skandinaviska Enskilda Banken AB, Class A	7,615	88
Skanska AB, Class B	1,620	26
SKF AB, Class B	1,824	28
Svenska Cellulosa AB SCA, Class B	2,863	36
Svenska Handelsbanken AB, Class A	6,893	69
Swedbank AB, Class A	4,268	73
Swedish Orphan Biovitrum AB (g)	796	17
Tele2 AB, Class B	2,725	22

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2022 (unaudited)(cont’d)

Telefonaktiebolaget LM Ericsson, Class B	13,851	81
Telia Co., AB	12,603	32
Volvo AB, Class A	954	18
Volvo AB, Class B	7,193	130
Volvo Car AB, Class B (g)	2,882	13
		2,257
Switzerland (1.6%)
ABB Ltd. (Registered)	7,441	227
Adecco Group AG (Registered)	762	25
Alcon, Inc.	2,399	165
Bachem Holding AG	161	14
Baloise Holding AG (Registered)	216	33
Banque Cantonale Vaudoise (Registered)	142	14
Barry Callebaut AG (Registered)	17	33
BKW AG	100	14
Chocoladefabriken Lindt & Spruengli AG	5	51
Chocoladefabriken Lindt & Spruengli AG (Registered)	1	103
Cie Financiere Richemont SA (Registered)	2,476	321
Clariant AG (Registered) (g)	1,031	16
Credit Suisse Group AG (Registered)	17,324	52
EMS-Chemie Holding AG (Registered)	33	22
Geberit AG (Registered)	170	80
Givaudan SA (Registered)	44	135
Holcim AG (Registered) (g)	2,631	136
Julius Baer Group Ltd.	1,010	59
Kuehne & Nagel International AG (Registered)	257	60
Logitech International SA (Registered)	821	51
Lonza Group AG (Registered)	354	174
Nestle SA (Registered)	12,939	1,495
Novartis AG (Registered)	10,237	926
Partners Group Holding AG	108	96
Roche Holding AG	127	49
Roche Holding AG (Genusschein)	3,334	1,048
Schindler Holding AG	192	36
Schindler Holding AG (Registered)	110	20
SGS SA (Registered)	30	70
SIG Group AG (g)	1,484	32
Sika AG (Registered)	697	167
Sonova Holding AG (Registered)	257	61
Straumann Holding AG (Registered)	532	61
Swatch Group AG	136	39
Swatch Group AG (Registered)	249	13
Swiss Life Holding AG (Registered)	145	75
Swiss Prime Site AG (Registered)	364	31
Swiss Re AG	1,421	133
Swisscom AG (Registered)	120	66
Temenos AG (Registered)	303	17
UBS Group AG (Registered)	15,849	294
VAT Group AG	129	35
Zurich Insurance Group AG	711	340
		6,889
United Kingdom (2.3%)
3i Group PLC	4,571	74
Aberdeen PLC	10,093	23
Admiral Group PLC	848	22
Anglo American PLC	5,957	233
Antofagasta PLC	1,816	34
Ashtead Group PLC	2,072	118

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2022 (unaudited)(cont’d)

Associated British Foods PLC	1,691	32
AstraZeneca PLC	7,249	981
Auto Trader Group PLC	4,498	28
AVEVA Group PLC	564	22
Aviva PLC	13,125	70
BAE Systems PLC	14,701	152
Barclays PLC	75,271	143
Barratt Developments PLC	4,803	23
Berkeley Group Holdings PLC	512	23
BP PLC	87,562	505
British American Tobacco PLC	10,094	399
British Land Co., PLC REIT	4,161	20
BT Group PLC	32,725	44
Bunzl PLC	1,592	53
Burberry Group PLC	1,843	45
Coca-Cola HBC AG (g)	945	22
Compass Group PLC	8,275	191
Croda International PLC	656	52
DCC PLC	464	23
Diageo PLC	10,648	466
Entain PLC	2,775	44
Evraz PLC (g)	2,495	—
Experian PLC	4,331	147
G4S PLC (g)	6,437	19
Glencore PLC	45,070	301
GSK PLC	19,087	330
Haleon PLC (g)	23,685	94
Halma PLC	1,795	43
Hargreaves Lansdown PLC	1,696	17
Hikma Pharmaceuticals PLC	776	14
HSBC Holdings PLC	92,861	576
Imperial Brands PLC	4,230	105
Informa PLC	6,817	51
InterContinental Hotels Group PLC	869	50
Intertek Group PLC	768	37
J Sainsbury PLC	8,182	21
JD Sports Fashion PLC	12,259	19
Johnson Matthey PLC	842	22
Kingfisher PLC	9,188	26
Land Securities Group PLC REIT	3,352	25
Legal & General Group PLC	28,109	84
Lloyds Banking Group PLC	318,200	174
London Stock Exchange Group PLC	1,541	132
M&G PLC	11,838	27
Melrose Industries PLC	19,168	31
Mondi PLC	2,301	39
National Grid PLC	17,291	207
NatWest Group PLC	24,755	79
Next PLC	611	43
Ocado Group PLC (g)	2,789	21
Paragon Offshore PLC (g)(i)	303	—
Pearson PLC	3,115	35
Persimmon PLC	1,509	22
Phoenix Group Holdings PLC	3,531	26
Prudential PLC	12,921	176
Reckitt Benckiser Group PLC	3,352	232
RELX PLC	9,030	250
Rentokil Initial PLC	11,814	73
Rio Tinto PLC	5,249	369
Rolls-Royce Holdings PLC (g)	39,594	44
Sage Group PLC	4,888	44

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2022 (unaudited)(cont’d)

Schroders PLC	3,486	18
Segro PLC REIT	5,711	53
Severn Trent PLC	1,182	38
Shell PLC	33,816	953
Smith & Nephew PLC	4,120	55
Smiths Group PLC	1,700	33
Spirax-Sarco Engineering PLC	346	44
SSE PLC	5,032	103
St. James's Place PLC	2,566	34
Standard Chartered PLC	11,692	87
Taylor Wimpey PLC	16,657	20
Tesco PLC	35,088	95
Unilever PLC CVA	11,918	602
United Utilities Group PLC	3,216	38
Vodafone Group PLC	124,074	126
Whitbread PLC	951	29
WPP PLC	5,146	51
		10,226
United States (15.8%)
3M Co.	1,100	132
Abbott Laboratories	3,453	379
AbbVie, Inc.	3,500	566
Accenture PLC, Class A	1,228	328
Activision Blizzard, Inc.	1,543	118
Adobe, Inc. (g)	894	301
Advance Auto Parts, Inc.	120	18
Advanced Micro Devices, Inc. (g)	3,155	204
AES Corp.	1,305	38
Affirm Holdings, Inc. (g)	387	4
Aflac, Inc.	1,163	84
Agilent Technologies, Inc.	579	87
Air Products & Chemicals, Inc.	439	135
Airbnb, Inc., Class A (g)	726	62
Akamai Technologies, Inc. (g)	313	26
Albemarle Corp.	231	50
Alcoa Corp.	346	16
Alexandria Real Estate Equities, Inc. REIT	304	44
Align Technology, Inc. (g)	145	31
Allegion PLC	173	18
Alliant Energy Corp.	496	27
Allstate Corp.	521	71
Ally Financial, Inc.	607	15
Alnylam Pharmaceuticals, Inc. (g)	233	55
Alphabet, Inc., Class A (g)	11,808	1,042
Alphabet, Inc., Class C (g)	10,942	971
Altria Group, Inc.	3,571	163
Amazon.com, Inc. (g)	17,979	1,510
Amcor PLC	2,943	35
Ameren Corp.	511	45
American Electric Power Co., Inc.	1,017	97
American Express Co.	1,251	185
American Financial Group, Inc.	141	19
American Homes 4 Rent, Class A REIT	617	19
American International Group, Inc.	1,469	93
American Tower Corp. REIT	918	194
American Water Works Co., Inc.	360	55
Ameriprise Financial, Inc.	212	66
AmerisourceBergen Corp.	305	51
AMETEK, Inc.	451	63

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2022 (unaudited)(cont’d)

Amgen, Inc.	1,059	278
Amphenol Corp., Class A	1,170	89
Analog Devices, Inc.	1,016	167
Annaly Capital Management, Inc. REIT	920	19
ANSYS, Inc. (g)	170	41
AO Smith Corp.	253	14
Aon PLC, Class A	414	124
APA Corp.	645	30
Apollo Global Management, Inc.	784	50
Apple, Inc.	31,723	4,122
Applied Materials, Inc.	1,699	165
Aptiv PLC (g)	531	49
Aramark	460	19
Arch Capital Group Ltd. (g)	711	45
Archer-Daniels-Midland Co.	1,101	102
Ares Management Corp., Class A	303	21
Arista Networks, Inc. (g)	482	58
Arrow Electronics, Inc. (g)	126	13
Arthur J Gallagher & Co.	410	77
Aspen Technology, Inc. (g)	56	12
Assurant, Inc.	106	13
AT&T, Inc.	13,974	257
Atmos Energy Corp.	277	31
Autodesk, Inc. (g)	428	80
Automatic Data Processing, Inc.	825	197
AutoZone, Inc. (g)	38	94
AvalonBay Communities, Inc. REIT	278	45
Avantor, Inc. (g)	1,325	28
Avery Dennison Corp.	159	29
Baker Hughes Co.	1,958	58
Ball Corp.	615	31
Bank of America Corp.	14,084	466
Bank of New York Mellon Corp.	1,507	69
Bath & Body Works, Inc.	452	19
Baxter International, Inc.	991	51
Becton Dickinson & Co.	558	142
Bentley Systems, Inc., Class B	382	14
Berkshire Hathaway, Inc., Class B (g)	2,555	789
Best Buy Co., Inc.	403	32
Bill.Com Holdings, Inc. (g)	182	20
Bio-Rad Laboratories, Inc., Class A (g)	44	19
Bio-Techne Corp.	309	26
Biogen, Inc. (g)	283	78
BioMarin Pharmaceutical, Inc. (g)	366	38
Black Knight, Inc. (g)	309	19
BlackRock, Inc.	298	211
Blackstone Group, Inc.	1,376	102
Block, Inc., Class A (g)	1,021	64
Boeing Co. (g)	1,099	209
Booking Holdings, Inc. (g)	78	157
Booz Allen Hamilton Holding Corp.	260	27
BorgWarner, Inc.	466	19
Boston Properties, Inc. REIT	290	20
Boston Scientific Corp. (g)	2,817	130
Bristol-Myers Squibb Co.	4,245	305
Broadcom, Inc.	806	451
Broadridge Financial Solutions, Inc.	231	31
Brown & Brown, Inc.	470	27
Brown-Forman Corp., Class B	614	40
Bunge Ltd.	299	30
Burlington Stores, Inc. (g)	129	26

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2022 (unaudited)(cont’d)

Cadence Design Systems, Inc. (g)	536	86
Caesars Entertainment, Inc. (g)	423	18
Camden Property Trust REIT	200	22
Campbell Soup Co.	422	24
Capital One Financial Corp.	752	70
Cardinal Health, Inc.	533	41
Carlisle Cos., Inc.	102	24
Carlyle Group, Inc.	391	12
CarMax, Inc. (g)	318	19
Carnival Corp. (g)	1,955	16
Carrier Global Corp.	1,663	69
Catalent, Inc. (g)	335	15
Caterpillar, Inc.	1,033	247
Cboe Global Markets, Inc.	210	26
CBRE Group, Inc., Class A (g)	632	49
CDW Corp.	267	48
Celanese Corp.	215	22
Centene Corp. (g)	1,130	93
CenterPoint Energy, Inc.	1,244	37
Ceridian HCM Holding, Inc. (g)	271	17
CF Industries Holdings, Inc.	390	33
CH Robinson Worldwide, Inc.	248	23
Charles River Laboratories International, Inc. (g)	101	22
Charles Schwab Corp.	2,816	234
Charter Communications, Inc., Class A (g)	221	75
Cheniere Energy, Inc.	445	67
Chesapeake Energy Corp.	203	19
Chevron Corp.	3,621	650
Chewy, Inc., Class A (g)	183	7
Chipotle Mexican Grill, Inc. (g)	54	75
Chubb Ltd.	813	179
Church & Dwight Co., Inc.	482	39
Cigna Corp.	602	199
Cincinnati Financial Corp.	295	30
Cintas Corp.	180	81
Cisco Systems, Inc.	8,181	390
Citigroup, Inc.	3,807	172
Citizens Financial Group, Inc.	977	38
Clarivate PLC (g)	594	5
Cleveland-Cliffs, Inc. (g)	1,014	16
Clorox Co.	248	35
Cloudflare, Inc., Class A (g)	491	22
CME Group, Inc.	713	120
CMS Energy Corp.	572	36
Coca-Cola Co.	8,098	515
Cognex Corp.	341	16
Cognizant Technology Solutions Corp., Class A	1,014	58
Coinbase Global, Inc., Class A (g)	242	9
Colgate-Palmolive Co.	1,574	124
Comcast Corp., Class A	8,577	300
Conagra Brands, Inc.	947	37
ConocoPhillips	16,375	1,932
Consolidated Edison, Inc.	703	67
Constellation Brands, Inc., Class A	316	73
Constellation Energy Corp.	645	56
Contra Abiomed, Inc. (g)	90	–@
Cooper Cos., Inc.	97	32
Copart, Inc. (g)	848	52
Corning, Inc.	1,587	51
Corteva, Inc.	1,400	82
CoStar Group, Inc. (g)	784	61

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2022 (unaudited)(cont’d)

Costco Wholesale Corp.	874	399
Coterra Energy, Inc.	10,118	249
Crowdstrike Holdings, Inc., Class A (g)	395	42
Crown Castle International Corp. REIT	849	115
Crown Holdings, Inc.	237	19
CSX Corp.	4,298	133
Cummins, Inc.	278	67
CVS Health Corp.	2,596	242
Danaher Corp.	1,376	365
Darden Restaurants, Inc.	240	33
Darling Ingredients, Inc. (g)	312	20
Datadog, Inc., Class A (g)	483	36
DaVita, Inc. (g)	109	8
Deere & Co.	571	245
Dell Technologies, Inc., Class C	526	21
Delta Air Lines, Inc. (g)	315	10
Dentsply Sirona, Inc.	421	13
Devon Energy Corp.	8,080	497
Dexcom, Inc. (g)	760	86
Diamondback Energy, Inc.	2,204	301
Digital Realty Trust, Inc. REIT	563	56
Discover Financial Services	532	52
DISH Network Corp., Class A	488	7
DocuSign, Inc. (g)	395	22
Dollar General Corp.	448	110
Dollar Tree, Inc. (g)	442	63
Dominion Energy, Inc.	1,643	101
Domino's Pizza, Inc.	71	25
DoorDash, Inc., Class A (g)	455	22
Dover Corp.	282	38
Dow, Inc.	1,411	71
DR Horton, Inc.	651	58
Dropbox, Inc., Class A (g)	539	12
DTE Energy Co.	383	45
Duke Energy Corp.	1,524	157
DuPont de Nemours, Inc.	980	67
Dynatrace, Inc. (g)	390	15
Eastman Chemical Co.	243	20
Eaton Corp., PLC	784	123
eBay, Inc.	1,093	45
Ecolab, Inc.	506	74
Edison International	758	48
Edwards Lifesciences Corp. (g)	1,213	91
Elanco Animal Health, Inc. (g)	831	10
Electronic Arts, Inc.	547	67
Elevance Health, Inc.	474	243
Eli Lilly & Co.	1,586	580
Emerson Electric Co.	1,158	111
Enphase Energy, Inc. (g)	266	70
Entegris, Inc.	293	19
Entergy Corp.	403	45
EOG Resources, Inc.	1,148	149
EPAM Systems, Inc. (g)	112	37
EQT Corp.	665	22
Equifax, Inc.	244	47
Equinix, Inc. REIT	180	118
Equitable Holdings, Inc.	740	21
Equity Lifestyle Properties, Inc. REIT	347	22
Equity Residential REIT	711	42
Erie Indemnity Co., Class A	50	12
Essential Utilities, Inc.	490	23

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2022 (unaudited)(cont’d)

Essex Property Trust, Inc. REIT	129	27
Estee Lauder Cos., Inc., Class A	459	114
Etsy, Inc. (g)	250	30
Everest Re Group Ltd.	77	26
Evergy, Inc.	453	29
Eversource Energy	686	58
Exact Sciences Corp. (g)	337	17
Exelon Corp.	1,947	84
Expedia Group, Inc. (g)	301	26
Expeditors International of Washington, Inc.	327	34
Extra Space Storage, Inc. REIT	264	39
Exxon Mobil Corp.	8,106	894
F5 Networks, Inc. (g)	117	17
Factset Research Systems, Inc.	77	31
Fair Isaac Corp. (g)	49	29
Fastenal Co.	1,137	54
FedEx Corp.	494	86
Ferguson PLC	417	53
Fidelity National Financial, Inc.	516	19
Fidelity National Information Services, Inc.	1,191	81
Fifth Third Bancorp	1,352	44
First Citizens BancShares, Inc., Class A	24	18
First Horizon Corp.	1,055	26
First Republic Bank	361	44
First Solar, Inc. (g)	188	28
FirstEnergy Corp.	1,068	45
Fiserv, Inc. (g)	1,185	120
FleetCor Technologies, Inc. (g)	140	26
FMC Corp.	247	31
Ford Motor Co.	7,952	92
Fortinet, Inc. (g)	1,310	64
Fortive Corp.	667	43
Fortune Brands Innovations, Inc.	254	15
Fox Corp., Class A	601	18
Fox Corp., Class B	285	8
Franklin Resources, Inc.	586	15
Freeport-McMoRan, Inc.	2,782	106
Gaming and Leisure Properties, Inc. REIT	504	26
Garmin Ltd.	306	28
Gartner, Inc.	158	53
Gen Digital, Inc.	1,188	25
Generac Holdings, Inc.	127	13
General Dynamics Corp.	453	112
General Electric Co.	2,112	177
General Mills, Inc.	1,230	103
General Motors Co.	2,750	93
Genuine Parts Co.	279	48
Gilead Sciences, Inc.	2,532	217
Global Payments, Inc.	541	54
Globe Life, Inc.	183	22
GoDaddy, Inc., Class A (g)	305	23
Goldman Sachs Group, Inc.	672	231
Halliburton Co.	1,752	69
Hartford Financial Services Group, Inc.	628	48
Hasbro, Inc.	263	16
HCA Healthcare, Inc.	452	108
Healthcare Realty Trust, Inc. REIT	755	15
Healthpeak Properties, Inc. REIT	1,068	27
HEICO Corp.	85	13
HEICO Corp., Class A	141	17
Henry Schein, Inc. (g)	269	21

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2022 (unaudited)(cont’d)

Hershey Co.	291	67
Hess Corp.	544	77
Hewlett Packard Enterprise Co.	2,548	41
HF Sinclair Corp.	318	17
Hilton Worldwide Holdings, Inc.	546	69
Hologic, Inc. (g)	490	37
Home Depot, Inc.	2,032	642
Honeywell International, Inc.	1,316	282
Horizon Therapeutics PLC (g)	431	49
Hormel Foods Corp.	599	27
Host Hotels & Resorts, Inc. REIT	1,401	22
Howmet Aerospace, Inc.	727	29
HP, Inc.	2,049	55
Hubbell, Inc.	106	25
HubSpot, Inc. (g)	89	26
Humana, Inc.	250	128
Huntington Bancshares, Inc.	2,824	40
Huntington Ingalls Industries, Inc.	79	18
IDEX Corp.	148	34
IDEXX Laboratories, Inc. (g)	163	67
Illinois Tool Works, Inc.	609	134
Illumina, Inc. (g)	308	62
Incyte Corp. (g)	373	30
Ingersoll Rand, Inc.	785	41
Insulet Corp. (g)	135	40
Intel Corp.	8,167	216
Intercontinental Exchange, Inc.	1,096	112
International Business Machines Corp.	1,764	249
International Flavors & Fragrances, Inc.	501	53
International Paper Co.	681	24
Interpublic Group of Cos., Inc.	768	26
Intuit, Inc.	521	203
Intuitive Surgical, Inc. (g)	703	187
Invesco Ltd.	673	12
Invitation Homes, Inc. REIT	1,203	36
IQVIA Holdings, Inc. (g)	365	75
Iron Mountain, Inc. REIT	575	29
Jack Henry & Associates, Inc.	143	25
Jacobs Solutions, Inc.	251	30
Jazz Pharmaceuticals PLC (g)	124	20
JB Hunt Transport Services, Inc.	168	29
JM Smucker Co.	212	34
Johnson & Johnson	5,174	914
Johnson Controls International PLC	1,357	87
JPMorgan Chase & Co.	5,732	769
Juniper Networks, Inc.	635	20
Kellogg Co.	510	36
Keurig Dr Pepper, Inc.	1,538	55
KeyCorp	1,837	32
Keysight Technologies, Inc. (g)	352	60
Kimberly-Clark Corp.	673	91
Kimco Realty Corp. REIT	1,224	26
Kinder Morgan, Inc.	4,013	73
KKR & Co., Inc.	1,102	51
KLA Corp.	278	105
Knight-Swift Transportation Holdings, Inc.	308	16
Kraft Heinz Co.	1,468	60
Kroger Co.	1,339	60
L3Harris Technologies, Inc.	378	79
Laboratory Corp. of America Holdings	178	42
Lam Research Corp.	271	114

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2022 (unaudited)(cont’d)

Lamb Weston Holdings, Inc.	283	25
Las Vegas Sands Corp. (g)	677	33
Lear Corp.	116	14
Leidos Holdings, Inc.	255	27
Lennar Corp., Class A	507	46
Lennox International, Inc.	63	15
Liberty Broadband Corp., Class C (g)	248	19
Liberty Global PLC, Class A (g)	325	6
Liberty Global PLC Series C (g)	559	11
Liberty Media Corp-Liberty SiriusXM, Class A (g)	145	6
Liberty Media Corp-Liberty SiriusXM, Class C (g)	324	13
Liberty Media Corp.-Liberty Formula One, Class C (g)	386	23
Lincoln National Corp.	316	10
Linde PLC	981	320
Live Nation Entertainment, Inc. (g)	338	24
LKQ Corp.	514	27
Lockheed Martin Corp.	464	226
Loews Corp.	395	23
Lowe's Cos., Inc.	1,235	246
LPL Financial Holdings, Inc.	156	34
Lucid Group, Inc. (g)	799	5
Lululemon Athletica, Inc. (g)	234	75
Lumen Technologies, Inc.	1,858	10
LyondellBasell Industries NV, Class A	512	43
M&T Bank Corp.	346	50
Marathon Oil Corp.	9,473	256
Marathon Petroleum Corp.	966	112
Markel Corp. (g)	26	34
MarketAxess Holdings, Inc.	75	21
Marriott International, Inc., Class A	546	81
Marsh & McLennan Cos., Inc.	971	161
Martin Marietta Materials, Inc.	124	42
Marvell Technology, Inc.	1,714	63
Masco Corp.	450	21
Masimo Corp.	94	14
Mastercard, Inc., Class A	1,694	589
Match Group, Inc. (g)	554	23
McCormick & Co., Inc.	496	41
McDonald's Corp.	1,448	382
McKesson Corp.	281	105
Medical Properties Trust, Inc. REIT	1,179	13
Medtronic PLC	2,636	205
MercadoLibre, Inc. (g)	89	75
Merck & Co., Inc.	4,972	552
Meta Platforms, Inc., Class A (g)	4,433	533
MetLife, Inc.	1,324	96
Mettler-Toledo International, Inc. (g)	44	64
MGM Resorts International	616	21
Microchip Technology, Inc.	1,088	76
Micron Technology, Inc.	2,218	111
Microsoft Corp.	13,893	3,332
Mid-America Apartment Communities, Inc. REIT	229	36
Moderna, Inc. (g)	620	111
Mohawk Industries, Inc. (g)	102	10
Molina Healthcare, Inc. (g)	115	38
Molson Coors Beverage Co., Class B	381	20
Mondelez International, Inc., Class A	2,695	180
MongoDB, Inc. (g)	129	25
Monolithic Power Systems, Inc.	87	31
Monster Beverage Corp. (g)	775	79
Moody's Corp.	326	91

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2022 (unaudited)(cont’d)

Mosaic Co.	673	30
Motorola Solutions, Inc.	329	85
MSCI, Inc.	159	74
Nasdaq, Inc.	682	42
NetApp, Inc.	431	26
Netflix, Inc. (g)	877	259
Neurocrine Biosciences, Inc. (g)	186	22
Newell Brands, Inc.	786	10
Newmont Corp.	1,494	71
News Corp., Class A	761	14
NextEra Energy, Inc.	3,867	323
NIKE, Inc., Class B	2,509	294
NiSource, Inc.	801	22
Nordson Corp.	102	24
Norfolk Southern Corp.	469	116
Northern Trust Corp.	389	34
Northrop Grumman Corp.	290	158
Novocure Ltd. (g)	182	13
NRG Energy, Inc.	465	15
Nucor Corp.	505	67
NVIDIA Corp.	4,960	725
NVR, Inc. (g)	6	28
NXP Semiconductors NV	518	82
O'Reilly Automotive, Inc. (g)	123	104
Occidental Petroleum Corp.	1,836	116
Okta, Inc. (g)	291	20
Old Dominion Freight Line, Inc.	192	54
Omnicom Group, Inc.	404	33
ON Semiconductor Corp. (g)	852	53
ONEOK, Inc.	883	58
Oracle Corp.	3,135	256
Otis Worldwide Corp.	828	65
Ovintiv, Inc.	504	26
Owens Corning	192	16
PACCAR, Inc.	684	68
Packaging Corp. of America	186	24
Palantir Technologies, Inc., Class A (g)	3,275	21
Palo Alto Networks, Inc. (g)	594	83
Paramount Global, Class B	1,207	20
Parker Hannifin Corp.	251	73
Paychex, Inc.	644	74
Paycom Software, Inc. (g)	100	31
Paylocity Holding Corp. (g)	81	16
PayPal Holdings, Inc. (g)	2,156	154
PDC Energy, Inc.	989	63
Pentair PLC	326	15
PepsiCo, Inc.	2,723	492
PerkinElmer, Inc.	249	35
Pfizer, Inc.	11,128	570
PG&E Corp. (g)	2,922	48
Philip Morris International, Inc.	3,052	309
Phillips 66	935	97
Pinterest, Inc., Class A (g)	1,140	28
Pioneer Natural Resources Co.	3,039	694
Plug Power, Inc. (g)	1,021	13
PNC Financial Services Group, Inc.	798	126
Pool Corp.	79	24
PPG Industries, Inc.	469	59
PPL Corp.	1,447	42
Principal Financial Group, Inc.	488	41
Procter & Gamble Co.	4,719	715

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2022 (unaudited)(cont’d)

Progressive Corp.	1,144	148
ProLogis, Inc. REIT	1,809	204
Prudential Financial, Inc.	727	72
PTC, Inc. (g)	219	26
Public Service Enterprise Group, Inc.	986	60
Public Storage REIT	310	87
Pulte Group, Inc.	460	21
Qorvo, Inc. (g)	206	19
QUALCOMM, Inc.	2,222	244
Quanta Services, Inc.	278	40
Quest Diagnostics, Inc.	231	36
Raymond James Financial, Inc.	380	41
Raytheon Technologies Corp.	2,891	292
Realty Income Corp. REIT	1,221	77
Regency Centers Corp. REIT	305	19
Regeneron Pharmaceuticals, Inc. (g)	208	150
Regions Financial Corp.	1,829	39
Repligen Corp. (g)	103	17
Republic Services, Inc.	436	56
ResMed, Inc.	289	60
Rivian Automotive, Inc., Class A (g)	641	12
Robert Half International, Inc.	219	16
ROBLOX Corp., Class A (g)	685	19
Rockwell Automation, Inc.	225	58
Roku, Inc. (g)	246	10
Rollins, Inc.	435	16
Roper Technologies, Inc.	209	90
Ross Stores, Inc.	690	80
Royal Caribbean Cruises Ltd. (g)	456	23
Royalty Pharma PLC, Class A	687	27
RPM International, Inc.	255	25
S&P Global, Inc.	675	226
Salesforce, Inc. (g)	1,966	261
SBA Communications Corp. REIT	211	59
Schlumberger NV	2,713	145
Seagate Technology Holdings PLC	393	21
Seagen, Inc. (g)	268	34
Sealed Air Corp.	289	14
SEI Investments Co.	228	13
Sempra Energy	624	96
Sensata Technologies Holding PLC	307	12
ServiceNow, Inc. (g)	396	154
Sherwin-Williams Co.	487	116
Signature Bank	123	14
Simon Property Group, Inc. REIT	645	76
Sirius XM Holdings, Inc.	1,543	9
Skyworks Solutions, Inc.	321	29
Snap, Inc., Class A (g)	2,174	19
Snap-On, Inc.	105	24
Snowflake, Inc., Class A (g)	429	62
SolarEdge Technologies, Inc. (g)	108	31
Southern Co.	2,124	152
Southwest Airlines Co.	292	10
Splunk, Inc. (g)	315	27
SS&C Technologies Holdings, Inc.	448	23
Stanley Black & Decker, Inc.	292	22
Starbucks Corp.	2,272	225
State Street Corp.	721	56
Steel Dynamics, Inc.	351	34
Steris PLC	196	36
Stryker Corp.	673	165

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2022 (unaudited)(cont’d)

Sun Communities, Inc. REIT	245	35
SVB Financial Group (g)	115	26
Synchrony Financial	944	31
Synopsys, Inc. (g)	300	96
Sysco Corp.	995	76
T Rowe Price Group, Inc.	446	49
T-Mobile US, Inc. (g)	1,245	174
Take-Two Interactive Software, Inc. (g)	328	34
Targa Resources Corp.	423	31
Target Corp.	917	137
TE Connectivity Ltd.	634	73
Teledyne Technologies, Inc. (g)	92	37
Teleflex, Inc.	93	23
Teradyne, Inc.	308	27
Tesla, Inc. (g)	5,544	683
Texas Instruments, Inc.	1,807	299
Texas Pacific Land Corp.	12	28
Textron, Inc.	415	29
Thermo Fisher Scientific, Inc.	778	428
TJX Cos., Inc.	2,291	182
Toast, Inc., Class A (g)	482	9
Tractor Supply Co.	221	50
Trade Desk, Inc., Class A (g)	834	37
Tradeweb Markets, Inc., Class A	213	14
Trane Technologies PLC	458	77
TransDigm Group, Inc.	101	64
TransUnion	384	22
Travelers Cos., Inc.	462	87
Trimble, Inc. (g)	492	25
Truist Financial Corp.	2,597	112
Twilio, Inc., Class A (g)	336	16
Tyler Technologies, Inc. (g)	82	26
Tyson Foods, Inc., Class A	564	35
U-Haul Holding Co.	167	9
Uber Technologies, Inc. (g)	2,951	73
UDR, Inc. REIT	647	25
UGI Corp.	417	15
Ulta Beauty, Inc.	101	47
Union Pacific Corp.	1,243	257
United Parcel Service, Inc., Class B	1,476	257
United Rentals, Inc. (g)	138	49
UnitedHealth Group, Inc.	1,850	981
Unity Software, Inc. (g)	491	14
Universal Health Services, Inc., Class B	129	18
US Bancorp	2,780	121
Vail Resorts, Inc.	80	19
Valero Energy Corp.	766	97
Veeva Systems, Inc., Class A (g)	280	45
Ventas, Inc. REIT	785	35
VeriSign, Inc.	189	39
Verisk Analytics, Inc.	311	55
Verizon Communications, Inc.	8,309	327
Vertex Pharmaceuticals, Inc. (g)	504	146
VF Corp.	671	19
Viatris, Inc.	2,402	27
VICI Properties, Inc. REIT	1,901	62
Visa, Inc., Class A	3,217	668
Vistra Corp.	738	17
VMware, Inc., Class A	418	51
Vulcan Materials Co.	261	46
Walgreens Boots Alliance, Inc.	1,436	54

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2022 (unaudited)(cont’d)

Walmart, Inc.	2,947	418
Walt Disney Co. (g)	3,563	310
Warner Bros Discovery, Inc. (g)	4,623	44
Waste Connections, Inc.	508	67
Waste Management, Inc.	816	128
Waters Corp. (g)	117	40
Webster Financial Corp.	344	16
WEC Energy Group, Inc.	622	58
Wells Fargo & Co.	7,575	313
Welltower, Inc. REIT	919	60
West Pharmaceutical Services, Inc.	146	34
Western Digital Corp. (g)	608	19
Western Union Co.	757	10
Westinghouse Air Brake Technologies Corp.	341	34
Westlake Chemical Corp.	76	8
WestRock Co.	503	18
Weyerhaeuser Co. REIT	1,454	45
Whirlpool Corp.	109	15
Williams Cos., Inc.	2,403	79
Willis Towers Watson PLC	215	53
Wolfspeed, Inc. (g)	242	17
Workday, Inc., Class A (g)	390	65
WP Carey, Inc. REIT	384	30
WR Berkley Corp.	412	30
WW Grainger, Inc.	90	50
Wynn Resorts Ltd. (g)	213	18
Xcel Energy, Inc.	1,078	76
Xylem, Inc.	355	39
Yum! Brands, Inc.	563	72
Zebra Technologies Corp., Class A (g)	101	26
Zillow Group, Inc., Class C (g)	318	10
Zimmer Biomet Holdings, Inc.	415	53
Zoetis, Inc.	931	136
Zoom Video Communications, Inc., Class A (g)	446	30
ZoomInfo Technologies, Inc., Class A (g)	501	15
Zscaler, Inc. (g)	166	19
		70,007
Total Common Stocks (Cost $97,471)		141,569

Short-Term Investments (15.7%)
Investment Company (15.2%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (j) (Cost $67,266)	67,265,531	67,266

	Face Amount (000)
U.S. Treasury Security (0.5%)
U.S. Treasury Bill,
3.84%, 3/16/23 (k) (Cost $2,273)	$2,291	2,272
Total Short-Term Investments (Cost $69,539)		69,538
Total Investments (100.6%) (Cost $436,238) (l)(m)(n)(o)		444,544
Liabilities in Excess of Other Assets (-0.6%)		(2,706)
Net Assets (100.0%)		$441,838

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2022 (unaudited)(cont’d)

(a)	Security is subject to delayed delivery.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	Floating or variable rate securities: The rates disclosed are as of December 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Consolidated Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Consolidated Portfolio of Investments.
(d)	Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of December 31, 2022.
(e)	Amount is less than 0.05%.
(f)	Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of December 31, 2022. Maturity date disclosed is the ultimate maturity date.
(g)	Non-income producing security.
(h)	Security trades on the Hong Kong exchange.
(i)

At December 31, 2022, the Fund held a fair valued security valued at $0, representing 0.0% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Trust's (as defined herein) Trustees.

(j)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended December 31, 2022, advisory fees paid were reduced by approximately $29,000 relating to the Fund's investment in the Liquidity Funds.
(k)	Rate shown is the yield to maturity at December 31, 2022.
(l)	Securities are available for collateral in connection with securities purchased on a forward commitment basis, foreign currency forward exchange contracts, futures contracts and swap agreements.
(m)	The approximate fair value and percentage of net assets, $ 62,753,000 and 14.2%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Consolidated Portfolio of Investments.
(n)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended December 31, 2022, the Fund did not engage in any cross-trade transactions.
(o)	At December 31, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $63,315,000 and the aggregate gross unrealized depreciation is approximately $46,060,000, resulting in net unrealized appreciation of approximately $17,255,000.

@	Value is less than $500.
ADR	American Depositary Receipt.
CDI	CHESS Depositary Interest.
CVA	Certificaten Van Aandelen.
EURIBOR	Euro Interbank Offered Rate.
LIBOR	London Interbank Offered Rate.
LSE	London Stock Exchange.
MTN	Medium Term Note.
NYSE	New York Stock Exchange.
OAT	Obligations Assimilables du Trésor (French Treasury Obligation).
REIT	Real Estate Investment Trust.
SOFR	Secured Overnight Financing Rate.
SONIA	Sterling Overnight Index Average
TBA	To Be Announced.
USD	United States Dollar.

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2022 (unaudited)(cont’d)

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at December 31, 2022:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Bank of America NA	CNH	10,096		$1,460	3/16/23	$(7)
Bank of America NA	EUR	278		$290	2/9/23	(7)
Bank of America NA	PLN	252		$57	3/16/23	(1)
Bank of America NA		$836	CHF	832	2/9/23	67
Bank of America NA		$146	ILS	496	3/16/23	(5)
Barclays Bank PLC	AUD	1,784		$1,213	3/16/23	(5)
Barclays Bank PLC	AUD	5,237		$3,353	2/9/23	(218)
Barclays Bank PLC	EUR	2,043		$2,190	3/16/23	(8)
Barclays Bank PLC	HKD	1,057		$136	3/16/23	—@
Barclays Bank PLC	JPY	116,294		$882	3/16/23	(13)
Barclays Bank PLC		$944	EUR	881	3/16/23	4
Barclays Bank PLC		$365	EUR	340	3/16/23	1
Barclays Bank PLC		$2,323	JPY	310,108	3/16/23	63
BNP Paribas SA	CNH	3,811		$551	3/16/23	(2)
BNP Paribas SA	HKD	323		$42	3/16/23	—@
BNP Paribas SA	SEK	12,540		$1,208	3/16/23	1
BNP Paribas SA		$235	CAD	318	3/16/23	(—@ )
BNP Paribas SA		$133	CHF	122	3/16/23	(—@ )
BNP Paribas SA		$49	COP	242,881	3/16/23	(—@ )
BNP Paribas SA		$185	EUR	173	3/16/23	1
BNP Paribas SA		$938	EUR	879	3/16/23	8
BNP Paribas SA		$427	INR	35,333	3/16/23	(1)
BNP Paribas SA		$1,761	JPY	235,115	3/16/23	47
BNP Paribas SA		$2,515	MXN	50,138	3/16/23	25
BNP Paribas SA		$177	SEK	1,796	3/16/23	(4)
Citibank NA		$10	CZK	229	3/16/23	—@
Citibank NA		$68	ILS	228	3/16/23	(2)
Citibank NA		$559	THB	20,723	2/9/23	41
Goldman Sachs International	BRL	12,685		$2,349	3/16/23	(22)
Goldman Sachs International	BRL	74,317		$13,794	3/16/23	(95)
Goldman Sachs International	BRL	4,533		$852	3/16/23	5
Goldman Sachs International	DKK	62		$9	3/16/23	(—@ )
Goldman Sachs International	HKD	40		$5	3/16/23	—@
Goldman Sachs International	JPY	159,148		$1,200	3/16/23	(24)
Goldman Sachs International	NOK	583		$60	3/16/23	—@
Goldman Sachs International	NZD	1	$	—@	3/16/23	—@
Goldman Sachs International	SGD	83		$62	3/16/23	(—@ )
Goldman Sachs International		$682	AUD	1,003	3/16/23	3
Goldman Sachs International		$697	AUD	1,008	3/16/23	(8)
Goldman Sachs International		$6,016	BRL	31,935	3/16/23	(48)
Goldman Sachs International		$889	CHF	814	3/16/23	(1)
Goldman Sachs International		$84	CLP	74,031	3/16/23	2
Goldman Sachs International		$12	CZK	278	3/16/23	—@
Goldman Sachs International		$1,771	KRW	2,515,849	2/9/23	221
Goldman Sachs International		$1,111	MXN	22,158	3/16/23	11
Goldman Sachs International		$315	NZD	496	3/16/23	(—@ )
Goldman Sachs International		$103	PEN	411	2/9/23	5
Goldman Sachs International		$125	RON	632	2/9/23	11
Goldman Sachs International		$2,005	SEK	20,347	3/16/23	(48)
Goldman Sachs International		$1,382	TWD	41,635	3/16/23	(18)
HSBC Bank PLC		$681	EUR	685	2/9/23	55
JPMorgan Chase Bank NA	CAD	127		$95	2/9/23	1
JPMorgan Chase Bank NA	CNH	106,030		$15,331	3/16/23	(75)

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2022 (unaudited)(cont’d)

JPMorgan Chase Bank NA	DKK	508		$67	2/9/23	(6)
JPMorgan Chase Bank NA	EUR	720		$754	2/9/23	(19)
JPMorgan Chase Bank NA	MXN	1,867		$94	2/9/23	(1)
JPMorgan Chase Bank NA	NOK	449		$46	3/16/23	—@
JPMorgan Chase Bank NA	NZD	6,017		$3,910	3/16/23	87
JPMorgan Chase Bank NA	SGD	131		$98	3/16/23	(—@ )
JPMorgan Chase Bank NA		$16	AUD	24	2/9/23	—@
JPMorgan Chase Bank NA		$1,514	CAD	2,048	3/16/23	(1)
JPMorgan Chase Bank NA		$693	CHF	635	3/16/23	(1)
JPMorgan Chase Bank NA		$2,706	CNH	19,352	2/9/23	98
JPMorgan Chase Bank NA		$1,143	GBP	920	3/16/23	(29)
JPMorgan Chase Bank NA		$3,469	JPY	505,728	2/9/23	403
JPMorgan Chase Bank NA		$2,647	JPY	353,327	3/16/23	71
JPMorgan Chase Bank NA		$599	MXN	11,948	3/16/23	6
JPMorgan Chase Bank NA		$90	NOK	943	2/9/23	6
JPMorgan Chase Bank NA		$310	SEK	3,415	2/9/23	18
JPMorgan Chase Bank NA		$13	SEK	137	3/16/23	(—@ )
UBS AG	AUD	618		$417	2/9/23	(5)
UBS AG	CAD	934		$687	2/9/23	(3)
UBS AG	CAD	163		$121	3/16/23	(—@ )
UBS AG	CHF	1,111		$1,209	3/16/23	(1)
UBS AG	CNY	183,125		$26,549	3/16/23	58
UBS AG	DKK	370		$53	3/16/23	(—@ )
UBS AG	EUR	1,533		$1,636	3/16/23	(13)
UBS AG	GBP	1,534		$1,738	2/9/23	(117)
UBS AG	JPY	185,397		$1,421	3/16/23	(5)
UBS AG	JPY	14,209		$104	2/9/23	(5)
UBS AG	KRW	1,452,084		$1,105	3/16/23	(45)
UBS AG	NZD	6,017		$3,910	3/16/23	87
UBS AG	THB	6,031		$177	3/16/23	1
UBS AG	TRY	458		$23	3/16/23	—@
UBS AG		$1,601	AUD	2,318	3/16/23	(18)
UBS AG		$7	CAD	9	3/16/23	(—@ )
UBS AG		$991	CHF	908	3/16/23	(1)
UBS AG		$14,796	EUR	13,811	3/16/23	60
UBS AG		$899	EUR	844	2/9/23	7
UBS AG		$885	GBP	750	2/9/23	22
UBS AG		$1,310	GBP	1,054	3/16/23	(33)
UBS AG		$249	GBP	202	2/9/23	(4)
UBS AG		$12	HUF	4,751	3/16/23	—@
UBS AG		$70	HUF	29,662	2/9/23	8
UBS AG		$100	IDR	1,589,201	2/9/23	2
UBS AG		$548	IDR	8,561,187	3/16/23	1
UBS AG		$1,125	JPY	150,207	3/16/23	30
UBS AG		$2,385	KRW	3,079,701	3/16/23	55
UBS AG		$1,089	MXN	21,716	3/16/23	11
UBS AG		$24	MXN	481	2/9/23	—@
UBS AG		$121	MXN	2,373	3/16/23	(1)
UBS AG		$126	NZD	216	2/9/23	11
UBS AG		$4,863	NZD	7,669	3/16/23	10
UBS AG		$89	PLN	433	2/9/23	9
UBS AG		$614	SEK	6,233	3/16/23	(15)
UBS AG		$403	SGD	569	2/9/23	22
UBS AG	ZAR	1,082		$62	3/16/23	(1)
						$719

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2022 (unaudited)(cont’d)

Futures Contracts:

The Fund had the following futures contracts open at December 31, 2022:

	Number of Contracts	Expiration Date	Notional Amount (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
Euro Stoxx 50 Index (Germany)	276	Mar-23	EUR	3	$11,182	$(468)
Hang Seng Index (Hong Kong)	89	Jan-23	HKD	4	3,854	(38)
ICE Brent Crude Oil Index (United Kingdom)	41	Oct-23		$41	3,348	23
KFE 10 yr Treasury Bond Index (Korea, Republic of)	24	Mar-23	KRW	2,400,000	2,087	(65)
Long Gilt Index (United Kingdom)	7	Mar-23	GBP	700	845	(47)
SFE 10 Yr. Australian Bond Index (Australia)	81	Mar-23	AUD	8,100	6,380	(356)
SGX MSCI Singapore Index Index (Singapore)	2	Jan-23	SGD	—@	43	(—@ )
TSE TOPIX Index (Japan)	26	Mar-23	JPY	260	3,747	(96)
U.S. Treasury 10 yr. Note (United States)	3	Mar-23		$300	337	(7)
U.S. Treasury 10 yr. Ultra Note (United States)	66	Mar-23		6,600	7,807	(11)
U.S. Treasury Long Bond (United States)	17	Mar-23		1,700	2,131	(14)
U.S. Treasury Ultra Bond (United States)	2	Mar-23		200	269	(1)

Short:
CME Bitcoin Index (United States)	6	Jan-23		(—@ )	(496)	2
German Euro-BTP Index (Germany)	96	Mar-23	EUR	(9,600)	(11,193)	902
German Euro-Bund Index (Germany)	11	Mar-23		(1,100)	(1,565)	109
German Short Euro-BTP Index (Germany)	22	Mar-23		(2,200)	(2,475)	41
MSCI Emerging Market Index (United States)	8	Mar-23	$	(—@ )	(384)	4
Nikkei 255 Index (Japan)	4	Mar-23	JPY	(2)	(392)	22
S&P 500 E Mini Index (United States)	114	Mar-23		$(6)	(22,008)	779
U.S. Treasury 10 yr. Note (United States)	38	Mar-23		(3,800)	(4,267)	7
U.S. Treasury 10 yr. Ultra Note (United States)	23	Mar-23		(2,300)	(2,721)	5
U.S. Treasury 2 yr. Note (United States)	59	Mar-23		(11,800)	(12,100)	(12)
U.S. Treasury 5 yr. Note (United States)	143	Mar-23		(14,300)	(15,434)	173
						$952

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2022 (unaudited)(cont’d)

Interest Rate Swap Agreements:

The Fund had the following interest rate swap agreements open at December 31, 2022:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Payment Frequency Paid/ Received	Maturity Date	Notional Amount (000)		Value (000)	Upfront Payment Paid (Received) (000)	Unrealized Appreciation (Depreciation) (000)
Morgan Stanley & Co. LLC*	BRL-CDI	Pay	13.54%	Semi-Annual/ Quarterly	1/2/25	BRL	22,217	$67	$—	$67
Morgan Stanley & Co. LLC*	BRL-CDI	Pay	13.56	Semi-Annual/ Quarterly	1/2/25		22,217	70	—	70
Morgan Stanley & Co. LLC*	US CPI All Urban Consumers Index	Receive	2.47	Semi-Annual/ Quarterly	10/6/32		$721	5	—	5
Morgan Stanley & Co. LLC*	US CPI All Urban Consumers Index	Receive	2.71	Semi-Annual/ Quarterly	10/31/32		1,798	(23)	—	(23)
Morgan Stanley & Co. LLC*	US CPI All Urban Consumers Index	Receive	2.72	Semi-Annual/ Quarterly	10/31/32		1,799	(24)	—	(24)
Morgan Stanley & Co. LLC*	US CPI All Urban Consumers Index	Receive	2.78	Semi-Annual/ Quarterly	10/26/32		1,679	(33)	—	(33)
Morgan Stanley & Co. LLC*	US CPI All Urban Consumers Index	Receive	2.78	Semi-Annual/ Quarterly	10/26/32		1,679	(32)	—	(32)
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	6.66	Quarterly/ Quarterly	7/1/26	MXN	32,653	(119)	—	(119)
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	6.68	Quarterly/ Quarterly	6/29/26		32,653	(118)	—	(118)
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	6.68	Quarterly/ Quarterly	6/29/26		32,653	(116)	(1)	(117)
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	7.36	Quarterly/ Quarterly	12/22/26		57,377	(153)	—	(153)
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	7.38	Quarterly/ Quarterly	12/22/26		57,378	(151)	—	(151)
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	9.80	Quarterly/ Quarterly	11/15/24		228,858	(40)	—	(40)
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	9.81	Quarterly/ Quarterly	11/15/24		336,223	(56)	—	(56)
								$(723)	$(1)	$(724)

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2022 (unaudited)(cont’d)

Total Return Swap Agreements:

The Fund had the following total return swap agreements open at December 31, 2022:

Swap Counterparty	Index	Pay/Receive Total Return of Referenced Index	Floating Rate	Payment Frequency	Maturity Date	Notional Amount (000)		Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
BNP Paribas SA	BNP Custom U.S. Banks Index	Receive	SOFR + 0.40%	Quarterly	12/22/23		$2,790	$76	$—	$76
BNP Paribas SA	BNP European Growth Custom Index††	Pay	ESTR + 0.04%	Quarterly	9/28/23	EUR	11,354	64	—	64
BNP Paribas SA	BNP European Value Custom Index††	Receive	ESTR + 0.42%	Quarterly	9/28/23		11,612	(128)	—	(128)
BNP Paribas SA	MSCI Canada Banks Index	Pay	CORRA + 0.27%	Quarterly	9/8/23	CAD	2,206	(22)	—	(22)
BNP Paribas SA	MSCI Canada Banks Index	Pay	CORRA + 0.27%	Quarterly	9/8/23		2,175	54	—	54
BNP Paribas SA	MSCI Japan Net Total Return Index	Receive	SOFR + 0.35%	Quarterly	2/10/23		$14,780	775	—	775
BNP Paribas SA	MSCI USA Index	Receive	SOFR + 0.35%	Quarterly	7/14/23		49,530	3,234	—	3,234
BNP Paribas SA	MSCI USA Industrials Index	Receive	SOFR + 0.33%	Quarterly	12/13/23		2,045	(31)	—	(31)
BNP Paribas SA	MSCI USA Information Technology Index	Pay	SOFR + 0.33%	Quarterly	12/13/23		2,045	120	—	120
Goldman Sachs International	MSCI Emerging Markets Net Total Return Index	Receive	SOFR + 0.24%	Quarterly	1/26/23		26,960	3,572	—	3,572
Goldman Sachs International	MSCI USA Index	Receive	SOFR + 0.30%	Quarterly	9/22/23		37,352	98	—	98
JPMorgan Chase Bank NA	JPM SPX 1500 Growth Custom Index††	Pay	SOFR + 0.35%	Quarterly	12/11/23		3,400	88	—	88
JPMorgan Chase Bank NA	JPM SPX 1500 Growth Custom Index††	Pay	SOFR + 0.35%	Quarterly	12/11/23		6,897	229	—	229
JPMorgan Chase Bank NA	JPM SPX 1500 Growth Custom Index††	Pay	SOFR + 0.35%	Quarterly	12/11/23		6,700	183	—	183
JPMorgan Chase Bank NA	JPM SPX 1500 Value Custom Index††	Receive	SOFR + 0.35%	Quarterly	12/11/23		3,408	(69)	—	(69)
JPMorgan Chase Bank NA	JPM SPX 1500 Value Custom Index††	Receive	SOFR + 0.35%	Quarterly	12/11/23		6,903	(186)	—	(186)
JPMorgan Chase Bank NA	JPM SPX 1500 Value Custom Index††	Receive	SOFR + 0.35%	Quarterly	12/11/23		6,747	(154)	—	(154)
JPMorgan Chase Bank NA	JPM SPX 500 Growth Custom Index††	Pay	SOFR + 0.35%	Quarterly	12/11/23		8,527	216	—	216
JPMorgan Chase Bank NA	JPM SPX 500 Value Custom Index††	Receive	SOFR + 0.35%	Quarterly	12/11/23		8,514	(117)	—	(117)
								$8,002	$—	$8,002

†† See tables below for details of the equity basket holdings underlying the swaps.

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2022 (unaudited)(cont’d)

The following table represents the equity basket holdings underlying the total return swap with BNP European Growth Custom Index as of December 31, 2022:

Security Description	Shares	Value (000)	Index Weight
BNP European Growth Custom Index
ADP	180	$24	2.16%
Adyen NV	17	24	2.11
Air Liquide SA	176	25	2.23
Akzo Nobel NV	369	25	2.21
Argenx SE	65	24	2.16
Asml Holding NV	42	23	2.01
Beiersdorf AG	226	26	2.32
Carl Zeiss Meditec AG	199	25	2.25
Cellnex Telecom SA	735	24	2.17
Corp ACCIONA Energias Renovables SA	661	26	2.29
Dassault Systemes SE	692	25	2.21
Davide Campari-Milano NV	2,413	24	2.19
Delivery Hero SE	597	29	2.56
Deutsche Boerse AG	140	24	2.15
Edp Renovaveis SA	1,122	25	2.21
Elia Group SA	174	25	2.21
Eurazeo SE	400	25	2.22
Ferrari NV	115	25	2.20
Ferrovial SA	938	25	2.19
Finecobank SpA	1,556	26	2.31
Groupe Bruxelles Lambert NV	313	25	2.23
Hannover Rueck SE	128	25	2.28
Hermes International	16	24	2.17
Kone Oyj - Class B	494	26	2.28
Koninklijke Dsm NV	197	24	2.16
L'Oreal	68	24	2.16
LVMH Moet Hennessy Louis Vuitton SE	33	24	2.17
MTU Aero Engines AG	117	25	2.27
Neste Oyj	524	24	2.15
Prosus NV	370	26	2.28
Rational AG	40	24	2.13
Remy Cointreau	150	25	2.26
Safran SA	205	26	2.30
Sampo Oyj -Class A	486	25	2.27
Sartorius AG	68	27	2.39
Sartorius Stedim Biotech	76	25	2.19
Scout24 SE	467	23	2.09
Sofina	110	24	2.17
Symrise AG	228	25	2.22
Terna Rete Elettrica Nazionale SpA	3,273	24	2.16
Universal Music Group NV	1,059	26	2.28
Vonovia SE	1,027	24	2.16
Warehouses De Pauw SCA	900	26	2.30
Wolters Kluwer	229	24	2.14
Zalando SE	768	27	2.43

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2022 (unaudited)(cont’d)

The following table represents the equity basket holdings underlying the total return swap with BNP European Value Custom Index as of December 31, 2022:

Security Description	Shares	Value (000)	Index Weight
BNP European Value Custom Index
Arcelormittal	964	$25	2.10%
Arkema	292	26	2.18
Banco Bilbao Vizcaya Argenta	4,519	27	2.26
Banco Santander SA	8,994	27	2.24
Bayer AG (Registered)	473	24	2.03
Bayerische Motoren Werke AG	298	27	2.20
Bayerische Motoren Werke (Preferred)	311	27	2.20
Bechtle AG	695	25	2.04
Bouygues SA	848	25	2.11
Brenntag SE	414	26	2.20
Carrefour SA	1,511	25	2.10
Commerzbank AG	3,165	30	2.48
Compagnie De Saint Gobain	537	26	2.18
Continental AG	438	26	2.18
Daimler Truck Holding AG	810	25	2.08
Deutsche Bank Ag (Registered)	2,477	28	2.33
Deutsche Lufthansa (Registered)	3,236	27	2.23
Deutsche Post AG (Registered)	653	25	2.04
Deutsche Telekom AG (Registered)	1,299	26	2.15
E.ON SE	2,719	27	2.25
Eiffage	260	26	2.12
Enel SpA	4,789	26	2.14
Engie	1,740	25	2.07
Eni SpA	1,847	26	2.18
Fresenius Medical Care AG	822	27	2.23
Fresenius Se & Co KGaA	934	26	2.18
Heidelbergcement AG	481	27	2.28
Heineken Holding NV	340	26	2.18
Jde Peet'S NV	899	26	2.16
Klepierre	1,116	26	2.13
Koninklijke Ahold Delhaize NV	875	25	2.09
Koninklijke Philips NV	1,845	28	2.29
Leg Immobilien SE	395	26	2.13
Michelin	938	26	2.16
Nexi SpA	3,222	25	2.11
Nn Group NV	608	25	2.06
Nokia Oyj	5,325	25	2.05
Orange	2,694	27	2.22
Randstad NV	446	27	2.26
Seb SA	312	26	2.17
Societe Generale SA	1,108	28	2.31
Stellantis NV	1,806	26	2.13
Telefonica SA	7,220	26	2.17
Unicredit SpA	1,985	28	2.34
Veolia Environnement	996	26	2.12
Voestalpine AG	971	26	2.14

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2022 (unaudited)(cont’d)

The following table represents the equity basket holdings underlying the total return swap with JPM SPX 1500 Growth Custom Index as of December 31, 2022:

Security Description	Shares	Value (000)	Index Weight
JPM SPX 1500 Growth Custom Index
Agilysys, Inc.	782	$62	0.63%
Alliant Energy Corp.	909	50	0.51
Aptargroup, Inc.	463	51	0.52
Arlo Technologies, Inc.	14,734	52	0.53
Arrowhead Pharmaceuticals, Inc.	1,521	62	0.63
Bio-Techne Corp.	613	51	0.52
Boeing Co.	280	53	0.55
Capitol Federal Financial, Inc.	5,961	52	0.53
Cnx Resources Corp.	3,028	51	0.52
Coherus Biosciences, Inc.	7,422	59	0.60
Commerce Bancshares, Inc.	736	50	0.51
Community Bank System, Inc.	792	50	0.51
Core Laboratories NV	2,580	52	0.54
Cytokinetics, Inc.	1,332	61	0.63
Deckers Outdoor Corp.	132	53	0.54
Dril-Quip, Inc.	2,234	61	0.62
ELF Beauty, Inc.	902	50	0.51
Enerpac Tool Group Corp.	2,080	53	0.54
First Republic Bank	419	51	0.52
Hci Group, Inc.	1,347	53	0.55
Hess Corp.	365	52	0.53
Lamb Weston Holdings, Inc.	570	51	0.52
Manhattan Associates, Inc.	422	51	0.53
Marketaxess Holdings, Inc.	182	51	0.52
Mastercard, Inc. - Class A	144	50	0.51
MSA Safety, Inc.	363	52	0.54
Nike, Inc. - Class B	458	54	0.55
Nordson Corp.	212	50	0.52
Nov, Inc.	2,388	50	0.51
O'Reilly Automotive, Inc.	60	50	0.52
Penumbra, Inc.	226	50	0.52
Progyny, Inc.	1,606	50	0.51
Public Service Enterprise Group, Inc.	824	50	0.52
Quinstreet, Inc.	3,603	52	0.53
Rexford Industrial Realty, Inc.	918	50	0.51
Ross Stores, Inc.	428	50	0.51
Royal Gold, Inc.	445	50	0.51
Sabre Corp.	8,484	52	0.54
Servicenow, Inc.	128	50	0.51
St Joe Co.	1,397	54	0.55
Targa Resources Corp.	715	53	0.54
Techtarget	1,162	51	0.52
Toro Co.	449	51	0.52
Tractor Supply Company	227	51	0.52
Transdigm Group, Inc.	81	51	0.52
Under Armour, Inc. - Class A	5,349	54	0.56
Unisys Corp.	11,787	60	0.62
Vericel Corp.	2,147	57	0.58
Vicor Corp.	960	52	0.53
Welltower, Inc.	765	50	0.51

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2022 (unaudited)(cont’d)

The following table represents the equity basket holdings underlying the total return swap with JPM SPX 1500 Value Custom Index as of December 31, 2022:

Security Description	Shares	Value (000)	Index Weight
JPM SPX 1500 Value Custom Index
ACI Worldwide, Inc.	2,400	$55	0.56%
Agco Corp.	369	51	0.52
American Equity Investment Life Insurance Company	1,210	55	0.56
American International Group	798	50	0.51
Avanos Medical, Inc.	1,909	52	0.53
Avista Corp.	1,195	53	0.54
Bank Of New York Mellon Corp.	1,138	52	0.53
Boston Properties, Inc.	758	51	0.52
Charles River Laboratories	235	51	0.52
Coca-Cola Consolidated, Inc.	103	53	0.54
Concentrix Corp.	423	56	0.57
Cousins Properties, Inc.	2,014	51	0.52
Dmc Global, Inc.	2,954	57	0.59
Ebix, Inc.	2,629	52	0.53
Envista Holdings Corp.	1,512	51	0.52
ESAB Corp.	1,071	50	0.51
Essent Group Ltd.	1,303	51	0.52
Genesco, Inc.	1,106	51	0.52
Genworth Financial, Inc. - Class A	9,832	52	0.53
Global Payments, Inc.	507	50	0.51
Highwoods Properties, Inc.	1,793	50	0.51
Innoviva, Inc.	3,807	50	0.51
Interdigital, Inc.	1,032	51	0.52
Iteos Therapeutics, Inc.	2,566	50	0.51
Kaman Corp.	2,429	54	0.55
KB Home	1,594	51	0.52
M/I Homes, Inc.	1,117	52	0.53
Millerknoll, Inc.	2,589	54	0.55
Mks Instruments, Inc.	618	52	0.53
NCR Corporation	2,168	51	0.52
OFG Bancorp	1,835	51	0.52
O-I Glass, Inc.	3,037	50	0.51
Organogenesis Holdings, Inc.	18,716	50	0.51
PG&E Corp.	3,153	51	0.52
Patrick Industries, Inc.	872	53	0.54
Pbf Energy, Inc. - Class A	1,491	61	0.62
Phibro Animal Health Corp. - Class A	3,957	53	0.54
Propetro Holding Corp.	4,970	52	0.53
Resideo Technologies, Inc.	3,198	53	0.54
Syneos Health, Inc.	1,453	53	0.54
Taylor Morrison Home Corp.	1,663	50	0.51
Tenet Healthcare Corp.	1,105	54	0.55
Thryv Holdings, Inc.	2,780	53	0.54
Timken Co.	713	50	0.51
Titan International, Inc.	3,426	52	0.53
Truist Financial Corp.	1,182	51	0.52
US Silica Holdings, Inc.	4,224	53	0.54
Viatris, Inc.	4,513	50	0.51
Wolverine World Wide, Inc.	4,834	53	0.54
Zimvie, Inc.	5,632	53	0.54

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2022 (unaudited)(cont’d)

The following table represents the equity basket holdings underlying the total return swap with JPM SPX 500 Growth Custom Index as of December 31, 2022:

Security Description	Shares	Value (000)	Index Weight
JPM SPX 500 Growth Custom Index
Ameren Corporation	16,762	$1,490	1.04%
American Tower Corp.	6,882	1,458	1.02
American Water Works Co., Inc.	9,446	1,440	1.00
Aon PLC - Class A	4,770	1,432	1.00
Baker Hughes Co.	52,107	1,539	1.07
Berkshire Hathaway, Inc. - Class B	4,750	1,467	1.02
Bio-Techne Corp.	17,990	1,491	1.04
Boeing Co.	8,200	1,562	1.09
Brown & Brown, Inc.	25,303	1,442	1.01
Cadence Design System, Inc.	9,042	1,453	1.01
Ceridian Hcm Holding, Inc.	23,201	1,488	1.04
Cintas Corp.	3,207	1,449	1.01
Coca-Cola Co.	22,865	1,454	1.01
Crown Castle, Inc.	10,483	1,422	0.99
Ecolab, Inc.	9,807	1,428	1.00
Edwards Lifesciences Corp.	20,029	1,494	1.04
Eli Lilly & Co.	3,904	1,428	1.00
Estee Lauder Companies - Class A	6,231	1,546	1.08
Gartner, Inc.	4,238	1,425	0.99
Hershey Co.	6,144	1,423	0.99
Hess Corp.	10,774	1,528	1.07
Illinois Tool Works	6,593	1,453	1.01
Intuitive Surgical, Inc.	5,427	1,440	1.00
Linde PLC	4,388	1,431	1.00
Live Nation Entertainment, Inc.	20,419	1,424	0.99
Marketaxess Holdings, Inc.	5,286	1,474	1.03
Mastercard, Inc. - Class A	4,188	1,456	1.02
Mettler-Toledo International	991	1,433	1.00
Monster Beverage Corp.	14,333	1,455	1.02
Nextera Energy, Inc.	17,058	1,426	0.99
Nike, Inc. - Class B	13,408	1,569	1.09
Old Dominion Freight Line	5,067	1,438	1.00
Paycom Software, Inc.	4,698	1,458	1.02
Progressive Corp.	11,136	1,444	1.01
Public Service Enterprise Group, Inc.	24,187	1,482	1.03
Rockwell Automation, Inc.	5,697	1,467	1.02
Schlumberger Ltd.	29,150	1,558	1.09
Servicenow, Inc.	3,731	1,449	1.01
Synopsys, Inc.	4,486	1,432	1.00
Targa Resources Corp.	21,150	1,555	1.08
Transdigm Group, Inc.	2,374	1,495	1.04
Tyler Technologies, Inc.	4,693	1,513	1.06
UDR, Inc.	36,798	1,425	0.99
Vulcan Materials Co.	8,122	1,422	0.99
Waters Corp.	4,281	1,467	1.02
Wec Energy Group, Inc.	15,368	1,441	1.01
Welltower, Inc.	22,372	1,467	1.02
West Pharmaceutical Services	6,183	1,455	1.02
Xylem, Inc.	13,080	1,446	1.01
Yum! Brands, Inc.	11,304	1,448	1.01

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2022 (unaudited)(cont’d)

The following table represents the equity basket holdings underlying the total return swap with JPM SPX 500 Value Custom Index as of December 31, 2022:

Security Description	Shares	Value (000)	Index Weight
JPM SPX 500 Value Custom Index
AES Corp.	3,383	$97	1.03%
American International Group	1,526	97	1.02
Archer-Daniels-Midland Co.	1,018	95	1.00
Boston Properties, Inc.	1,454	98	1.04
Capital One Financial Corp.	1,014	94	1.00
Cbre Group, Inc. - Class A	1,238	95	1.01
Celanese Corp.	929	95	1.00
Cigna Corp.	285	94	1.00
Citigroup, Inc.	2,117	96	1.01
Citizens Financial Group	2,395	94	1.00
Comcast Corp. - Class A	2,735	96	1.01
Comerica, Inc.	1,448	97	1.02
Conagra Brands, Inc.	2,474	96	1.01
Davita, Inc.	1,265	94	1.00
Dow, Inc.	1,870	94	1.00
Dr Horton, Inc.	1,098	98	1.04
Dxc Technology Co.	3,542	94	0.99
Evergy, Inc.	1,596	100	1.06
Fedex Corp.	549	95	1.01
Fifth Third Bancorp	2,866	94	0.99
Fox Corp - Class A	3,093	94	0.99
Generac Holdings, Inc.	1,043	105	1.11
Global Payments, Inc.	963	96	1.01
Hewlett Packard Enterprise	5,895	94	1.00
Keycorp	5,473	95	1.01
Kraft Heinz Co.	2,375	97	1.02
Laboratory Corp of America Holdings	405	95	1.01
Lennar Corp. - Class A	1,064	96	1.02
Lyondellbasell Industries - Class A	1,158	96	1.02
Marathon Petroleum Corp.	868	101	1.07
Medtronic PLC	1,232	96	1.01
Mohawk Industries, Inc.	987	101	1.07
Newell Brands, Inc.	7,377	96	1.02
Organon & Co.	3,634	101	1.07
PG&E Corp.	6,073	99	1.04
Pentair PLC	2,108	95	1.00
Pfizer, Inc.	1,880	96	1.02
Phillips 66	919	96	1.01
Pultegroup, Inc.	2,122	97	1.02
Quest Diagnostics, Inc.	635	99	1.05
Robert Half International, Inc.	1,276	94	1.00
Seagate Technology Holdings	1,803	95	1.00
Skyworks Solutions, Inc.	1,030	94	0.99
Tapestry, Inc.	2,571	98	1.04
Truist Financial Corp.	2,260	97	1.03
United Rentals, Inc.	268	95	1.01
Universal Health Services - Class B	739	104	1.10
Valero Energy Corp.	789	100	1.06
Viatris, Inc.	8,666	96	1.02
Zions Bancorp NA	2,011	99	1.05

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2022 (unaudited)(cont’d)

@	Value/Notional amount is less than $500.
*	Cleared swap agreement, the broker is Morgan Stanley & Co. LLC.
BTP	Buoni del Tesoro Poliennali.
CDI	Certificado de Depósito Interbancári.
CME	Chicago Mercantile Exchange.
CORRA	Canadian Overnight Repo Rate Average.
ESTR	Euro Short-Term Rate.
ICE	Intercontinental Exchange
MSCI	Morgan Stanley Capital International.
SGX	Singapore Exchange Ltd.
TIIE	Interbank Equilibrium Interest Rate.
TOPIX	Tokyo Price Index

AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CLP	—	Chilean Peso
CNH	—	Chinese Yuan Renminbi Offshore
CNY	—	Chinese Yuan Renminbi
COP	—	Colombian Peso
CZK	—	Czech Koruna
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
ILS	—	Israeli Shekel
INR	—	Indian Rupee
JPY	—	Japanese Yen
KRW	—	South Korean Won
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PEN	—	Peruvian Nuevo Sol
PLN	—	Polish Zloty
RON	—	Romanian New Leu
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
THB	—	Thai Baht
TRY	—	Turkish Lira
TWD	—	Taiwan Dollar
USD	—	United States Dollar
ZAR	—	South African Rand

Portfolio Composition

Classification	Percentage of Total Investments
Fixed Income Securities	52.5%
Common Stocks	31.9
Short-Term Investments	15.6
Total Investments	100.0	%**

**	Does not include open long/short futures contracts with a value of approximately $115,065,000 and net unrealized appreciation of approximately $952,000. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of approximately $719,000. Also does not include open swap agreements with net unrealized appreciation of approximately $7,278,000.

Morgan Stanley Institutional Fund Trust

High Yield Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2022 (unaudited)

	Face Amount (000)	Value (000)
Fixed Income Securities (96.7%)
Corporate Bonds (95.3%)
Basic Materials (6.6%)
ASP Unifrax Holdings, Inc.
5.25%, 9/30/28 (a)	$300	$242
Avient Corp.
7.13%, 8/1/30 (a)	300	294
Diamond BC BV
4.63%, 10/1/29 (a)	680	547
Eldorado Gold Corp.
6.25%, 9/1/29 (a)	500	438
First Quantum Minerals Ltd.
7.50%, 4/1/25 (a)	750	732
HB Fuller Co.
4.25%, 10/15/28	675	600
Herens Holdco Sarl
4.75%, 5/15/28 (a)	600	449
Hudbay Minerals, Inc.,
4.50%, 4/1/26 (a)	250	227
6.13%, 4/1/29 (a)	250	227
IAMGOLD Corp.
5.75%, 10/15/28 (a)	574	447
Innophos Holdings, Inc.
9.38%, 2/15/28 (a)	700	688
Iris Holding, Inc.
10.00%, 12/15/28 (a)	600	495
Kaiser Aluminum Corp.,
4.50%, 6/1/31 (a)	250	201
4.63%, 3/1/28 (a)	300	262
Minerals Technologies, Inc.
5.00%, 7/1/28 (a)	500	446
NOVA Chemicals Corp.
4.25%, 5/15/29 (a)	300	246
Novelis Corp.
4.75%, 1/30/30 (a)	500	444
Nufarm Australia Ltd./Nufarm Americas Inc.
5.00%, 1/27/30 (a)	500	434
Tacora Resources, Inc.
8.25%, 5/15/26 (a)	500	363
TMS International Corp.
6.25%, 4/15/29 (a)	1,150	825
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.
5.13%, 4/1/29 (a)	525	341
		8,948
Communications (9.2%)
Altice France SA
5.13%, 7/15/29 (a)	600	451
Arches Buyer, Inc.,
4.25%, 6/1/28 (a)	175	137
6.13%, 12/1/28 (a)	200	161
Audacy Capital Corp.
6.50%, 5/1/27 (a)	900	171
Block Communications, Inc.
4.88%, 3/1/28 (a)	943	824
C&W Senior Financing DAC
6.88%, 9/15/27 (a)	250	233

Morgan Stanley Institutional Fund Trust

High Yield Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2022 (unaudited)(cont’d)

Cable One, Inc.
4.00%, 11/15/30 (a)	250	197
Cars.com, Inc.
6.38%, 11/1/28 (a)	17	15
CCO Holdings LLC/CCO Holdings Capital Corp.
5.00%, 2/1/28 (a)	550	501
Ciena Corp.
4.00%, 1/31/30 (a)	225	198
Clear Channel Outdoor Holdings, Inc.
7.75%, 4/15/28 (a)	475	347
Clear Channel Worldwide Holdings, Inc.
5.13%, 8/15/27 (a)	250	217
CSC Holdings LLC
5.75%, 1/15/30 (a)	500	283
GCI LLC
4.75%, 10/15/28 (a)	300	253
Gray Escrow II, Inc.
5.38%, 11/15/31 (a)	500	361
iHeartCommunications, Inc.
5.25%, 8/15/27 (a)	500	424
Iliad Holding SASU
7.00%, 10/15/28 (a)	400	362
Lamar Media Corp.
4.00%, 2/15/30	500	438
LCPR Senior Secured Financing DAC
6.75%, 10/15/27 (a)	720	675
Midcontinent Communications/Midcontinent Finance Corp.
5.38%, 8/15/27 (a)	965	875
National CineMedia LLC
5.75%, 8/15/26	600	17
Nexstar Media, Inc.
5.63%, 7/15/27 (a)	600	552
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.63%, 3/15/30 (a)	500	415
Radiate Holdco LLC/Radiate Finance, Inc.
6.50%, 9/15/28 (a)	750	316
Sable International Finance Ltd.
5.75%, 9/7/27 (a)	249	230
Sirius XM Radio, Inc.
4.00%, 7/15/28 (a)	325	284
TEGNA, Inc.,
4.63%, 3/15/28	300	285
5.00%, 9/15/29	300	285
Townsquare Media, Inc.
6.88%, 2/1/26 (a)	500	444
TripAdvisor, Inc.
7.00%, 7/15/25 (a)	175	173
Univision Communications, Inc.,
4.50%, 5/1/29 (a)	350	293
6.63%, 6/1/27 (a)	300	290
UPC Broadband Finco BV
4.88%, 7/15/31 (a)	300	250
UPC Holding BV
5.50%, 1/15/28 (a)	250	222
Urban One, Inc.
7.38%, 2/1/28 (a)	800	677
Virgin Media Finance PLC
5.00%, 7/15/30 (a)	400	322

Morgan Stanley Institutional Fund Trust

High Yield Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2022 (unaudited)(cont’d)

Ziggo BV
4.88%, 1/15/30 (a)	350	293
		12,471
Consumer, Cyclical (24.9%)
AAG FH LP/AAG FH Finco, Inc.
9.75%, 7/15/24 (a)	550	531
Air Canada
3.88%, 8/15/26 (a)	300	266
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.75%, 4/20/29 (a)	750	687
American Axle & Manufacturing, Inc.
6.88%, 7/1/28	325	290
American Builders & Contractors Supply Co., Inc.
3.88%, 11/15/29 (a)	250	205
Arko Corp.
5.13%, 11/15/29 (a)	675	531
Asbury Automotive Group, Inc.,
4.63%, 11/15/29 (a)	225	190
4.75%, 3/1/30	250	209
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.63%, 4/1/30 (a)	500	402
At Home Group Inc.
7.13%, 7/15/29 (a)	450	262
At Home Group, Inc.
4.88%, 7/15/28 (a)	175	124
Banijay Entertainment SASU
5.38%, 3/1/25 (a)	425	402
Bath & Body Works, Inc.
6.95%, 3/1/33	500	440
Beacon Roofing Supply, Inc.
4.13%, 5/15/29 (a)	300	250
Beazer Homes USA, Inc.
5.88%, 10/15/27	500	438
Bloomin' Brands, Inc./OSI Restaurant Partners LLC
5.13%, 4/15/29 (a)	400	337
Boyd Gaming Corp.,
4.75%, 12/1/27	200	187
4.75%, 6/15/31 (a)	200	174
Boyne USA, Inc.
4.75%, 5/15/29 (a)	750	665
Caesars Entertainment, Inc.
4.63%, 10/15/29 (a)	500	408
Carrols Restaurant Group, Inc.
5.88%, 7/1/29 (a)	1,175	825
CCM Merger, Inc.
6.38%, 5/1/26 (a)	750	708
CD&R Smokey Buyer, Inc.
6.75%, 7/15/25 (a)	760	656
CDI Escrow Issuer, Inc.
5.75%, 4/1/30 (a)	425	382
Clarios Global LP/Clarios U.S. Finance Co.
8.50%, 5/15/27 (a)	500	489
Dana, Inc.
4.25%, 9/1/30	300	242
Dealer Tire LLC/DT Issuer LLC
8.00%, 2/1/28 (a)	575	507
Everi Holdings, Inc.
5.00%, 7/15/29 (a)	500	430

Morgan Stanley Institutional Fund Trust

High Yield Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2022 (unaudited)(cont’d)

Ferrellgas LP/Ferrellgas Finance Corp.
5.88%, 4/1/29 (a)	1,075	885
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.
6.75%, 1/15/30 (a)	575	465
Ford Motor Co.
3.25%, 2/12/32	480	361
Ford Motor Credit Co. LLC
4.13%, 8/17/27	1,840	1,651
Forestar Group, Inc.
5.00%, 3/1/28 (a)	250	215
Foundation Building Materials, Inc.
6.00%, 3/1/29 (a)	450	339
GYP Holdings III Corp.
4.63%, 5/1/29 (a)	250	204
Hawaiian Brand Intellectual Property Ltd/HawaiianMiles Loyalty Ltd
5.75%, 1/20/26 (a)	600	544
Hilton Domestic Operating Co., Inc.
3.63%, 2/15/32 (a)	250	201
Installed Building Products, Inc.
5.75%, 2/1/28 (a)	450	405
Interface, Inc.
5.50%, 12/1/28 (a)	200	165
International Game Technology PLC
5.25%, 1/15/29 (a)	375	350
IRB Holding Corp.
7.00%, 6/15/25 (a)	250	250
Jacobs Entertainment, Inc.
6.75%, 2/15/29 (a)	300	271
JB Poindexter & Co., Inc.
7.13%, 4/15/26 (a)	750	725
Ken Garff Automotive LLC
4.88%, 9/15/28 (a)	275	230
LCM Investments Holdings II LLC
4.88%, 5/1/29 (a)	375	301
LGI Homes, Inc.
4.00%, 7/15/29 (a)	500	387
Lindblad Expeditions LLC
6.75%, 2/15/27 (a)	395	359
Lions Gate Capital Holdings LLC
5.50%, 4/15/29 (a)	500	291
Lithia Motors, Inc.
4.63%, 12/15/27 (a)	250	226
Macy's Retail Holdings LLC
5.88%, 3/15/30 (a)	500	435
Marriott Ownership Resorts, Inc.
4.50%, 6/15/29 (a)	250	208
Mattamy Group Corp.
5.25%, 12/15/27 (a)	250	222
Mclaren Finance PLC
7.50%, 8/1/26 (a)	450	340
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.
4.88%, 5/1/29 (a)	500	426
New Home Co., Inc.
7.25%, 10/15/25 (a)	410	353
Park River Holdings, Inc.
5.63%, 2/1/29 (a)	525	350
Peloton Interactive, Inc.
0.00%, 2/15/26	595	425
Penn National Gaming, Inc.
4.13%, 7/1/29 (a)	300	237

Morgan Stanley Institutional Fund Trust

High Yield Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2022 (unaudited)(cont’d)

PetSmart, Inc./PetSmart Finance Corp.,
4.75%, 2/15/28 (a)	500	454
7.75%, 2/15/29 (a)	250	235
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.
5.88%, 9/1/31 (a)	850	602
Raptor Acquisition Corp./Raptor Co-Issuer LLC
4.88%, 11/1/26 (a)	570	507
Real Hero Merger Sub 2, Inc.
6.25%, 2/1/29 (a)	825	567
Resorts World Las Vegas LLC/RWLV Capital, Inc.
4.63%, 4/16/29	600	426
Rite Aid Corp.,
7.50%, 7/1/25 (a)	576	379
8.00%, 11/15/26 (a)	380	204
Scientific Games Holdings LP/Scientific Games US FinCo Inc
6.63%, 3/1/30 (a)	500	423
Scientific Games International, Inc.
7.00%, 5/15/28 (a)	400	382
Speedway Motorsports LLC/Speedway Funding II, Inc.
4.88%, 11/1/27 (a)	725	645
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.
8.00%, 9/20/25 (a)	300	301
SRS Distribution, Inc.
4.63%, 7/1/28 (a)	500	444
Station Casinos LLC
4.50%, 2/15/28 (a)	500	435
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.
5.88%, 5/15/25 (a)	810	757
Superior Plus LP/Superior General Partner, Inc.
4.50%, 3/15/29 (a)	400	343
Taylor Morrison Communities, Inc.
5.88%, 6/15/27 (a)	150	144
Tempur Sealy International, Inc.,
3.88%, 10/15/31 (a)	250	197
4.00%, 4/15/29 (a)	200	168
Thor Industries, Inc.
4.00%, 10/15/29 (a)	450	354
Titan International, Inc.
7.00%, 4/30/28	975	922
United Airlines Holdings, Inc.
4.88%, 1/15/25	250	239
United Airlines, Inc.
4.63%, 4/15/29 (a)	475	414
Victoria’s Secret & Co.
4.63%, 7/15/29 (a)	500	393
Wheel Pros, Inc.
6.50%, 5/15/29 (a)	600	213
White Cap Buyer LLC
6.88%, 10/15/28 (a)	500	433
		33,639
Consumer, Non-Cyclical (15.0%)
AdaptHealth LLC,
4.63%, 8/1/29 (a)	675	566
6.13%, 8/1/28 (a)	400	368
AHP Health Partners, Inc.
5.75%, 7/15/29 (a)	885	695
Air Methods Corp.
8.00%, 5/15/25 (a)	800	44

Morgan Stanley Institutional Fund Trust

High Yield Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2022 (unaudited)(cont’d)

Akumin, Inc.
7.00%, 11/1/25 (a)	500	359
Albertsons Cos., Inc./Safeway, Inc./New Albertson's, Inc./Albertson's LLC
5.88%, 2/15/28 (a)	250	238
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
3.50%, 3/15/29 (a)	195	164
Alta Equipment Group, Inc.
5.63%, 4/15/26 (a)	500	452
AMN Healthcare, Inc.
4.00%, 4/15/29 (a)	350	300
APi Escrow Corp.
4.75%, 10/15/29 (a)	200	174
APi Group DE, Inc.
4.13%, 7/15/29 (a)	350	291
Bellring Brands, Inc.
7.00%, 3/15/30 (a)	450	434
Cano Health LLC
6.25%, 10/1/28 (a)	970	592
Carriage Services, Inc.
4.25%, 5/15/29 (a)	250	199
Catalent Pharma Solutions, Inc.
3.13%, 2/15/29 (a)	250	199
Central Garden & Pet Co.
5.13%, 2/1/28	300	280
Cheplapharm Arzneimittel GmbH
5.50%, 1/15/28 (a)	350	293
Chobani LLC/Chobani Finance Corp., Inc.,
4.63%, 11/15/28 (a)	425	371
7.50%, 4/15/25 (a)	550	536
CoreLogic, Inc.
4.50%, 5/1/28 (a)	250	192
CPI CG, Inc.
8.63%, 3/15/26 (a)	468	462
Darling Ingredients, Inc.
6.00%, 6/15/30 (a)	580	568
Edgewell Personal Care Co.
5.50%, 6/1/28 (a)	250	234
FAGE International SA/FAGE USA Dairy Industry, Inc.
5.63%, 8/15/26 (a)	371	345
Garda World Security Corp.
9.50%, 11/1/27 (a)	650	627
Grifols Escrow Issuer SA
4.75%, 10/15/28 (a)	325	281
H-Food Holdings LLC/Hearthside Finance Co., Inc.
8.50%, 6/1/26 (a)	500	291
Hadrian Merger Sub, Inc.
8.50%, 5/1/26 (a)	600	531
Horizon Therapeutics USA, Inc.
5.50%, 8/1/27 (a)	360	370
Ingles Markets, Inc.
4.00%, 6/15/31 (a)	500	421
Lannett Co., Inc.
7.75%, 4/15/26 (a)	500	131
Medline Borrower LP
5.25%, 10/1/29 (a)	750	597
Metis Merger Sub LLC
6.50%, 5/15/29 (a)	600	504
ModivCare Escrow Issuer, Inc.
5.00%, 10/1/29 (a)	600	507
Nathan's Famous, Inc.
6.63%, 11/1/25 (a)	750	735

Morgan Stanley Institutional Fund Trust

High Yield Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2022 (unaudited)(cont’d)

P&L Development LLC/PLD Finance Corp.
7.75%, 11/15/25 (a)	650	528
Performance Food Group, Inc.
5.50%, 10/15/27 (a)	500	473
Perrigo Finance Unlimited Co.
3.90%, 12/15/24	500	473
PRA Health Sciences, Inc.
2.88%, 7/15/26 (a)	209	189
PROG Holdings, Inc.
6.00%, 11/15/29 (a)	325	262
RP Escrow Issuer LLC
5.25%, 12/15/25 (a)	500	382
Signal Parent, Inc.
6.13%, 4/1/29 (a)	500	153
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed
4.63%, 3/1/29 (a)	995	811
Sotheby's
7.38%, 10/15/27 (a)	450	423
Spectrum Brands, Inc.,
3.88%, 3/15/31 (a)	250	195
5.00%, 10/1/29 (a)	162	140
Surgery Center Holdings, Inc.,
6.75%, 7/1/25 (a)	150	148
10.00%, 4/15/27 (a)	455	464
Tenet Healthcare Corp.
6.13%, 10/1/28 (a)	500	449
US Acute Care Solutions LLC
6.38%, 3/1/26 (a)	750	667
US Foods, Inc.
4.63%, 6/1/30 (a)	250	220
WASH Multifamily Acquisition, Inc.
5.75%, 4/15/26 (a)	500	472
ZipRecruiter, Inc.
5.00%, 1/15/30 (a)	595	491
		20,291
Energy (9.9%)
Archrock Partners LP/Archrock Partners Finance Corp.,
6.25%, 4/1/28 (a)	200	183
6.88%, 4/1/27 (a)	300	287
Baytex Energy Corp.
8.75%, 4/1/27 (a)	250	255
Blue Racer Midstream LLC/Blue Racer Finance Corp.
6.63%, 7/15/26 (a)	850	824
CNX Midstream Partners LP
4.75%, 4/15/30 (a)	450	370
Colgate Energy Partners III LLC
5.88%, 7/1/29 (a)	900	774
CrownRock LP/CrownRock Finance, Inc.
5.00%, 5/1/29 (a)	250	226
Global Partners LP/GLP Finance Corp.
7.00%, 8/1/27	840	799
Hess Midstream Operations LP
4.25%, 2/15/30 (a)	300	257
Holly Energy Partners LP/Holly Energy Finance Corp.
6.38%, 4/15/27 (a)	300	295
ITT Holdings LLC
6.50%, 8/1/29 (a)	250	211

Morgan Stanley Institutional Fund Trust

High Yield Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2022 (unaudited)(cont’d)

Kinetik Holdings LP
5.88%, 6/15/30 (a)	500	470
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.
6.00%, 8/1/26 (a)	700	673
Martin Midstream Partners LP/Martin Midstream Finance Corp.,
10.00%, 2/29/24 (a)	218	219
11.50%, 2/28/25 (a)	992	994
Matador Resources Co.
5.88%, 9/15/26	1,000	963
Murphy Oil Corp.
5.88%, 12/1/27	440	424
NuStar Logistics LP
6.38%, 10/1/30	450	417
Occidental Petroleum Corp.
6.13%, 1/1/31	750	758
Oceaneering International, Inc.
6.00%, 2/1/28	875	807
Parkland Corp.,
4.50%, 10/1/29 (a)	250	209
4.63%, 5/1/30 (a)	250	207
Rockcliff Energy II LLC
5.50%, 10/15/29 (a)	450	412
Rockies Express Pipeline LLC
3.60%, 5/15/25 (a)	300	284
Southwestern Energy Co.
4.75%, 2/1/32	300	257
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
6.00%, 12/31/30 (a)	500	433
Vermilion Energy, Inc.
5.63%, 3/15/25 (a)	900	866
Viper Energy Partners LP
5.38%, 11/1/27 (a)	600	571
		13,445
Finance (8.4%)
AG TTMT Escrow Issuer LLC
8.63%, 9/30/27 (a)	400	402
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
6.75%, 10/15/27 (a)	500	450
BroadStreet Partners, Inc.
5.88%, 4/15/29 (a)	450	384
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL
4.50%, 4/1/27 (a)	400	335
Coinbase Global, Inc.
3.38%, 10/1/28 (a)	425	225
Compass Group Diversified Holdings LLC
5.25%, 4/15/29 (a)	685	587
CTR Partnership LP/CareTrust Capital Corp.
3.88%, 6/30/28 (a)	348	295
Cushman & Wakefield US Borrower LLC
6.75%, 5/15/28 (a)	250	239
EPR Properties
4.75%, 12/15/26	100	90
Global Net Lease, Inc./Global Net Lease Operating Partnership LP
3.75%, 12/15/27 (a)	400	331
GTCR AP Finance, Inc.
8.00%, 5/15/27 (a)	200	192
Howard Hughes Corp.
4.13%, 2/1/29 (a)	400	336

Morgan Stanley Institutional Fund Trust

High Yield Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2022 (unaudited)(cont’d)

Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%, 2/1/29	250	212
Iron Mountain, Inc.
5.25%, 7/15/30 (a)	300	261
Jane Street Group/JSG Finance, Inc.
4.50%, 11/15/29 (a)	500	431
Jefferies Finance LLC/JFIN Co.-Issuer Corp.
5.00%, 8/15/28 (a)	500	409
Jefferson Capital Holdings LLC
6.00%, 8/15/26 (a)	643	533
LD Holdings Group LLC,
6.13%, 4/1/28 (a)	250	152
6.50%, 11/1/25 (a)	350	236
LPL Holdings, Inc.
4.00%, 3/15/29 (a)	350	305
MGIC Investment Corp.
5.25%, 8/15/28	500	462
Oxford Finance LLC/Oxford Finance Co-Issuer II Inc.
6.38%, 2/1/27 (a)	750	699
PRA Group, Inc.
5.00%, 10/1/29 (a)	310	256
RHP Hotel Properties LP/RHP Finance Corp.,
4.50%, 2/15/29 (a)	250	216
4.75%, 10/15/27	250	227
RLJ Lodging Trust LP
3.75%, 7/1/26 (a)	250	223
SBA Communications Corp.,
Series WI
3.88%, 2/15/27	300	272
SLM Corp.
3.13%, 11/2/26	250	213
StoneX Group, Inc.
8.63%, 6/15/25 (a)	899	910
SVB Financial Group
1.80%, 2/2/31	525	384
United Wholesale Mortgage LLC
5.50%, 4/15/29 (a)	300	239
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC
4.75%, 4/15/28 (a)	275	220
VistaJet Malta Finance PLC/XO Management Holding, Inc.
6.38%, 2/1/30 (a)	825	663
		11,389
Industrials (17.4%)
Bombardier, Inc.
6.00%, 2/15/28 (a)	750	694
Brundage-Bone Concrete Pumping Holdings, Inc.
6.00%, 2/1/26 (a)	500	456
Builders FirstSource, Inc.
5.00%, 3/1/30 (a)	250	222
Cargo Aircraft Management, Inc.
4.75%, 2/1/28 (a)	500	455
Carriage Purchaser, Inc.
7.88%, 10/15/29 (a)	1,330	946
Clean Harbors, Inc.
4.88%, 7/15/27 (a)	300	285
Coherent Corp.
5.00%, 12/15/29 (a)	450	389
Covanta Holding Corp.
4.88%, 12/1/29 (a)	450	369

Morgan Stanley Institutional Fund Trust

High Yield Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2022 (unaudited)(cont’d)

CP Atlas Buyer, Inc.
7.00%, 12/1/28 (a)	800	595
Dycom Industries, Inc.
4.50%, 4/15/29 (a)	250	218
EnerSys
4.38%, 12/15/27 (a)	350	317
EnPro Industries, Inc.
5.75%, 10/15/26	750	731
Fly Leasing Ltd.
7.00%, 10/15/24 (a)	1,175	920
FXI Holdings, Inc.
7.88%, 11/1/24 (a)	538	448
GFL Environmental, Inc.
4.75%, 6/15/29 (a)	300	263
Great Lakes Dredge & Dock Corp.
5.25%, 6/1/29 (a)	880	685
Griffon Corp.
5.75%, 3/1/28	450	412
Harsco Corp.
5.75%, 7/31/27 (a)	650	514
Hillenbrand, Inc.
3.75%, 3/1/31	250	205
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC
6.00%, 9/15/28 (a)	500	404
JPW Industries Holding Corp.
9.00%, 10/1/24 (a)	1,050	908
Koppers, Inc.
6.00%, 2/15/25 (a)	750	714
Manitowoc Co., Inc.
9.00%, 4/1/26 (a)	750	706
Mauser Packaging Solutions Holding Co.
7.25%, 4/15/25 (a)	1,000	927
MIWD Holdco II LLC/MIWD Finance Corp.
5.50%, 2/1/30 (a)	600	478
Moog, Inc.
4.25%, 12/15/27 (a)	500	463
Mueller Water Products, Inc.
4.00%, 6/15/29 (a)	550	484
New Enterprise Stone & Lime Co., Inc.,
5.25%, 7/15/28 (a)	450	400
9.75%, 7/15/28 (a)	500	464
OI European Group BV
4.75%, 2/15/30 (a)	250	219
Owens-Brockway Glass Container, Inc.
6.63%, 5/13/27 (a)	188	183
Patrick Industries, Inc.
4.75%, 5/1/29 (a)	500	416
PGT Innovations, Inc.
4.38%, 10/1/29 (a)	600	503
Roller Bearing Co. of America, Inc.
4.38%, 10/15/29 (a)	250	216
Seaspan Corp.
5.50%, 8/1/29 (a)	500	380
SRM Escrow Issuer LLC
6.00%, 11/1/28 (a)	400	359
Standard Industries, Inc.
5.00%, 2/15/27 (a)	250	231
Summit Materials LLC/Summit Materials Finance Corp.
5.25%, 1/15/29 (a)	150	140

Morgan Stanley Institutional Fund Trust

High Yield Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2022 (unaudited)(cont’d)

TK Elevator US Newco, Inc.
5.25%, 7/15/27 (a)	550	489
TopBuild Corp.,
3.63%, 3/15/29 (a)	250	205
4.13%, 2/15/32 (a)	150	122
TransDigm, Inc.
5.50%, 11/15/27	300	282
Trident TPI Holdings, Inc.
6.63%, 11/1/25 (a)	750	655
TriMas Corp.
4.13%, 4/15/29 (a)	400	350
Triumph Group, Inc.,
6.25%, 9/15/24 (a)	700	665
8.88%, 6/1/24 (a)	214	218
Trivium Packaging Finance BV
8.50%, 8/15/27 (a)	500	460
TTM Technologies, Inc.
4.00%, 3/1/29 (a)	250	215
Victors Merger Corp.
6.38%, 5/15/29 (a)	750	413
VM Consolidated, Inc.
5.50%, 4/15/29 (a)	325	287
Waste Pro USA, Inc.
5.50%, 2/15/26 (a)	475	421
Watco Cos. LLC/Watco Finance Corp.
6.50%, 6/15/27 (a)	750	714
XPO Escrow Sub LLC
7.50%, 11/15/27 (a)	340	345
		23,560
Technology (3.4%)
Booz Allen Hamilton, Inc.
4.00%, 7/1/29 (a)	250	220
Clarivate Science Holdings Corp.
4.88%, 7/1/29 (a)	450	383
Crowdstrike Holdings, Inc.
3.00%, 2/15/29	570	482
Dun & Bradstreet Corp.
5.00%, 12/15/29 (a)	300	257
KBR, Inc.
4.75%, 9/30/28 (a)	330	294
Kyndryl Holdings, Inc.
2.70%, 10/15/28	250	188
Minerva Merger Sub, Inc.
6.50%, 2/15/30 (a)	500	369
NCR Corp.
5.13%, 4/15/29 (a)	250	210
ON Semiconductor Corp.
3.88%, 9/1/28 (a)	400	350
Playtika Holding Corp.
4.25%, 3/15/29 (a)	500	393
Rackspace Technology Global, Inc.
5.38%, 12/1/28 (a)	625	273
Rocket Software, Inc.
6.50%, 2/15/29 (a)	500	395
Unisys Corp.
6.88%, 11/1/27 (a)	375	288

Morgan Stanley Institutional Fund Trust

High Yield Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2022 (unaudited)(cont’d)

Ziff Davis, Inc.
4.63%, 10/15/30 (a)	502	426
		4,528
Utilities (0.5%)
Calpine Corp.
5.13%, 3/15/28 (a)	375	335
Leeward Renewable Energy Operations LLC
4.25%, 7/1/29 (a)	114	98
TransAlta Corp.
7.75%, 11/15/29	200	204
		637
		128,908
Variable Rate Senior Loan Interests (1.4%)
Consumer, Cyclical (0.7%)
Peloton Interactive, Inc.,
Term Loan
1 Month USD SOFR + 6.50%, 11.76%, 5/25/27 (b)	398	392
TopGolf International, Inc.,
Term Loan B
3 Month USD LIBOR + 6.25%, 10.58%, 2/9/26 (b)	481	482
		874
Consumer, Non-Cyclical (0.4%)
H Food Holdings LLC,
2018 Term Loan B
1 Month USD LIBOR + 3.69%, 8.07%, 5/23/25 (b)	645	577

Energy (0.0%) (e)
Gavilan Resources LLC,
2nd Lien Term Loan
3 Month USD LIBOR, 3.25%, 3/1/24 (b)(c)(d)	1,000	—

Industrials (0.3.%)
Titan Acquisition Limited,
2018 Term Loan B
6 Month USD LIBOR + 3.00%, 8.15%, 3/28/25 (b)	500	468
		1,919
Total Fixed Income Securities (Cost $152,618)		130,827

	Shares
Common Stocks (0.0%) (e)
Auto Components (0.0%) (e)
Exide Technologies (f)	592	—

Equity Real Estate Investment Trusts (REITs) (0.0%) (e)
American Gilsonite Co.	500	4

Machinery (0.0%) (e)
Iracore International Holdings, Inc., Class A (f)(g)	470	24

Semiconductors & Semiconductor Equipment (0.0%) (e)
UC Holdings, Inc.	2,826	31

Total Common Stocks (Cost $151)		59
Total Investments (96.7%) (Cost $152,769) (h)(i)		130,886
Other Assets in Excess of Liabilities (3.3%)		4,398
Net Assets (100.0%)		$135,284

Morgan Stanley Institutional Fund Trust

High Yield Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2022 (unaudited)(cont’d)

(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Floating or variable rate securities: The rates disclosed are as of December 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(c)	Non-income producing security; bond in default.
(d)	Issuer in bankruptcy.
(e)	Amount is less than 0.05%.
(f)	Non-income producing security.
(g)	At December 31, 2022, the Fund held a fair valued security valued at $24,000, representing 0.02% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Trust's Trustees.
(h)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended December 31, 2022, the Fund did not engage in any cross-trade transactions.
(i)	At December 31, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $318,000 and the aggregate gross unrealized depreciation is approximately $22,201,000, resulting in net unrealized depreciation of approximately $21,883,000.
CDI	CHESS Depositary Interest.
LIBOR	London Interbank Offered Rate.
REITs	Real Estate Investment Trusts.
SOFR	Secured Overnight Financing Rate.
USD	United States Dollar.

Portfolio Composition

Classification	Percentage of Total Investments
Consumer, Cyclical	26.1%
Industrials	17.6
Consumer, Non-Cyclical	15.5
Energy	10.3
Communications	9.5
Finance	8.7
Basic Materials	6.8
Other*	5.5
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund Trust

Short Duration Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2022 (unaudited)

	Face Amount (000)	Value (000)
Fixed Income Securities (98.2%)
Agency Adjustable Rate Mortgages (0.1%)
Federal Home Loan Mortgage Corporation,
Conventional Pools:
1 Year CMT + 2.18%, 3.16%, 6/1/38	$62	$63
1 Year CMT + 2.34%, 3.58%, 1/1/36	135	137
1 Year CMT + 2.33%, 3.73%, 7/1/38	130	132
1 Year CMT + 2.31%, 3.81%, 3/1/37	151	153
		485
Agency Bond - Consumer Discretionary (U.S. Government Guaranteed) (0.0%) (a)
Safina Ltd.
2.00%, 12/30/23	91	89

Agency Fixed Rate Mortgages (0.1%)
Federal Home Loan Mortgage Corporation,
Gold Pools:
4.50%, 12/1/24	35	34
7.50%, 5/1/35	10	10
8.00%, 8/1/32	6	6
8.50%, 8/1/31	7	7
Federal National Mortgage Association,
Conventional Pools:
4.50%, 6/1/24 – 7/1/24	62	61
5.00%, 12/1/23 – 12/1/24	30	30
6.00%, 9/1/37	25	26
6.50%, 2/1/28 – 10/1/32	92	94
7.00%, 7/1/29 – 3/1/37	103	109
7.50%, 8/1/37	13	14
8.00%, 4/1/33	23	25
8.50%, 10/1/32	12	13
Government National Mortgage Association,
Various Pools:
6.00%, 11/15/38	47	49
8.50%, 7/15/30	5	5
		483
Asset-Backed Securities (15.8%)
Affirm Asset Securitization Trust
4.55%, 6/15/27 (b)	953	929
AIMCO CLO,
Series 2018-B
3 Month USD LIBOR + 1.10%, 5.18%, 1/15/32 (b)(c)	1,725	1,697
AMSR Trust
2.11%, 9/17/37 (b)	975	878
Aqua Finance Trust
1.54%, 7/17/46 (b)	583	534
Arbor Realty Commercial Real Estate Notes 2021-FL3 Ltd.
1 Month USD LIBOR + 1.07%, 5.39%, 8/15/34 (b)(c)	1,200	1,141
Blackbird Capital Aircraft
2.44%, 7/15/46 (b)	707	581
Carlyle U.S. CLO Ltd.
3 Month USD LIBOR + 1.05%, 5.29%, 7/20/31 (b)(c)	2,225	2,193
Cologix Data Centers US Issuer LLC
3.30%, 12/26/51 (b)	1,225	1,073

Morgan Stanley Institutional Fund Trust

Short Duration Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2022 (unaudited)(cont’d)

Commonbond Student Loan Trust
1.20%, 3/25/52 (b)	1,043	845
Dryden 58 CLO Ltd.
5.08%, 7/17/31 (c)	750	739
ECMC Group Student Loan Trust,
Class A1B
1 Month USD LIBOR + 1.00%, 5.39%, 1/27/70 (b)(c)	687	683
ELFI Graduate Loan Program 2021-A LLC
1.53%, 12/26/46 (b)	1,494	1,307
Elmwood CLO IV Ltd.
3 Month USD LIBOR + 1.24%, 5.32%, 4/15/33 (b)(c)	2,200	2,167
Falcon Aerospace Ltd.
3.60%, 9/15/39 (b)	293	238
FCI Funding 2021-1 LLC
1.13%, 4/15/33 (b)	240	234
FCI Funding 2019-1 LLC,
3.63%, 2/18/31 (b)	14	14
FHF Trust
1.27%, 3/15/27 (b)	257	246
GAIA Aviation Ltd.
3.97%, 12/15/44 (b)	460	382
GCI Funding I LLC
2.82%, 10/18/45 (b)	1,030	910
Golub Capital Partners ABS Funding Ltd.,
2.77%, 4/20/29 (b)	1,725	1,562
Class A2
3.21%, 1/22/29 (b)	1,360	1,271
Kubota Credit Owner Trust
0.59%, 10/15/24 (b)	410	401
LCM 38 Ltd.
3 Month Term SOFR + 2.10%, 4.59%, 7/15/34 (b)(c)	2,000	1,986
Loanpal Solar Loan Ltd.,
2.22%, 3/20/48 (b)	1,336	981
2.29%, 1/20/48 (b)	1,032	787
Lunar 2021-1 Structured Aircraft Portfolio Notes
2.64%, 10/15/46 (b)	1,639	1,318
MACH 1 Cayman Ltd.
3.47%, 10/15/39 (b)	374	303
Madison Park Funding XXIV Ltd.
SOFR + 1.42%, 5.38%, 10/20/29 (b)(c)	2,207	2,175
MAPS Trust
2.52%, 6/15/46 (b)	753	627
Mercedes-Benz Auto Receivables Trust
0.55%, 2/18/25	114	112
Mercury Financial Credit Card Master Trust
1.54%, 3/20/26 (b)	1,725	1,646
MFA 2021-NPL1 LLC
2.36%, 3/25/60 (b)	861	812
Monroe Capital ABS Funding 2021-1 Ltd.
2.82%, 4/22/31 (b)	1,625	1,495
Mosaic Solar Loan Trust,
2.05%, 12/20/46 (b)	947	717
2.10%, 4/20/46 (b)	205	178
Navient Private Education Refi Loan Trust
0.94%, 7/15/69 (b)	1,032	873
Nelnet Student Loan Trust
1.32%, 4/20/62 (b)	958	851
Neuberger Berman Loan Advisers CLO 31 Ltd.
3 Month USD LIBOR + 1.04%, 5.28%, 4/20/31 (b)(c)	2,475	2,429

Morgan Stanley Institutional Fund Trust

Short Duration Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2022 (unaudited)(cont’d)

New Residential Advance Receivables Trust Advance Receivables Backed
1.43%, 8/15/53 (b)	1,170	1,130
Newday Funding Master Issuer PLC,
SOFR + 0.95%, 5.15%, 7/15/29 (b)(c)	1,175	1,152
SOFR + 1.10%, 5.30%, 3/15/29 (b)(c)	1,760	1,735
NRZ Advance Receivables Trust
1.48%, 9/15/53 (b)	1,380	1,330
NRZ Excess Spread-Collateralized Notes,
2.98%, 3/25/26 (b)	1,079	959
Class A
3.10%, 7/25/26 (b)	889	778
3.23%, 5/25/26 (b)	1,340	1,188
3.47%, 11/25/26 (b)	1,220	1,079
NRZ FHT Excess LLC,
Class A
4.21%, 11/25/25 (b)	397	368
Octane Receivables Trust
1.21%, 9/20/28 (b)	315	299
Option One Mortgage Loan Trust Asset-Backed Certificates
1 Month USD LIBOR + 0.50%, 4.85%, 8/20/30 (c)	38	37
Oxford Finance Funding LLC
3.10%, 2/15/28 (b)	157	155
Palmer Square CLO 2018-2 Ltd.
3 Month USD LIBOR + 1.10%, 5.18%, 7/16/31 (b)(c)	1,225	1,210
PFS Financing Corp.,
0.77%, 8/15/26 (b)	1,310	1,209
0.97%, 2/15/26 (b)	960	906
4.27%, 8/15/27 (b)	2,225	2,173
PNMAC GMSR Issuer Trust
1 Month USD LIBOR + 2.35%, 6.74%, 4/25/23 (b)(c)	1,000	944
PRET 2021-NPL6 LLC
2.49%, 7/25/51 (b)	853	792
ReadyCap Lending Small Business Loan Trust
Daily US Prime Rate - 0.50%, 7.00%, 12/27/44 (b)(c)	112	107
Republic Finance Issuance Trust
2.47%, 11/20/30 (b)	500	472
S-Jets Ltd.
3.97%, 8/15/42 (b)	1,384	1,076
SMB Private Education Loan Trust,
1.34%, 3/17/53 (b)	661	580
1.68%, 2/15/51 (b)	756	682
Southwick Park CLO LLC
3 Month USD LIBOR + 1.06%, 5.30%, 7/20/32 (b)(c)	2,000	1,966
SPS Servicer Advance Receivables Trust
1.83%, 11/15/55 (b)	2,100	1,906
START Ireland
4.09%, 3/15/44 (b)	638	545
Start Ltd.
4.09%, 5/15/43 (b)	1,289	1,033
Theorem Funding Trust
7.60%, 4/15/29	460	458
VCP RRL ABS I Ltd.,
Class A
2.15%, 10/20/31 (b)	373	338
		63,922

Morgan Stanley Institutional Fund Trust

Short Duration Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2022 (unaudited)(cont’d)

Collateralized Mortgage Obligations - Agency Collateral Series (0.2%)
Federal Home Loan Mortgage Corporation, REMIC
7.50%, 9/15/29	161	165
Government National Mortgage Association,
1 Month USD LIBOR + 0.28%, 4.12%, 5/20/63 (c)	3	3
1 Month USD LIBOR + 0.45%, 4.29%, 5/20/62 (c)	—@	—@
1 Month USD LIBOR + 0.60%, 4.44%, 1/20/64 (c)	60	60
REMIC
1 Month USD LIBOR + 0.50%, 4.34%, 3/20/61 (c)	73	73
1 Month USD LIBOR + 0.56%, 4.40%, 9/20/62 (c)	172	172
Seasoned Credit Risk Transfer Trust
3.00%, 2/25/59	565	531
		1,004
Commercial Mortgage-Backed Securities (5.5%)
Alen 2021-ACEN Mortgage Trust
1 Month USD LIBOR + 1.15%, 5.47%, 4/15/34 (b)(c)	1,200	1,086
Angel Oak SB Commercial Mortgage Trust
2.07%, 5/25/50 (b)(c)	719	653
BX Commercial Mortgage Trust,
Class A
1 Month USD LIBOR + 0.70%, 5.02%, 4/15/34 (b)(c)	2,100	2,003
BX Trust BX 2022 VAMF
1 Month Term SOFR + 1.58%, 5.92%, 1/15/39 (b)(c)	820	780
Credit Suisse Mortgage Capital Certificates
3.53%, 8/15/37 (b)	575	518
CSMC 2020-TMIC,
Class A
1 Month USD LIBOR + 3.00%, 7.82%, 12/15/35 (b)(c)	2,125	2,120
CSMC 2022-MARK
1 Month Term SOFR + 2.70%, 7.03%, 6/15/39 (b)(c)	1,570	1,557
CSWF Commercial Mortgage Trust
1 Month USD LIBOR + 0.967%, 5.28%, 6/15/34 (b)(c)	1,787	1,712
DROP Mortgage Trust
1 Month USD LIBOR + 1.15%, 5.47%, 10/15/43 (b)(c)	1,700	1,626
HPLY Trust
1 Month USD LIBOR + 2.35%, 6.67%, 11/15/36 (b)(c)	383	362
J.P. Morgan Chase Commercial Mortgage Securities Trust,
4.13%, 7/5/31 (b)	1,100	1,035
Class A
1 Month USD LIBOR + 1.12%, 5.43%, 11/15/38 (b)(c)	2,450	2,352
Natixis Commercial Mortgage Securities Trust,
1 Month USD LIBOR + 0.95%, 5.27%, 8/15/38 (b)(c)	2,080	1,989
1 Month Term SOFR + 2.20%, 6.52%, 7/15/36 (b)(c)	850	775
Silver Hill Trust
3.10%, 11/25/49 (b)(c)	407	394
TPGI Trust,
Class A
1 Month USD LIBOR + 0.70%, 5.02%, 6/15/26 (b)(c)	1,175	1,136
TTAN 2021-MHC,
Class A
1 Month USD LIBOR + 0.85%, 5.17%, 3/15/38 (b)(c)	839	816
VMC Finance 2021-HT1 LLC
1 Month USD LIBOR + 1.65%, 5.99%, 1/18/37 (b)(c)	1,380	1,336
		22,250

Morgan Stanley Institutional Fund Trust

Short Duration Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2022 (unaudited)(cont’d)

Corporate Bonds (58.7%)
Finance (29.5%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
1.65%, 10/29/24	2,000	1,846
2.45%, 10/29/26	850	744
Air Lease Corp.
0.80%, 8/18/24	2,895	2,668
Athene Global Funding
2.75%, 6/25/24 (b)	2,280	2,170
Australia & New Zealand Banking Group Ltd.
4.40%, 5/19/26 (b)	2,500	2,403
Avolon Holdings Funding Ltd.
2.88%, 2/15/25 (b)	625	578
Banco Bilbao Vizcaya Argentaria SA
0.88%, 9/18/23	1,600	1,550
Banco Santander Chile
2.70%, 1/10/25 (b)	800	760
Bank of America Corp.
3.38%, 4/2/26	2,310	2,208
Bank of Nova Scotia
1.05%, 3/2/26	5,050	4,471
Banque Federative du Credit Mutuel SA,
2.38%, 11/21/24 (b)	3,480	3,293
4.52%, 7/13/25 (b)	3,210	3,156
Barclays PLC
5.30%, 8/9/26 (c)	2,000	1,987
BNP Paribas SA
2.22%, 6/9/26 (b)	3,150	2,895
BPCE SA
2.38%, 1/14/25 (b)	2,635	2,460
Canadian Imperial Bank of Commerce,
2.25%, 1/28/25	1,130	1,067
3.30%, 4/7/25	2,270	2,180
Citigroup, Inc.,
3.11%, 4/8/26	2,000	1,895
3.35%, 4/24/25	4,770	4,628
Corebridge Financial, Inc.
3.50%, 4/4/25 (b)	2,280	2,188
Deutsche Bank AG,
Series E
0.96%, 11/8/23	3,950	3,802
Elevance Health, Inc.
1.50%, 3/15/26	2,830	2,547
Equitable Financial Life Global Funding
1.40%, 7/7/25 (b)	3,300	2,995
GA Global Funding Trust
1.63%, 1/15/26 (b)	4,070	3,618
Goldman Sachs Group, Inc.
3.50%, 1/23/25	1,750	1,692
Guardian Life Global Funding
0.88%, 12/10/25 (b)	2,450	2,167
HSBC Holdings PLC,
2.63%, 11/7/25	1,850	1,739
3.80%, 3/11/25	3,350	3,258
JPMorgan Chase & Co.,
2.01%, 3/13/26	2,000	1,853
2.08%, 4/22/26	4,500	4,181
5.55%, 12/15/25	2,120	2,122
LeasePlan Corp. NV
2.88%, 10/24/24 (b)	1,275	1,197

Morgan Stanley Institutional Fund Trust

Short Duration Income Portfolio
Portfolio of Investments

First Quarter Report

December 31, 2022 (unaudited)(cont’d)

Lloyds Banking Group PLC
0.70%, 5/11/24	2,105	2,065
Macquarie Bank Ltd.
2.30%, 1/22/25 (b)	3,475	3,290
Macquarie Group Ltd.
1.34%, 1/12/27 (b)	3,060	2,670
NatWest Group PLC
7.47%, 11/10/26	2,000	2,083
Nordea Bank Abp
1.50%, 9/30/26 (b)	5,075	4,389
Royal Bank of Canada
1.20%, 4/27/26	7,020	6,250
Santander UK Group Holdings PLC
4.80%, 11/15/24	5,510	5,419
Societe Generale SA
2.63%, 1/22/25 (b)	1,175	1,106
Standard Chartered PLC
0.99%, 1/12/25 (b)	4,795	4,532
Sumitomo Mitsui Financial Group, Inc.
2.35%, 1/15/25	6,480	6,136
Suncorp-Metway Ltd.
3.30%, 4/15/24 (b)	1,980	1,931
Synchrony Bank
5.40%, 8/22/25	1,480	1,454
Wells Fargo & Co.
3.91%, 4/25/26	1,975	1,921
		119,564
Industrials (26.9%)
Altria Group, Inc.
2.35%, 5/6/25	1,500	1,414
American Tower Corp.
1.60%, 4/15/26	450	401
AT&T, Inc.
1.70%, 3/25/26	2,840	2,563
Baxter International, Inc.
1.92%, 2/1/27	4,230	3,756
Bayer US Finance LLC
3.38%, 10/8/24 (b)	1,740	1,683
Boeing Co.
5.04%, 5/1/27	1,475	1,461
CDW LLC/CDW Finance Corp.
2.67%, 12/1/26	250	222
Celanese U.S. Holdings LLC
6.17%, 7/15/27	1,110	1,097
Charter Communications Operating LLC/Charter Communications Operating Capital
4.91%, 7/23/25	850	834
Cigna Corp.
4.50%, 2/25/26	3,025	2,982
Continental Resources, Inc.
2.27%, 11/15/26 (b)	1,000	868
Daimler Trucks Finance North America LLC,
1.13%, 12/14/23 (b)	575	553
2.00%, 12/14/26 (b)	2,025	1,787
Dell International LLC/EMC Corp.
5.45%, 6/15/23	523	523
DuPont de Nemours, Inc.
4.49%, 11/15/25	875	861

Morgan Stanley Institutional Fund Trust

Short Duration Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2022 (unaudited)(cont’d)

Eastern Energy Gas Holdings LLC
3.55%, 11/1/23	2,050	2,024
Energy Transfer LP,
2.90%, 5/15/25	4,130	3,893
4.75%, 1/15/26	325	317
Enterprise Products Operating LLC
3.90%, 2/15/24	1,200	1,182
Fox Corp.
4.03%, 1/25/24	1,200	1,187
General Motors Financial Co., Inc.,
1.50%, 6/10/26	2,890	2,513
3.95%, 4/13/24	1,250	1,226
Genuine Parts Co.
1.75%, 2/1/25	740	691
Georgia-Pacific LLC
1.75%, 9/30/25 (b)	4,080	3,731
Glencore Funding LLC
4.13%, 3/12/24 (b)	1,225	1,206
Global Payments, Inc.
4.95%, 8/15/27	1,250	1,215
GSK Consumer Healthcare Capital U.S. LLC
3.02%, 3/24/24	750	728
HCA, Inc.
5.00%, 3/15/24	1,600	1,592
Hyundai Capital America,
1.25%, 9/18/23 (b)	1,380	1,338
1.30%, 1/8/26 (b)	2,780	2,434
2.38%, 2/10/23 (b)	590	589
Hyundai Capital Services, Inc.
2.13%, 4/24/25 (b)	1,000	915
Imperial Brands Finance PLC
3.13%, 7/26/24 (b)	2,015	1,927
International Flavors & Fragrances, Inc.
1.23%, 10/1/25 (b)	2,250	1,990
JDE Peet's NV
0.80%, 9/24/24 (b)	3,025	2,765
Kinder Morgan, Inc.
1.75%, 11/15/26	2,640	2,334
Mitsubishi Corp.
1.13%, 7/15/26 (b)	2,610	2,292
Mondelez International Holdings Netherlands BV,
1.25%, 9/24/26 (b)	2,910	2,533
2.25%, 9/19/24 (b)	950	904
Mercedes-Benz Finance North America LLC
3.30%, 5/19/25 (b)	2,510	2,417
NBN Co. Ltd.
1.45%, 5/5/26 (b)	2,770	2,447
Nissan Motor Co. Ltd.
3.04%, 9/15/23 (b)	2,640	2,587
NongHyup Bank
1.25%, 7/20/25 (b)	690	625
NTT Finance Corp.
1.16%, 4/3/26 (b)	6,790	6,013
Nucor Corp.
2.00%, 6/1/25	975	908
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.70%, 5/1/25	1,540	1,451
PerkinElmer, Inc.
0.85%, 9/15/24	3,440	3,190
Pioneer Natural Resources Co.
1.13%, 1/15/26	4,490	4,007

Morgan Stanley Institutional Fund Trust

Short Duration Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2022 (unaudited)(cont’d)

Royalty Pharma PLC
1.20%, 9/2/25	1,475	1,321
Sealed Air Corp.
1.57%, 10/15/26 (b)	1,725	1,492
Siemens Financieringsmaatschappij NV
3.25%, 5/27/25 (b)	1,000	966
Silgan Holdings, Inc.
1.40%, 4/1/26 (b)	1,875	1,656
Skyworks Solutions, Inc.
0.90%, 6/1/23	1,750	1,716
Sonoco Products Co.
1.80%, 2/1/25	1,460	1,358
TD SYNNEX Corp.
1.25%, 8/9/24	5,815	5,404
TSMC Global Ltd.
0.75%, 9/28/25 (b)	1,575	1,422
VICI Properties LP
4.38%, 5/15/25	1,880	1,828
Warnermedia Holdings, Inc.
3.43%, 3/15/24 (b)	2,110	2,049
Williams Cos., Inc.
4.30%, 3/4/24	1,330	1,314
Zimmer Biomet Holdings, Inc.
1.45%, 11/22/24	2,400	2,233
		108,935
Utilities (2.3%)
Ameren Corp.
2.50%, 9/15/24	2,510	2,403
American Electric Power Co., Inc.,
Series N
1.00%, 11/1/25	1,500	1,341
Dominion Energy, Inc.,
Series A
1.45%, 4/15/26	2,355	2,099
NextEra Energy Capital Holdings, Inc.
1.88%, 1/15/27	2,825	2,504
Southern Co.
4.48%, 8/1/24 (d)	1,175	1,161
		9,508
		238,007
Mortgages - Other (12.8%)
Ajax Mortgage Loan Trust,
1.07%, 9/25/65 (b)(c)	744	648
1.70%, 5/25/59 (b)	546	460
2.24%, 6/25/66 (b)	726	685
BRAVO Residential Funding Trust
2.00%, 5/25/59 (b)(c)	699	614
Brean Asset Backed Securities Trust,
1.40%, 10/25/63 (b)(c)	1,748	1,497
1.75%, 10/25/61 (b)(c)	1,819	1,598
Bunker Hill Loan Depositary Trust
1.72%, 2/25/55 (b)(c)	237	220
Cascade Funding Mortgage Trust,
0.90%, 6/25/36 (b)(c)	1,267	1,204
1.37%, 2/25/31 (b)(c)	1,600	1,505
1.94%, 9/25/50 (b)(c)	1,413	1,274
2.72%, 12/26/30 (b)(c)	1,625	1,510

Morgan Stanley Institutional Fund Trust

Short Duration Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2022 (unaudited)(cont’d)

2.80%, 6/25/69 (b)(c)	258	250
4.00%, 10/25/68 (b)(c)	275	266
Cascade MH Asset Trust
4.25%, 8/25/54 (b)	1,572	1,381
CHL Mortgage Pass-Through Trust
5.50%, 5/25/34	40	38
CIM Trust 2021-NR2,
2.57%, 7/25/59 (b)	1,010	951
Credit Suisse Mortgage Capital Certificates,
0.94%, 5/25/66 (b)(c)	925	716
1.18%, 2/25/66 (b)(c)	807	666
Finance of America HECM Buyout
4.00%, 12/25/24 (b)(c)	2,467	2,421
FMC GMSR Issuer Trust,
3.85%, 10/25/26 (b)(c)	1,700	1,368
4.45%, 1/25/26 (b)(c)	1,500	1,314
7.90%, 7/25/27 (b)	1,600	1,510
Class A
3.62%, 7/25/26 (b)(c)	1,550	1,263
Headlands Residential 2021-RPL1 LLC
2.49%, 9/25/26 (b)(c)	1,940	1,814
Homeward Opportunities Fund Trust
3.23%, 8/25/25 (b)	569	569
Imperial Fund Mortgage Trust,
1.38%, 10/25/55 (b)(c)	453	399
1.60%, 11/25/56 (b)(c)	903	747
2.49%, 2/25/67 (b)(c)	1,378	1,200
Legacy Mortgage Asset Trust
3.25%, 2/25/60 (b)	891	875
LHOME Mortgage Trust
2.09%, 2/25/26 (b)(c)	700	666
New Residential Mortgage Loan Trust,
3.75%, 5/28/52 – 8/25/55(b)(c)	118	110
3.93%, 9/25/57 (b)(c)	223	206
NewRez Warehouse Securitization Trust
1 Month USD LIBOR + 0.75%, 5.14%, 5/25/55 (b)(c)	1,275	1,259
NYMT Loan Trust
2.94%, 10/25/60 (b)(c)	1,552	1,497
Oceanview Mortgage Loan Trust
1.73%, 5/28/50 (b)(c)	284	254
Pepper Residential Securities Trust,
1 Month USD LIBOR + 0.93%, 5.20%, 3/12/61 (b)(c)	98	98
1 Month USD LIBOR + 0.88%, 5.21%, 1/16/60 (b)(c)	24	24
1 Month USD LIBOR + 0.95%, 5.29%, 8/18/60 (b)(c)	56	56
1 Month USD LIBOR + 1.00%, 5.35%, 6/20/60 (b)(c)	49	48
Preston Ridge Partners LLC,
1.74%, 9/25/26 (b)(c)	1,031	920
1.87%, 8/25/26 (b)	1,423	1,282
2.12%, 1/25/26 – 3/25/26(b)(c)	1,182	1,076
2.36%, 10/25/26 (b)	1,336	1,213
Pretium Mortgage Credit Partners I LLC
2.24%, 9/27/60 (b)	558	510
Residential Mortgage Loan Trust
1.65%, 5/25/60 (b)(c)	260	250
RESIMAC Bastille Trust,
1 Month USD LIBOR + 0.85%, 5.02%, 12/5/59 (b)(c)	26	26
1 Month USD LIBOR + 0.93%, 5.10%, 9/5/57 (b)(c)	80	80
RESIMAC Premier Trust
1 Month USD LIBOR + 0.95%, 5.22%, 2/10/51 (b)(c)	81	81
RMF Buyout Issuance Trust
1.72%, 10/25/50 (b)(c)	1,706	1,562

Morgan Stanley Institutional Fund Trust

Short Duration Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2022 (unaudited)(cont’d)

RMF Proprietary Issuance Trust,
2.13%, 9/25/61 (b)(c)	1,587	1,273
4.00%, 8/25/62 (b)(c)	2,225	2,004
Sequoia Mortgage Trust
1 Month USD LIBOR + 0.62%, 4.97%, 8/20/34 (c)	89	83
Stanwich Mortgage Loan Co. LLC
2.74%, 10/16/26 (b)	1,449	1,283
Towd Point HE Trust
0.92%, 2/25/63 (b)(c)	988	928
Towd Point Mortgage Trust,
1.75%, 10/25/60 (b)	554	476
2.75%, 4/25/57 (b)(c)	13	12
1 Month USD LIBOR + 0.60%, 3.77%, 2/25/57 (b)(c)	71	70
TVC Mortgage Trust
3.47%, 9/25/24 (b)	88	88
VCAT Asset Securitization, 2021-NPL6 LLC
1.92%, 9/25/51 (b)	1,579	1,382
Verus Securitization Trust
1.03%, 2/25/66 (b)(c)	654	550
VOLT XCIII LLC
1.89%, 2/27/51 (b)	871	780
VOLT XCIV LLC
2.24%, 2/27/51 (b)	1,015	923
VOLT XCIX LLC
2.12%, 4/25/51 (b)	1,333	1,185
VOLT XCVI LLC
2.12%, 3/27/51 (b)	951	866
		52,084
Municipal Bond (0.0%) (a)
Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Bonds, Series 2021
1.85%, 6/1/31	190	187

Sovereign (0.4%)
Korea National Oil Corp.
0.88%, 10/5/25 (b)	1,680	1,488

Supranational (0.4%)
Corp. Andina de Fomento
1.63%, 9/23/25	1,750	1,587

U.S. Treasury Security (4.2%)
U.S. Treasury Notes
4.50%, 11/30/24	17,100	17,102
Total Fixed Income Securities (Cost $428,642)		398,688

Shares
Short-Term Investments (1.4%)
Investment Company (1.0%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (e) (Cost $3,880)	3,880,431	3,880

	Face
	Amount
	(000)
U.S. Treasury Security (0.4%)
U.S. Treasury Bill
3.84%, 3/16/23 (f) (Cost $1,518)	$1,530	1,517
Total Short-Term Investments (Cost $5,398)		5,397
Total Investments (99.6%) (Cost $434,040) (g)(h)(i)		404,085
Other Assets in Excess of Liabilities (0.4%)		1,485
Net Assets (100.0%)		$405,570

Morgan Stanley Institutional Fund Trust

Short Duration Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2022 (unaudited)(cont’d)

(a)	Amount is less than 0.05%.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	Floating or variable rate securities: The rates disclosed are as of December 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(d)	Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of December 31, 2022. Maturity date disclosed is the ultimate maturity date.
(e)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended December 31, 2022, advisory fees paid were less than $2,000 relating to the Fund's investment in the Liquidity Funds.
(f)	Rate shown is the yield to maturity at December 31, 2022.
(g)	Securities are available for collateral in connection with futures contracts.
(h)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended December 31, 2022, the Fund did not engage in any cross-trade transactions.
(i)	At December 31, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $160,000 and the aggregate gross unrealized depreciation is approximately $30,016,000, resulting in net unrealized depreciation of approximately $29,856,000.
@	Face Amount/Value is less than $500.
CLO	Collateralized Loan Obligation.
CMT	Constant Maturity Treasury Note Rate.
LIBOR	London Interbank Offered Rate.
REMIC	Real Estate Mortgage Investment Conduit.
SOFR	Secured Overnight Financing Rate.
USD	United States Dollar.

Futures Contracts:

The Fund had the following futures contracts open at December 31, 2022:

	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation (000)
Long:
U.S. Treasury 2 yr. Note (United States)	364	Mar-23	$72,800	$74,648	$39

Short:
U.S. Treasury 5 yr. Note (United States)	360	Mar-23	(36,000)	(38,855)	39
U.S. Treasury 10 yr. Note (United States)	79	Mar-23	(7,900)	(8,871)	21
					$99

Portfolio Composition

Classification	Percentage of Total Investments
Finance	29.6%
Industrials	27.0
Asset-Backed Securities	15.8
Mortgages - Other	12.9
Other*	7.9
Commercial Mortgage-Backed Securities	5.5
Short-Term Investments	1.3
Total Investments	100.0	%**

*	Industries and/or investment types representing less than 5% of total investments.
**	Does not include open long/short futures contracts with a value of approximately $122,374,000 and total unrealized appreciation of approximately $99,000.

Morgan Stanley Institutional Fund Trust

Ultra-Short Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2022 (unaudited)

	Face
	Amount	Value
	(000)	(000)
Certificates of Deposit (13.2%)
Domestic Banks (5.4%)
Citibank NA
3.85%, 7/28/23	$150,000	$148,796
First Republic Bank
4.40%, 1/4/23	462,000	462,000
		610,796
International Banks (7.8%)
National Bank of Kuwait Sakp,
5.07%, 3/23/23	300,000	300,067
5.95%, 12/14/23	200,000	200,387
Qatar National Bank
1.10%, 1/31/23	110,000	109,568
Sumitomo Mitsui Banking Corp.
2.70%, 4/26/23	125,000	124,141
Svenska Handelsbanken AB
3.91%, 7/19/23	71,000	70,518
Toronto-Dominion Bank
2.61%, 5/22/23	90,000	89,169
		893,850
Total Certificates of Deposit (Cost $1,507,905)		1,504,646

Commercial Paper (a) (34.7%)
Asset-Backed Diversified Financial Services (4.7%)
Atlantic Asset Securitization LLC,
5.44%, 5/3/23 – 6/12/23	140,000	137,455
Barton Capital Corp.,
4.37%, 1/4/23	11,000	10,993
4.82%, 3/22/23	75,000	74,208
LMA Americas LLC,
4.84%, 3/21/23	75,000	74,222
5.27%, 6/22/23	35,000	34,162
5.37%, 5/23/23	50,000	49,013
5.44%, 5/5/23 – 7/6/23	112,000	109,414
5.49%, 7/25/23	40,000	38,847
Starbird Funding Corp.
5.18%, 6/20/23	2,000	1,953
		530,267
Automobiles (1.1%)
American Honda Finance Corporation,
5.08%, 3/10/23 – 3/13/23	100,000	99,046
5.09%, 3/6/23 – 3/10/23	14,750	14,616
Toyota Credit Canada Inc.
3.55%, 1/11/23	10,000	9,985
		123,647
Chemicals (1.0%)
Nutrien Ltd.,
5.24%, 3/23/23 – 3/24/23	115,000	113,683

Morgan Stanley Institutional Fund Trust

Ultra-Short Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2022 (unaudited)(cont’d)

Computer Technology (0.2%)
Fidelity National Information Services, Inc.
5.14%, 3/22/23	25,000	24,717

Domestic Banks (4.3%)
HSBC USA, Inc.,
3.08%, 4/28/23	35,000	34,441
3.41%, 6/9/23	152,500	149,102
4.23%, 8/4/23	110,000	106,594
4.26%, 7/6/23	22,500	21,902
4.41%, 8/11/23	18,000	17,423
6.07%, 12/15/23	75,000	71,138
6.09%, 12/8/23	74,000	70,267
6.10%, 11/14/23	25,000	23,760
		494,627
Finance (8.3%)
Barclays Capital, Inc.,
4.23%, 7/19/23	67,500	65,565
5.76%, 12/19/23	100,000	94,772
5.81%, 12/28/23	100,000	94,627
5.83%, 12/18/23	32,000	30,332
5.95%, 11/22/23	75,000	71,402
CDP Financial, Inc.,
3.92%, 6/22/23	90,000	87,883
3.93%, 6/21/23	115,000	112,312
3.95%, 6/13/23	90,000	88,005
4.13%, 8/21/23	50,000	48,377
Citigroup Global Markets, Inc.,
4.06%, 5/17/23	1,000	981
5.55%, 12/14/23	9,350	8,872
PSP Capital Inc.,
4.06%, 8/16/23	150,000	145,322
4.09%, 8/17/23	96,000	92,992
		941,442
Health Care Services (0.8%)
Catholic Health Initiatives,
5.03%, 3/22/23	30,000	29,610
5.04%, 3/23/23	9,887	9,757
5.52%, 6/15/23	50,000	48,673
		88,040
Industrials (1.9%)
Fiserv, Inc.
5.14%, 3/23/23	52,000	51,401
Parker-Hannifin Corp.,
5.09%, 3/22/23 – 3/23/23	46,000	45,472
Reckitt Benckiser Treasury Services PLC
5.05%, 3/23/23	64,000	63,300
Wal Mart Stores, Inc.
4.37%, 1/4/23	16,000	15,990
Waste Management, Inc.
5.13%, 3/23/23	45,750	45,225
		221,388
Insurance (0.6%)
Pricoa Short Term Funding LLC,
4.17%, 7/13/23	5,000	4,864

Morgan Stanley Institutional Fund Trust

Ultra-Short Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2022 (unaudited)(cont’d)

5.00%, 9/8/23	33,000	31,822
5.07%, 9/22/23	30,000	28,864
		65,550
International Banks (11.8%)
Barclays Bank PLC,
2.60%, 4/20/23 (b)	100,000	99,257
4.72%, 2/7/23 (b)	2,000	1,990
BPCE SA
5.53%, 9/8/23	45,000	43,376
Landesbank Baden-Wuerttemberg
4.42%, 2/2/23	300,000	298,769
Lloyds Bank PLC
5.44%, 10/3/23 (c)	75,000	72,044
Mizuho Bank Ltd.,
4.43%, 2/1/23	50,000	49,799
4.87%, 3/23/23	50,000	49,456
National Australia Bank Ltd.
3.92%, 6/15/23	137,000	133,874
Societe Generale SA
5.90%, 11/10/23 (b)	160,000	152,412
Sumitomo Mitsui Trust Bank Ltd.,
4.44%, 1/19/23 – 1/20/23	325,000	324,200
Suncorp Group Ltd.,
5.47%, 5/8/23 – 5/9/23	110,000	107,963
Toronto-Dominion Bank
5.61%, 9/29/23	10,000	9,615
		1,342,755
Total Commercial Paper (Cost $3,953,991)		3,946,116

Corporate Bonds (0.7%)
Computer Technology (0.2%)
Fidelity National Information Services, Inc.
0.38%, 3/1/23	22,000	21,835

Domestic Bank (0.2%)
Truist Bank
3.00%, 2/2/23	25,000	24,964

International Banks (0.3%)
Banque Federative du Credit Mutuel SA
3.75%, 7/20/23 (b)	3,000	2,977
Goldman Sachs Group, Inc.
0.52%, 3/8/23	25,000	24,809
UBS AG
0.38%, 6/1/23 (b)	1,275	1,250
		29,036
Total Corporate Bonds (Cost $75,832)		75,835

Floating Rate Notes (d) (38.8%)
Asset-Backed Diversified Financial Services (0.5%)
Collateralized Commercial Paper FLEX Co. LLC,
SOFR + 0.38%, 4.68%, 3/23/23 (b)	5,000	5,001

Morgan Stanley Institutional Fund Trust

Ultra-Short Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2022 (unaudited)(cont’d)

Fairway Finance Co. LLC,
SOFR + 0.73%, 5.03%, 6/15/23 (b)	50,000	50,068
		55,069
Automobiles (1.1%)
Toyota Motor Credit Corp.
5.05%, 12/11/23	123,360	123,565

Domestic Banks (2.4%)
Bank of America NA
5.05%, 8/4/23	95,000	95,106
Bank of America Securities, Inc.,
4.90%, 3/3/23	20,000	20,009
5.12%, 10/20/23	125,000	125,183
Citibank NA,
SOFR + 0.63%, 4.93%, 9/26/23	36,000	35,995
		276,293
Finance (1.0%)
American Express Co.,
SOFR + 0.23%, 4.30%, 11/3/23	15,249	15,178
CDP Financial, Inc.,
SOFR + 0.80%, 5.10%, 11/1/23 (b)	50,000	50,078
Citigroup Global Markets Holdings, Inc.,
SOFR + 0.78%, 4.55%, 7/10/23	50,000	50,045
		115,301
International Banks (33.8%)
Bank of Montreal,
SOFR + 0.27%, 4.06%, 4/14/23	2,078	2,075
SOFR + 0.27%, 4.58%, 9/15/23	1,008	1,005
SOFR + 0.70%, 5.00%, 5/8/23	50,000	50,059
SOFR + 0.75%, 5.05%, 12/1/23	200,000	200,235
SOFR + 0.80%, 5.10%, 11/7/23	75,500	75,614
Bank of Nova Scotia,
SOFR + 0.55%, 4.86%, 9/15/23	32,234	32,198
SOFR + 0.60%, 4.90%, 5/15/23	100,000	100,099
SOFR + 0.75%, 5.05%, 8/1/23 – 12/4/23	190,000	190,301
Barclays Bank PLC,
5.05%, 10/4/23 – 10/5/23 (b)	75,000	75,021
BNZ International Funding Ltd.,
SOFR + 0.72%, 4.44%, 7/12/23 (b)	75,000	75,073
SOFR + 0.72%, 4.59%, 4/21/23 (b)	95,500	95,602
BPCE SA,
SOFR + 0.65%, 4.95%, 9/13/23 (b)	396,000	396,276
4.98%, 9/1/23 (b)	115,000	115,121
Canadian Imperial Bank of Commerce,
SOFR + 0.34%, 4.66%, 6/22/23	4,980	4,973
SOFR + 0.74%, 5.04%, 8/3/23	25,000	25,066
SOFR + 0.80%, 5.10%, 10/20/23	200,000	200,521
DNB Bank ASA,
SOFR + 0.70%, 5.00%, 7/27/23 (b)	25,000	25,047
Macquarie Bank Ltd.,
SOFR + 0.65%, 4.95%, 6/21/23 (b)	75,000	75,091
SOFR + 0.77%, 5.07%, 8/2/23 (b)	148,000	148,259
SOFR + 0.78%, 5.08%, 8/4/23 (b)	195,000	195,351
Royal Bank of Canada,
SOFR + 0.45%, 4.40%, 10/26/23	33,139	33,065
SOFR + 0.72%, 5.02%, 12/7/23 (b)	50,000	50,048

Morgan Stanley Institutional Fund Trust

Ultra-Short Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2022 (unaudited)(cont’d)

SOFR + 0.75%, 5.05%, 11/29/23 (b)	100,000	100,128
Skandinaviska Enskilda Banken AB,
SOFR + 0.69%, 4.99%, 8/16/23	150,000	150,169
SOFR + 0.70%, 5.00%, 8/11/23 (b)	250,000	250,328
Societe Generale SA,
SOFR + 0.82%, 5.12%, 12/11/23 (b)	22,000	22,043
SOFR + 0.90%, 5.20%, 11/20/23 (b)	90,000	90,239
Sumitomo Mitsui Banking Corp.,
SOFR + 0.59%, 4.89%, 9/22/23	18,000	18,004
SOFR + 0.80%, 5.10%, 8/1/23	20,000	20,041
SOFR + 0.92%, 5.22%, 11/30/23	150,000	150,413
SOFR + 0.95%, 5.25%, 10/25/23	101,000	101,288
Svenska Handelsbanken AB,
SOFR + 0.72%, 5.02%, 12/5/23	190,000	190,205
SOFR + 0.75%, 5.05%, 7/28/23 (b)	98,000	98,157
SOFR + 0.75%, 5.05%, 8/2/23	50,000	50,077
Swedbank AB Sparbanken Sverige,
SOFR + 0.70%, 5.00%, 7/14/23	27,500	27,543
UBS AG,
SOFR + 0.82%, 4.64%, 10/17/23 (b)	96,000	96,131
SOFR + 0.64%, 4.96%, 6/21/23 (b)	190,000	190,069
Westpac Banking Corp.,
SOFR + 0.50%, 4.80%, 3/21/23 (b)	12,500	12,505
SOFR + 0.72%, 5.02%, 8/2/23 – 8/4/23(b)	116,500	116,716
		3,850,156
Total Floating Rate Notes (Cost $4,414,345)		4,420,384

Repurchase Agreements (12.3%)
Bank of America Securities, Inc., (4.72%, dated 1/27/22, due 1/27/23; proceeds $314,357; fully collateralized by various Common Stocks and Preferred Stocks; valued at $315,000) (Demand 1/3/23) (e)	300,000	300,000
BMO Capital Markets Corp, (4.42%, dated 12/30/22, due 1/3/23; proceeds $1,000; fully collateralized by a U.S. Government Security, 3.07% due 11/28/33, U.S. Government obligations, 0.00% - 2.50% due 2/23/23 - 2/15/49 and Corporate Bonds, 1.15% - 8.91% due 10/26/23 - 2/1/41; valued at $ 1,049)	1,000	1,000
BNP Paribas, (4.53%, dated 6/29/22, due 1/6/23; proceeds $235,528; fully collateralized by various by various Corporate Bonds 1.70% - 11.00% due 3/1/24 - 6/15/76; valued at $243,791) (Demand 1/3/23) (e)	230,000	230,000
BNP Paribas, (4.59% ,dated 5/16/22, due 1/6/23; proceeds $82,397; fully collateralized by various Corporate Bonds 1.40% - 9.50% due 3/15/23 - 9/15/79; valued at $84,699) (Demand 1/3/23) (e)	80,000	80,000
Citigroup Global Markets Holdings, Inc., (4.93%, dated 11/14/22, due 4/4/23; proceeds $203,862; fully collateralized by various by various Corporate Bonds, 2.38% - 13.38% due 5/15/23 - 12/21/65 and U.S. Government agency securities, 4.62% - 4.69% due 8/20/67- 10/20/67; valued at $210,418) (Demand 1/3/23) (e)	200,000	200,000
JP Morgan Securities LLC, (4.57%, dated 11/17/21, due 1/6/23; proceeds $73,688; fully collateralized by various Common Stocks and Preferred Stocks; valued at $ 73,793) (Demand 1/3/23) (e)	70,000	70,000
JP Morgan Securities LLC, (4.70%, dated 7/14/22, due 3/6/23; proceeds $298,897; fully collateralized by various Corporate Bonds, 2.65% - 11.13% due 4/1/23 - 12/15/65; valued at $308,631) (Demand 1/3/23) (e)	290,000	290,000
Pershing LLC, (4.63%, dated 12/30/22, due 1/3/23; proceeds $25,013; fully collateralized by various Corporate Bonds, 0.25% - 7.95% due 1/6/23 - 11/1/66; valued at $26,411)	25,000	25,000

Morgan Stanley Institutional Fund Trust

Ultra-Short Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2022 (unaudited)(cont’d)

Societe Generale SA, (4.47%, dated 12/30/22, due 1/3/23; proceeds $17,008; fully collateralized by various Corporate Bonds, 3.95% - 8.88% due 3/15/23 - 1/22/30; valued at $18,030)	17,000	17,000
Wells Fargo Securities LLC, (4.85%, dated 12/9/22, due 3/9/23; proceeds $50,606; fully collateralized by various Corporate Bonds, 1.79% - 5.95% due 5/22/23 - 4/22/61; Common Stocks and Preferred Stocks; valued at $52,500) (e)	50,000	50,000
Wells Fargo Securities LLC, (4.85%, dated 12/9/22, due 3/9/23; proceeds $135,625; fully collateralized by various Common Stocks and Preferred Stock; valued at $140,700) (e)	134,000	134,000
Total Repurchase Agreements (Cost $1,397,000)		1,397,000

Time Deposit (0.0%) (f)
International Bank (0.0%) (f)
Credit Agricole CIB (Grand Cayman)
4.29%, 1/3/23 (Cost $1,000)	1,000	1,000
Total Investments (99.7%) (Cost $11,350,073) (g)(h)(i)		11,344,981
Other Assets in Excess of Liabilities (0.3%)		28,840
Net Assets (100.0%)		$11,373,821

(a)	The rates shown are the effective yields at the date of purchase.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	All or a portion of the security is subject to delayed delivery.
(d)	Floating or variable rate securities: The rates disclosed are as of December 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(e)	Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of December 31, 2022.
(f)	Amount is less than 0.05%.
(g)	Securities are available for collateral in connection with securities purchased on a forward commitment basis.
(h)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended December 31, 2022, the Fund did not engage in any cross-trade transactions.
(i)	At December 31, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $7,351,000 and the aggregate gross unrealized depreciation is approximately $12,443,000, resulting in net unrealized depreciation of approximately $5,092,000.

SOFR	Secured Overnight Financing Rate.

Portfolio Composition

Classification	Percentage of Total Investments
Floating Rate Notes	39.0%
Commercial Paper	34.8
Certificates of Deposit	13.2
Repurchase Agreements	12.3
Other*	0.7
Total Investments	100.0%

* Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund Trust

Ultra-Short Municipal Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2022 (unaudited)

	Face
	Amount	Value
	(000)	(000)
Weekly Variable Rate Bonds (a) (54.5%)
County of Clark, NV,
Nevada Industrial Development Revenue Bonds
3.65%, 3/1/38	$6,500	$6,500
County of Liberty, FL,
Industrial Development Revenue Bonds
Georgia Pacific Corp.
Ser 2004
3.80%, 10/1/28	4,500	4,500
County of Perry, MS,
Mississippi Pollution Control Refunding Revenue Bonds
Leaf River Cellulose, LLC Project
Ser 2021
3.75%, 10/1/41	4,000	4,000
Daviess County, KY,
Solid Waste Disposal Facilities Revenue
Ser 1993-A (AMT)
3.46%, 12/1/23	5,000	5,000
Iowa State Finance Authority, LA,
Midwestern Disaster Area Revenue Bonds
Archer-Daniels-Midland Company Project
Ser 2012
3.77%, 12/1/45	3,500	3,500
Solid Waste Facilities Revenue Bonds
Mid America Energy Company Project
Ser 2016 B (AMT)
3.91%, 12/1/46	3,500	3,500
Ser 2017 (AMT)
3.90%, 12/1/47	3,000	3,000
Kentucky Economic Development Finance Authority, KY,
Catholic Health Initiatives
Ser 2004 C
4.00%, 5/1/34	5,000	5,000
Metropolitan Washington Airports Authority, DC,
Airport System Subser 2011 A-1
3.70%, 10/1/39	6,100	6,100
New York State Energy Research & Development Authority Facilities, NY,
Consolidated Edison Co
Ser 2004 Subser C-3 (AMT)
3.68%, 11/1/39	6,000	6,000
Parish of St. James, LA,
State of Louisiana Revenue Bonds, Nucor Steel Louisiana LLC Project,
Gulf Opportunity Zone Bonds
Ser 2010B-1
4.10%, 11/1/40	4,500	4,500
Port of Tacoma, WA,
Subordinate Lien Revenue Refunding Bonds
Ser 2008 (AMT)
3.64%, 12/1/35	6,600	6,600
RBC Municipal Products Inc Trust, CO,
City and County of Denver Airport System –
Subordinate Bonds Floater Certificates
Ser 2019-G114
3.91%, 12/1/26 (b)	800	800

Morgan Stanley Institutional Fund Trust

Ultra-Short Municipal Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2022 (unaudited)(cont’d)

RBC Municipal Products Inc Trust, MO,
Health And Educational Facilities Authority of The State of Missouri SSM
Health Ser 2019 A Floater
Certificates Ser 2019-C17
3.70%, 12/1/39 (b)	3,000	3,000
RBC Municipal Products Inc Trust, NY,
New York City Variable Ser 2006 Subser I-5 Floater
Certificates Ser 2019-E133
3.69%, 5/1/23 (b)	4,000	4,000
RBC Municipal Products Inc Trust, SC,
Transportation Infrastructure Bank Ser 2017 A Floater
Certificates Ser 2019-G109
3.86%, 10/1/25 (b)	525	525
RBC Municipal Products Inc Trust, TX,
Various States Certificates
E-140
3.69%, 10/1/24 (b)	2,000	2,000
E-150
3.69%, 5/1/27 (b)	4,000	4,000
E-154
3.76%, 6/1/28 (b)	7,800	7,800
Utah Water Finance Agency, UT,
Ser 2008 B
3.70%, 10/1/37	5,840	5,840
Washington County, NE,
Nebraska Industrial Development Revenue Bonds
Ser 2010 B
3.50%, 12/1/40	1,500	1,500
Total Weekly Variable Rate Bonds (Cost $87,665)		87,665

Commercial Paper (c) (17.4%)
Austin Texas Utility System
Revenue IAM Commercial Paper
3/A2 Ser A
3.00%, 2/2/23	5,000	5,000
King Country Wash IAM Commercial Paper
3/A2 Ser A IAM 103
2.03%, 1/5/23	5,000	4,999
Lincoln Nebraska Electric System
Revenue IAM Commercial Paper
3/A2 Ser 1995
2.65%, 4/20/23	3,000	2,995
Mercer County Pollution Control
Revenue IAM Commercial Paper
3/A2 Ser 1 ND
2.95%, 2/15/23	4,000	3,995
Metropolitan Government Nashville & Davidson Country,
Water & Sewer Revenue IAM Commercial Paper
3/A2
3.40%, 2/16/23	3,000	2,998
NC Electric Membership Corp.
2.15%, 1/3/23	4,000	3,999
Omeha Pub PWR District Nebraska Electric System,
Revenue IAM Commercial Paper
3/A2 Ser A,
2.60%, 2/8/23	2,000	1,998
3.45%, 3/3/23	2,000	2,000
Total Commercial Paper (Cost $28,000)		27,984

Morgan Stanley Institutional Fund Trust

Ultra-Short Municipal Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2022 (unaudited)(cont’d)

Floating Rate Notes (a) (11.8%)
Indiana Finance Authority, IN,
Economic Development Refunding Revenue Bonds
Ser 2010A (AMT)
3.40%, 5/1/34	1,000	999
Michigan Finance Authority, MI,
Hospital Revenue Bonds Trinity Health Credit Group
Ser 2015
4.51%, 12/1/39	2,000	2,004
Mission Economic Development Corporation, TX,
Solid Waste Disposal Revenue Refunding Bonds
Republic Services Inc. Ser 2012
4.10%, 1/1/26 (b)	1,000	1,000
New York City Cultural Resources Trust, NY,
American Museum of Natural History
Ser 2014 B-1
4.00%, 4/1/44	3,000	3,000
New York State Environmental Facilities Corp., NY,
Solid Waste Disposal Refunding Revenue Bonds
Waste Management Inc. Project 2012 (AMT)
4.00%, 5/1/30	7,000	7,000
Pennsylvania Economic Development Financing Authority, PA,
Solid Waste Disposal Refunding Revenue Bonds
Ser 2019A (AMT)
3.88%, 4/1/34	2,000	2,000
The Industrial Development Authority of The City of Phoenix, AZ,
Solid Waste Disposal Revenue Refunding Bonds
Ser 2013 (AMT)
4.10%, 12/1/35	3,000	3,000
Total Floating Rate Notes (Cost $19,004)		19,003

Closed-End Investment Companies (a) (6.2%)
Nuveen AMT-Free Municipal Credit Income Fund, OT,
MFP Share Ser B
4.11%, 3/1/29 (b)	5,000	5,000
Nuveen New York AMT-Free Quality Municipal Income Fund,
800 Ser E (AMT)
4.11%, 5/1/47 (b)	5,000	5,000
Total Closed-End Investment Companies (Cost $10,000)		10,000

Daily Variable Rate Bonds (a) (4.7%)
County of Bay, FL,
Florida Industrial Development Revenue Bonds
Gulf Power Company Project
Ser 2020 (AMT)
3.70%, 6/1/50	5,800	5,800
West Jefferson, AL,
Industrial Development Board
Solid Waste Disposal Revenue Alabama Power- Miller Plant
Ser 2008 (AMT)
3.74%, 12/1/38	1,700	1,700
Total Daily Variable Rate Bonds (Cost $7,500)		7,500

Municipal Bonds & Notes (3.4%)
City of Houston, TX,
Texas Public Improvement Refunding Bonds
Ser 2016A
5.00%, 3/1/23	3,000	3,010

Morgan Stanley Institutional Fund Trust

Ultra-Short Municipal Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2022 (unaudited)(cont’d)

County of Clark, NV,
Airport System Junior Subordinate Lien Revenue Notes
Ser 2021B
5.00%, 7/1/23	2,400	2,417
Total Municipal Bonds & Notes (Cost $5,428)		5,427
Total Investments (98.0%) (Cost $157,597) (d)(e)		157,579
Other Assets in Excess of Liabilities (2.0%)		3,270
Net Assets (100.0%)		$160,849

(a)	Floating or variable rate securities: The rates disclosed are as of December 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	The rates shown are the effective yields at the date of purchase.
(d)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended December 31, 2022, the Fund did not engage in any cross-trade transactions.
(e)	At December 31, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $0 and the aggregate gross unrealized depreciation is approximately $18,000, resulting in net unrealized depreciation of approximately $18,000.

AMT	Alternative Minimum Tax.
MFP	Municipal Fund Preferred.

Portfolio Composition

Classification	Percentage of Total Investments
Weekly Variable Rate Bonds	55.6%
Commercial Paper	17.8
Floating Rate Notes	12.1
Closed-End Investment Companies	6.3
Others*	8.2
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund Trust

Notes to the Portfolio of Investments ▪ December 31, 2022 (unaudited)

Security Valuation: (1) Fixed income securities may be valued by an outside pricing service/vendor approved by the Trust's Board of Trustees (the "Trustees"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Limited (“MSIM Limited”) (the “Sub-Adviser”), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or is unable to provide a price, prices from brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers/dealers; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (4) certain senior collateralized loans ("Senior Loans") are valued based on quotations received from an independent pricing service; (5) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (6) OTC swaps may be valued by an outside pricing service approved by the Trustees or quotes from a broker/dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (7) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a broker/dealer or valued by a pricing service/vendor; (8) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser or the Sub-Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange (“NYSE”). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (9) foreign exchange transactions ("spot contracts") and foreign exchange forward contracts ("forward contracts") are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (10) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

In connection with Rule 2a-5 of the Act, which became effective September 8, 2022, the Trustees have designated the Trust's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Trust's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Trust’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Trust to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Fair Value Measurement: FASB ASC 820, "Fair Value Measurement" (“ASC 820”), defines fair value as the price that would be received to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2022:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)

Core Plus Fixed Income
Assets:
Fixed Income Securities
Agency Fixed Rate Mortgages	$—	$124,449	$—	$124,449
Asset-Backed Securities	—	80,061	—	80,061
Collateralized Mortgage Obligations - Agency Collateral Series	—	175	—	175
Commercial Mortgage-Backed Securities	—	95,298	—	95,298
Corporate Bonds	—	160,559	—	160,559
Mortgages - Other	—	103,303	—	103,303
Municipal Bonds	—	4,557	—	4,557
Sovereign	—	19,234	—	19,234
Supranational	—	1,282	—	1,282
Variable Rate Senior Loan Interests	—	914	—	914
Total Fixed Income Securities	—	589,832	—	589,832
Short-Term Investments
Investment Company	81,513	—	—	81,513
U.S. Treasury Securities	—	7,738	—	7,738
Total Short-Term Investments	81,513	7,738	—	89,251
Foreign Currency Forward Exchange Contracts	—	625	—	625
Futures Contracts	357	—	—	357
Total Assets	81,870	598,195	—	680,065
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(2,576)	—	(2,576)
Futures Contracts	(1,101)	—	—	(1,101)
Credit Default Swap Agreement	—	(638)	—	(638)
Total Liabilities	(1,101)	(3,214)	—	(4,315)
Total	$80,769	$594,981	$—	$675,750

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2022:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)

Corporate Bond
Assets:
Fixed Income Securities
Commercial Mortgage-Backed Securities	$—	$3,096	$—	$3,096
Corporate Bonds	—	118,873	—	118,873
Total Fixed Income Securities	—	121,969	—	121,969
Short-Term Investments
Investment Company	2,561	—	—	2,561
U.S. Treasury Security	—	1,850	—	1,850
Total Short-Term Investments	2,561	1,850	—	4,411
Foreign Currency Forward Exchange Contracts	—	—@	—	—@
Futures Contracts	325	—	—	325
Total Assets	2,886	123,819	—	126,705
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(87)	—	(87)
Futures Contracts	(163)	—	—	(163)
Total Liabilities	(163)	(87)	—	(250)
Total	$2,723	$123,732	$—	$126,455

@            Value is less than $500.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2022:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)

Discovery
Assets:
Common Stocks
Biotechnology	$9,582	$—	$—	$9,582
Chemicals	3,743	—	—	3,743
Commercial Services & Supplies	1,773	—	—	1,773
Consumer Finance	4,937	—	—	4,937
Entertainment	41,428	—	—	41,428
Health Care Providers & Services	65,215	—	—	65,215
Health Care Technology	51,893	—	—	51,893
Information Technology Services	156,956	56,529	—	213,485
Interactive Media & Services	41,565	—	—	41,565
Internet & Direct Marketing Retail	134,444	—	—	134,444
Leisure Products	14,836	—	—	14,836
Life Sciences Tools & Services	29,375	—	—	29,375
Media	56,184	—	—	56,184
Pharmaceuticals	66,118	—	—	66,118
Road & Rail	19,080	—	—	19,080
Software	125,814	—	—	125,814
Specialty Retail	2,952	—	—	2,952
Total Common Stocks	825,895	56,529	—	882,424
Preferred Stock
Software	—	—	23,813	23,813
Investment Company	5,738	—	—	5,738
Warrant	39	—	—	39
Call Options Purchased	—	1,774	—	1,774
Short-Term Investments
Investment Company	31,600	—	—	31,600
Repurchase Agreements	—	3,747	—	3,747
Total Short-Term Investments	31,600	3,747	—	35,347
Total Assets	$863,272	$62,050	$23,813	$949,135

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Discovery	Preferred Stock (000)
Beginning Balance	$25,782
Purchases	—
Sales	—
PIPE transactions	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	(1,969)
Realized gains (losses)	—
Ending Balance	$23,813

Net change in unrealized appreciation (depreciation) from investments still held as of December 31, 2022	$(1,969)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of December 31, 2022. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance. The Fund calculated the weighted averages of the unobservable inputs relative to each investment’s fair value as of December 31, 2022.

Discovery	Fair Value at December 31, 2022 (000)	Valuation Technique	Unobservable Input	Amount*		Impact to Valuation from an Increase in Input**
Preferred Stock	$23,813	Discounted Cash Flow	Weighted Average Cost of Capital	14.0%		Decrease
			Perpetual Growth Rate	3.5%		Increase
		Market Comparable Companies	Enterprise Value /Revenue	12.8	x	Increase
			Discount for Lack of Marketability	15.0%		Decrease

*	Amount is indicative of the weighted average.
**	Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input.
A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2022:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)

Dynamic Value
Assets:
Common Stocks
Automobiles	$954	$—	$—	$954
Banks	4,258	—	—	4,258
Beverages	705	—	—	705
Building Products	1,981	—	—	1,981
Capital Markets	3,031	—	—	3,031
Chemicals	3,128	—	—	3,128
Commercial Banks	853	—	—	853
Commercial Services & Supplies	296	—	—	296
Construction & Engineering	489	—	—	489
Consumer Finance	4,390	—	—	4,390
Containers & Packaging	1,338	—	—	1,338
Diversified Consumer Services	685	—	—	685
Diversified Telecommunication Services	1,739	—	—	1,739
Electric Utilities	3,658	—	—	3,658
Electrical Equipment	1,026	—	—	1,026
Electronic Equipment, Instruments & Components	2,174	—	—	2,174
Equity Real Estate Investment Trusts (REITs)	6,840	—	—	6,840
Food & Staples Retailing	1,321	—	—	1,321
Food Products	3,599	—	—	3,599
Gas Utilities	1,426	—	—	1,426
Health Care Equipment & Supplies	2,471	—	—	2,471
Health Care Providers & Services	6,214	—	—	6,214
Health Care Technology	578	—	—	578
Hotels, Restaurants & Leisure	2,233	—	—	2,233
Household Durables	1,681	—	—	1,681
Independent Power Producers & Energy Traders	707	—	—	707
Information Technology Services	5,033	—	—	5,033
Insurance	4,175	—	—	4,175
Life Sciences Tools & Services	987	—	—	987
Machinery	3,907	—	—	3,907
Media	5,587	—	—	5,587
Metals & Mining	909	—	—	909
Multi-Line Retail	701	—	—	701
Oil, Gas & Consumable Fuels	7,499	—	—	7,499
Personal Products	1,493	—	—	1,493
Pharmaceuticals	7,417	—	—	7,417
Professional Services	1,180	—	—	1,180
Real Estate Management & Development	420	—	—	420
Road & Rail	2,084	—	—	2,084
Semiconductors & Semiconductor Equipment	2,770	—	—	2,770
Software	1,528	—	—	1,528
Specialty Retail	2,167	—	—	2,167
Tech Hardware, Storage & Peripherals	858	—	—	858
Textiles, Apparel & Luxury Goods	267	—	—	267
Thrifts & Mortgage Finance	1,721	—	—	1,721
Trading Companies & Distributors	2,405	—	—	2,405
Total Common Stocks	110,883	—	—	110,883
Short-Term Investment
Investment Company	5,754	—	—	5,754
Total Return Swap Agreement	—	817	—	817
Total Assets	116,637	817	—	117,454
Liabilities:
Total Return Swap Agreement	—	(604)	—	(604)
Total	$116,637	$213	$—	$116,850

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2022:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)

Global Strategist
Assets:
Fixed Income Securities
Agency Fixed Rate Mortgages	$—	$17,730	$—		$17,730
Asset-Backed Securities	—	1,117	—		1,117
Commercial Mortgage-Backed Securities	—	2,042	—		2,042
Corporate Bonds	—	45,004	—		45,004
Mortgages - Other	—	5,389	—		5,389
Municipal Bond	—	325	—		325
Sovereign	—	130,560	—		130,560
Supranational	—	5,591	—		5,591
U.S. Treasury Securities	—	25,679	—		25,679
Total Fixed Income Securities	—	233,437	—		233,437
Common Stocks
Aerospace & Defense	1,275	965	—		2,240
Air Freight & Logistics	400	319	—		719
Airlines	32	66	—		98
Auto Components	157	138	—		295
Automobiles	885	958	—		1,843
Banks	4,479	15,720	—		20,199
Beverages	1,328	1,247	—		2,575
Biotechnology	1,791	719	—		2,510
Building Products	356	432	—		788
Capital Markets	2,347	1,641	—		3,988
Chemicals	1,432	1,547	—		2,979
Commercial Banks	260	182	—		442
Commercial Services & Supplies	456	166	—		622
Communications Equipment	570	203	—		773
Construction & Engineering	109	441	—		550
Construction Materials	88	363	—		451
Consumer Finance	353	—	—		353
Containers & Packaging	224	78	—		302
Distributors	99	23	—		122
Diversified Consumer Services	—	53	—		53
Diversified Financial Services	885	410	—		1,295
Diversified Financials	19	38	—		57
Diversified Telecommunication Services	669	1,071	—		1,740
Electric Utilities	1,483	1,222	—		2,705
Electrical Equipment	418	941	—		1,359
Electronic Equipment, Instruments & Components	438	156	—		594
Energy Equipment & Services	272	38	—	†	310
Entertainment	996	133	—		1,129
Equity Real Estate Investment Trusts (REITs)	1,831	897	—		2,728
Food & Staples Retailing	1,374	627	—		2,001
Food Products	850	2,082	—		2,932
Gas Utilities	69	174	—		243
Health Care Equipment & Supplies	1,872	973	—		2,845
Health Care Providers & Services	2,354	186	—		2,540
Health Care Technology	45	—	—		45
Hotels, Restaurants & Leisure	1,463	813	—		2,276
Household Durables	216	112	—		328
Household Products	1,004	396	—		1,400
Independent Power Producers & Energy Traders	103	195	—		298
Industrial Conglomerates	591	777	—		1,368
Information Technology Services	3,396	575	—		3,971
Insurance	2,242	3,101	—		5,343
Interactive Media & Services	2,641	99	—		2,740
Internet & Direct Marketing Retail	1,689	368	—		2,057
Leisure Products	29	—	—		29
Life Sciences Tools & Services	1,285	376	—		1,661
Machinery	1,213	1,222	—		2,435
Marine	7	162	—		169
Media	667	203	—		870
Metals & Mining	964	2,417	—		3,381
Multi-Line Retail	414	210	—		624
Multi-Utilities	604	526	—		1,130
Oil, Gas & Consumable Fuels	8,188	3,154	—		11,342
Paper & Forest Products	20	227	—		247
Personal Products	114	1,158	—		1,272
Pharmaceuticals	3,204	5,412	—		8,616
Professional Services	381	797	—		1,178
Real Estate Management & Development	72	389	—		461
Road & Rail	1,420	62	—		1,482
Semiconductors & Semiconductor Equipment	3,346	1,424	—		4,770
Software	5,959	833	—		6,792
Specialty Retail	1,559	238	—		1,797
Tech Hardware, Storage & Peripherals	4,305	51	—		4,356
Textiles, Apparel & Luxury Goods	412	2,018	—		2,430
Tobacco	472	504	—		976
Trading Companies & Distributors	271	265	—		536
Transportation Infrastructure	—	256	—		256
Water Utilities	78	76	—		154
Wireless Telecommunication Services	251	148	—		399
Total Common Stocks	78,796	62,773	—	†	141,569 †
Short-Term Investments
Investment Company	67,266	—	—		67,266
U.S. Treasury Security	—	2,272	—		2,272
Total Short-Term Investments	67,266	2,272	—		69,538
Foreign Currency Forward Exchange Contracts	—	1,655	—		1,655
Futures Contracts	2,067	—	—		2,067
Interest Rate Swap Agreements	—	142	—		142
Total Return Swap Agreements	—	8,709	—		8,709
Total Assets	148,129	308,988	—	†	457,117 †
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(936)	—		(936)
Futures Contracts	(1,115)	—	—		(1,115)
Interest Rate Swap Agreements	—	(866)	—		(866)
Total Return Swap Agreements	—	(707)	—		(707)
Total Liabilities	(1,115)	(2,509)	—		(3,624)
Total	$147,014	$306,479	$—	†	$453,493 †

†       Includes one or more securities valued at zero.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Global Strategist	Fixed Income (000)	Common Stock (000)
Beginning Balance	$59	$—
Purchases	—	—
Sales	—	—
Amortization of discount	—	—
Transfers in	—	—
Transfers out	(59)	—	†
Corporate actions	—	—
Change in unrealized appreciation (depreciation)	—	—
Realized gains (losses)	—	—
Ending Balance	$—	$—	†

Net change in unrealized appreciation (depreciation) from investments still held as of December 31, 2022	$—	$—

†	Includes a security valued at zero.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2022:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)		Level 3 Significant unobservable inputs (000)	Total (000)

High Yield
Assets:
Fixed Income Securities
Corporate Bonds	$—	$128,908		$—	$128,908
Variable Rate Senior Loan Interests	—	1,919		—	1,919
Total Fixed Income Securities	—	130,827		—	130,827
Common Stocks
Auto Components	—	—	†	—	—	†
Equity Real Estate Investment Trusts (REITs)	—	4		—	4
Machinery	—	—		24	24
Semiconductors & Semiconductor Equipment	—	31		—	31
Total Common Stocks	—	35	†	24	59	†
Total Assets	$—	$130,862	†	$24	$130,886	†

†         Includes a security valued at zero.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

High Yield	Common Stock (000)
Beginning Balance	$11
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	13
Realized gains (losses)	—
Ending Balance	$24

Net change in unrealized appreciation (depreciation) from investments still held as of December 31, 2022	$13

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of December 31, 2022. The Fund calculated the weighted averages of the unobservable inputs relative to each investment’s fair value as of December 31, 2019.

High Yield	Fair Value at December 31, 2022 (000)	Valuation Technique	Unobservable Input	Amount*		Impact to Valuation from an Increase in Input**
Common Stock	$24	Market Comparable Companies	Enterprise Value/EBITDA	4.0	x	Increase
			Enterprise Value/Revenue	0.4	x	Increase
			Discount for Lack of Marketability	30.0%		Decrease

*	Amount is indicative of the weighted average.
**	Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input.
A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2022:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)

Short Duration Income
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$485	$—	$485
Agency Bonds - Consumer Discretionary (U.S. Government Guaranteed)	—	89	—	89
Agency Fixed Rate Mortgages	—	483	—	483
Asset-Backed Securities	—	63,922	—	63,922
Collateralized Mortgage Obligations - Agency Collateral Series	—	1,004	—	1,004
Commercial Mortgage-Backed Securities	—	22,250	—	22,250
Corporate Bonds	—	238,007	—	238,007
Mortgages - Other	—	52,084	—	52,084
Municipal Bond	—	187	—	187
Sovereign	—	1,488	—	1,488
Supranational	—	1,587	—	1,587
U.S. Treasury Security	—	17,102	—	17,102
Total Fixed Income Securities	—	398,688	—	398,688
Short-Term Investments
Investment Company	3,880	—	—	3,880
U.S. Treasury Security	—	1,517	—	1,517
Total Short-Term Investments	3,880	1,517	—	5,397
Futures Contracts	99	—	—	99
Total Assets	$3,979	$400,205	$—	$404,184

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2022:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)

Ultra-Short Income
Assets:
Short-Term Investments
Certificates of Deposit	$—	$1,504,646	$—	$1,504,646
Commercial Paper	—	3,946,116	—	3,946,116
Corporate Bonds	—	75,835	—	75,835
Floating Rate Notes	—	4,420,384	—	4,420,384
Repurchase Agreements	—	1,397,000	—	1,397,000
Time Deposits	—	1,000	—	1,000
Total Short-Term Investments	—	11,344,981	—	11,344,981
Total Assets	$—	$11,344,981	$—	$11,344,981

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2022:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)

Ultra-Short Municipal Income
Assets:
Short-Term Investments
Weekly Variable Rate Bonds	$—	$87,665	$—	$87,665
Commercial Paper	—	27,984	—	27,984
Floating Rate Notes	—	19,003	—	19,003
Closed-End Investment Companies	—	10,000	—	10,000
Daily Variable Rate Bonds	—	7,500	—	7,500
Municipal Bonds & Notes	—	5,427	—	5,427
Total Short-Term Investments	—	157,579	—	157,579
Total Assets	$—	$157,579	$—	$157,579

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.